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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                             811-05426
      --------------------------------------------------------------------------

                              AIM Investment Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:        10/31
                        -------------------------

Date of reporting period:      10/31/05
                         ------------------------

Item 1.  Schedule of Investments.

                                                     AIM DEVELOPING MARKETS FUND
                                Annual Report to Shareholders o October 31, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--

==============================================================================================================================
AIM DEVELOPING MARKETS FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL WITH A SECONDARY INVESTMENT OBJECTIVE OF INCOME.

o Unless otherwise stated, information presented in this report is as of October 31, 2005, and is based on total net assets.
==============================================================================================================================

ABOUT SHARE CLASSES                          there can be no assurance that the Fund      OTHER INFORMATION
                                             will have favorable IPO investment
o Class B shares are not available as an     opportunities in the future.                 o The returns shown in management's
investment for retirement plans                                                           discussion of Fund performance are based
maintained pursuant to Section 401 of the    ABOUT INDEXES USED IN THIS REPORT            on net asset values calculated for
Internal Revenue Code, including 401(k)                                                   shareholder transactions. Generally
plans, money purchase pension plans and      o The unmanaged MSCI Europe, Australasia     accepted accounting principles require
profit sharing plans. Plans that had         and the Far East Index (the MSCI EAFE        adjustments to be made to the net assets
existing accounts invested in Class B        --Registered Trademark-- INDEX) is a         of the Fund at period end for financial
shares prior to September 30, 2003, will     group of foreign securities tracked by       reporting purposes, and as such, the net
continue to be allowed to make additional    Morgan Stanley Capital International.        asset values for shareholder transactions
purchases.                                                                                and the returns based on those net asset
                                             o The unmanaged MSCI EMERGING MARKETS        values may differ from the net asset
PRINCIPAL RISKS OF INVESTING IN THE FUND     INDEX is a group of securities from          values and returns reported in the
                                             emerging markets tracked by Morgan           Financial Highlights.
o International investing presents           Stanley Capital International. The index
certain risks not associated with            represents investable opportunities for      o Industry classifications used in this
investing solely in the United States.       global investors, taking into account the    report are generally according to the
These include risks relating to              local market restrictions on share           Global Industry Classification Standard,
fluctuations in the value of the U.S.        ownership by foreign investors.              which was developed by and is the
dollar relative to the values of other                                                    exclusive property and a service mark of
currencies, the custody arrangements made    o The unmanaged LIPPER EMERGING MARKETS      Morgan Stanley Capital International Inc.
for the Fund's foreign holdings,             FUND INDEX represents an average of the      and Standard & Poor's.
differences in accounting, political         30 largest emerging markets funds tracked
risks and the lesser degree of public        by Lipper, Inc., an independent mutual       The Fund provides a complete list of its
information required to be provided by       fund performance monitor.                    holdings four times in each fiscal year,
non-U.S. companies.                                                                       at the quarter-ends. For the second and
                                             o The unmanaged Standard & Poor's            fourth quarters, the lists appear in the
o Investing in smaller companies involves    Composite Index of 500 Stocks (the S&P       Fund's semiannual and annual reports to
greater risk than investing in more          500 --Registered Trademark-- INDEX) is an    shareholders. For the first and third
established companies, such as business      index of common stocks frequently used as    quarters, the Fund files the lists with
risk, significant stock price                a general measure of U.S. stock market       the Securities and Exchange Commission
fluctuations and illiquidity.                performance.                                 (SEC) on Form N-Q. The most recent list
                                                                                          of portfolio holdings is available at
o Investing in emerging markets involves     o The unmanaged MSCI WORLD INDEX is a        AIMinvestments.com. From our home page,
greater risk and potential reward than       group of global securities tracked by        click on Products & Performance, then
investing in more established markets.       Morgan Stanley Capital International.        Mutual Funds, then Fund Overview. Select
                                                                                          your Fund from the drop-down menu and
o The Fund is nondiversified, which          o The Fund is not managed to track the       click on Complete Quarterly Holdings.
increases risks as well as potential         performance of any particular index,         Shareholders can also look up the Fund's
rewards.                                     including the indexes defined here, and      Forms N-Q on the SEC's Web site at
                                             consequently, the performance of the Fund    sec.gov. And copies of the Fund's Forms
o The Fund can be substantially invested     may deviate significantly from the           N-Q may be reviewed and copied at the
in debt securities of both government and    performance of the indexes.                  SEC's Public Reference Room at 450 Fifth
corporate issuers in emerging markets.                                                    Street, N.W., Washington, D.C.
These debt securities are the equivalent     o A direct investment cannot be made in      20549-0102. You can obtain information on
of high yield, high risk bonds, commonly     an index. Unless otherwise indicated,        the operation of the Public Reference
known as "junk bonds." Investors should      index results include reinvested             Room, including information about
carefully assess the risk associated with    dividends, and they do not reflect sales     duplicating fee charges, by calling
an investment in the Fund.                   charges. Performance of an index of funds    202-942-8090 or 800-732-0330,or by
                                             reflects fund expenses; performance of a     electronic request at the following
o Although the Fund's return during          market index does not.                       e-mail address: publicinfo@sec.gov. The
certain periods was positively impacted                                                   SEC file numbers for the Fund are
by its investments in initial public                                                      811-05426 and 33-19338.
offerings (IPOs),
                                                                                          A description of the policies and
                                                                                          procedures that the Fund uses to
                                                                                          determine how to vote proxies relating to
                                                                                          portfolio securities is available without
                                                                                          charge, upon request, from our Client
                                                                                          Services department at 800-959-4246 or

                                                                                          Continued on Page 7

                                                                                          ========================================
                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    GTDDX
                                                                                          Class B Shares                    GTDBX
                                                                                          Class C Shares                    GTDCX
                                                                                          ========================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM DEVELOPING MARKETS FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    The fiscal year covered by this report was quite good to
                    equity investors. Domestically, the broad-based S&P 500
                    Index returned 8.72%. Globally, Morgan Stanley's MSCI World
                    Index rose 13.27%. Much of this good performance, though,
  [GRAHAM           was attained early in the fiscal year as virtually every
   PHOTO]           equity index declined during October of 2005. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market weakness.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets.
                    Domestically, energy sector performance far outpaced that of
   ROBERT H.        the other sectors in the S&P 500 Index, reflecting rising
    GRAHAM          oil and gas prices. Overseas, emerging markets produced more attractive results than did developed markets, at least in part because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the fiscal year ended October 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

  [WILLIAMSON          For a discussion of the specific market conditions that
     PHOTO] affected your Fund and how your Fund was managed during the fiscal year, please turn to Page 3.

                    NEW INFORMATION IN THIS REPORT

                    We would like to call your attention to two new elements in this report. First, on Page 2, is a message from Bruce
    MARK H.         Crockett, the independent Chair of the Board of Trustees of
  WILLIAMSON        the AIM Funds. We first introduced you to Mr. Crockett in
                    the annual report on your Fund dated October 31, 2004. Mr.
                    Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair in October 2004.

                       Mr. Crockett plans to keep AIM shareholders informed of
                    the work of the Board regularly via letters in the Fund reports. We certainly think this is a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 8 and 9.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM         /s/ MARK H. WILLIAMSON

                    Robert H. Graham             Mark H. Williamson
                    President & Vice Chair,      President, A I M Advisors, Inc.
                    AIM Funds

                    December 15, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM DEVELOPING MARKETS FUND

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM
    [CROCKETT       Funds, I'm writing to report on the work being done by your
      PHOTO]        Board.

                       At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
BRUCE L. CROCKETT   annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 8 and
                    9. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 14 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    December 15, 2005

AIM DEVELOPING MARKETS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                             We seek to minimize stock-specific
                                                                                          risk by building a portfolio that holds
=====================================================================================     a variety of companies.
PERFORMANCE SUMMARY
                                             ========================================        We believe disciplined sell decisions
Despite higher oil prices and rising         FUND VS. INDEXES                             are a key determinant of successful
interest rates in some countries, most                                                    investing. We consider selling a stock
world equity markets posted gains for the    TOTAL RETURNS, 10/31/04-10/31/05,            for any one of the following reasons:
fiscal year. International equities          EXCLUDING APPLICABLE SALES CHARGES. IF
outperformed U.S. equities for the third     SALES CHARGES WERE INCLUDED, RETURNS         o a company's fundamentals deteriorate
consecutive year with emerging market        WOULD BE LOWER.                              or it posts disappointing earnings
stocks one of the best-performing asset
classes for the period.                      Class A Shares                    32.34%     o a stock's price seems overvalued
                                             Class B Shares                    31.41
   As the table indicates, we are pleased    Class C Shares                    31.35      o a more attractive opportunity is
to once again reward shareholders with       MSCI EAFE Index                              presented
double-digit Fund returns. Long-term         (Broad Market Index)              18.09
performance can be found on Pages 6 and      MSCI Emerging Markets Index                  MARKET CONDITIONS AND YOUR FUND
7.During the fiscal year, we tracked our     (Style-specific Index)            33.80
style-specific index and outperformed        Lipper Emerging Markets Fund Index           It was another banner year for
our broad market index. The strong           (Peer Group Index)                32.97      developing market stocks with most
performance by emerging market equities                                                   emerging countries--represented by the
enabled us to                                SOURCE: LIPPER, INC.                         MSCI Emerging Markets Index--posting
                                             ========================================     double-digit returns for the fiscal
                                             outperform the MSCI EAFE Index, which is     year.
                                             composed of stocks from developed
                                             nations.                                        Financial conditions for emerging
=====================================================================================     market countries remained favorable,
                                                                                          reflecting improved economic
HOW WE INVEST                                o high return on invested capital            fundamentals--lower inflation rates,
                                                                                          current account surpluses and reduced
We believe that earnings drive stock         o reasonable prices with low valuations      debt-equity ratios. Emerging market
prices and that companies generating                                                      equity funds also witnessed strong cash
substantial, repeatable, above average          We use a systematic, stock-by stock       inflows as investors found favor with
earnings growth should provide long-term     approach, focusing on strengths of           the asset class.
growth of capital.                           individual companies, rather than sector
                                             or country trends. Our goal is a                Fund performance was broadly based
   Therefore, when selecting stocks for      portfolio of reasonably priced, quality      with all regions registering
your Fund we look for companies from         stocks. We adhere to our investment          double-digit gains for the reporting
developing market countries with the         process regardless of the macroeconomic      period. While not the largest regional
following attributes:                        environment.                                 weighting in the portfolio, Latin
                                                                                          American stocks contributed the most to
o accelerating earnings and revenues            We do not hedge currencies because we     Fund returns. Brazil and Mexico were two
                                             believe currency exposure increases the      of the top performing markets during the
o strong cash flow generation                benefit of international investing.          fiscal year.
(dividends, share buybacks)
                                                                                                                       (continued)

========================================     ========================================     ========================================
PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*
By sector
                                             1. South Korea                  18.3%        1. OAO LUKOIL-ADR (Russia)          3.2%
            [PIE CHART]                      2. Brazil                       12.2         2. Petroleo Brasileiro S.A.-ADR
                                             3. South Africa                 11.1            (Brazil)                         2.5
Financials                       19.1%       4. Mexico                        7.7         3. Orascom Construction Industries
Consumer Discretionary           17.2%       5. Taiwan                        7.6            (Egypt)                          2.5
Information Technology           14.7%                                                    4. Standard Bank Group Ltd.
Telecommunication Services       11.6%                                                       (South Africa)                   2.4
Energy                           10.4%       TOTAL NET ASSETS      $312.4 MILLION         5. America Movil S.A. de C.V.
Consumer Staples                 10.3%                                                       -Series L-ADR (Mexico)           2.3
Industrials                       7.7%       TOTAL NUMBER OF HOLDINGS*        108         6. Infosys Technologies Ltd.-ADR
Materials                         3.4%                                                       (India)                          2.1
Health Care                       1.2%                                                    7. Philippine Long Distance
Money Market Funds Plus                                                                      Telephone Co. (Philippines)      1.9
Other Assets Less Liabilities     4.4%                                                    8. Hyundai Department Store Co.,
                                                                                             Ltd. (South Korea)               1.9
The Fund's holdings are subject to change, and there is no assurance that the Fund        9. Banco Itau Holding Financeira
will continue to hold any particular security.                                               S.A.-Pfd. (Brazil)               1.8
                                                                                          10.Telkom South Africa Ltd.
*Excluding money market fund holdings.                                                       (South Africa)                   1.8
========================================     ========================================     ========================================

AIM DEVELOPING MARKETS FUND

   During the fiscal year, we added             Our holdings in Korea posted positive     The views and opinions expressed in
significantly to our Brazilian exposure.     returns but we underperformed our            management's discussion of Fund
PERDIGAO S.A., a Brazilian-based             benchmark due to select Korean holdings.     performance are those of A I M Advisors,
poultry producer, proved a top               GRAVITY CO. LTD.--a firm which develops      Inc. These views and opinions are
contributor. The company is benefiting       and distributes online games--declined       subject to change at any time based on
from both strong growth within its           after restating earnings. KIRYUNG            factors such as market and economic
domestic market as well as new-market        ELECTRONIC CO. LTD., a manufacturer and      conditions. These views and opinions may
opportunities. The spread of bird flu in     supplier of satellite radio systems to a     not be relied upon as investment advice
Asia has opened up new market                large U.S. satellite radio company, also     or recommendations, or as an offer for a
opportunities for the company, while         proved a drag on performance. Kiryung's      particular security. The information is
value-added products, such as T.V.           stock declined amid increased                not a complete analysis of every aspect
dinners have improved margins.               competition from Taiwanese competitors       of any market, country, industry,
                                             which led to disappointing earnings.         security or the Fund. Statements of fact
      For the fifth year in a                Despite a rebound in the stock, given        are from sources considered reliable,
       row, emerging markets                 the increased competitive atmosphere         but A I M Advisors, Inc. makes no
      outperformed both U.S.                 surrounding the company, we sold our         representation or warranty as to their
         and international                   position in the stock.                       completeness or accuracy. Although
        developed markets.                                                                historical performance is no guarantee
                                                On a sector basis, every sector we        of future results, these insights may
   Our holdings in Taiwan also               invested in during the fiscal year           help you understand our investment
contributed to Fund performance.             produced double-digit returns--some more     management philosophy.
Although the Taiwanese market was one of     than 40%. We continued to overweight the
the worst performing Asian markets for       consumer sectors (consumer discretionary        See important Fund and index
the fiscal year, strong stock selection      and consumer staples) given strong              disclosures inside front cover.
enabled us to produce double-digit           demographic trends--emerging countries
gains and significantly outperform our       represent 81% of the world's population.                     SHUXIN CAO, Chartered
style-specific benchmark. One standout       In addition, we have found stocks here       [PHOTO OF       Financial Analyst,
holding was CATCHER TECHNOLOGY CO.,          which have higher growth profiles and        SHUXIN CAO]     portfolio manager, is
LTD., a small-cap tech firm in Taiwan        many consumer stocks are smaller-cap                         co-manager of AIM
that specializes in making alloy-based       companies which are often overlooked by                      Developing Markets Fund.
casing for notebook computers and            the market and international investors.                      He joined AIM in 1997.
handsets. Robust sales have led to                                                        Mr. Cao graduated from Tianjin Foreign
extremely strong top and bottom-line            Our underweight position to               Language Institute with a B.A. in
growth. Technological expertise and a        materials--a sector that did well given      English. He also received an M.B.A. from
competitive cost base have earned this       rising commodity prices--also hurt           Texas A&M University and is a Certified
company the business of several key          comparative results.                         Public Accountant.
first tier global wireless companies.
Taking profits, we trimmed the position      IN CLOSING                                                   BORGE ENDRESEN, Chartered
somewhat during the fiscal year, but                                                      [PHOTO OF       Financial Analyst,
continue to own it given its strong          For the fifth year in a row, emerging        BORGE ENDRESEN] portfolio manager, is
current fundamentals.                        markets outperformed both U.S. and                           co-manager of AIM
                                             international developed markets.                             Developing Markets Fund.
   Although Asian stocks in general added    Emerging markets have made considerable                      He joined AIM in 1999
to Fund performance during the fiscal        strides over the last decade. Economic       and graduated summa cum laude from the
year, we slightly underperformed our         fundamentals continue to improve, growth     University of Oregon with a B.S. in
style-specific benchmark in this region.     rates remain among the strongest in the      finance. He also earned an M.B.A. from
This was due to underperformance in          world and economies continue to become       The University of Texas at Austin.
China and Korea. In China, some of our       more capitalistic. On a corporate level,
Chinese consumer staple stocks were          companies have become more transparent       Assisted by Asia Pacific/Latin America
hampered by rising raw material costs.       as they adopt international accounting       Team and Europe/Canada Team
We also had less exposure to select          standards; meanwhile, there is increased
areas that performed well such as            emphasis on shareholder value. These
Chinese commodity and conglomerate           improvements coupled with the sheer size
stocks.                                      of the consumer pool make a compelling
                                             case for emerging market investments. We               [RIGHT ARROW GRAPHIC]
                                             are pleased to report these trends and
                                             thank you for your continued                FOR A PRESENTATION OF YOUR FUND'S
                                             participation in AIM Developing Markets     LONG-TERM PERFORMANCE, PLEASE SEE PAGES
                                             Fund.                                       6 AND 7.

AIM DEVELOPING MARKETS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      to estimate the expenses that you paid          The hypothetical account values and
                                             over the period. Simply divide your          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      account value by $1,000 (for example, an     actual ending account balance or
two types of costs: (1) transaction          $8,600 account value divided by $1,000 =     expenses you paid for the period. You
costs, which may include sales charges       8.6), then multiply the result by the        may use this information to compare the
(loads) on purchase payments; contingent     number in the table under the heading        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       entitled "Actual Expenses Paid During        and other funds. To do so, compare this
and redemption fees, if any; and (2)         Period" to estimate the expenses you         5% hypothetical example with the 5%
ongoing costs, including management          paid on your account during this period.     hypothetical examples that appear in the
fees; distribution and/ or service fees                                                   shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR
example is intended to help you              COMPARISON PURPOSES                             Please note that the expenses shown in
understand your ongoing costs (in                                                         the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account       any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based       charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and       contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's     any. Therefore, the hypothetical
May 1, 2005, through October 31, 2005.       actual return. The Fund's actual             information is useful in comparing
                                             cumulative total returns at net asset        ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months      you determine the relative total costs
                                             ended October 31, 2005, appear in the        of owning different funds. In addition,
The table below provides information         table "Cumulative Total Returns" on Page     if these transactional costs were
about actual account values and actual       7.                                           included, your costs would have been
expenses. You may use the information in                                                  higher.
this table, together with the amount you
invested,

====================================================================================================================================
                                     ACTUAL                               HYPOTHETICAL
                                                                (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING            ENDING               EXPENSES           ENDING            EXPENSES         ANNUALIZED
SHARE           ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING      ACCOUNT VALUE       PAID DURING        EXPENSE
CLASS            (5/01/05)          (10/31/05)(1)         PERIOD(2),(3)      (10/31/05)        PERIOD(2),(4)        RATIO
  A              $1,000.00            $1,193.70              $ 9.84          $1,016.23            $ 9.05             1.78%
  B               1,000.00             1,188.40               13.79           1,012.60             12.68             2.50
  C               1,000.00             1,188.70               13.79           1,012.60             12.68             2.50


(1)  The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12b-1 plan fees for Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 1.75% for the Class A shares.

(3)  The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $9.68 for the Class A shares.

(4)  The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $8.89 for the Class A shares.
====================================================================================================================================

                                           [ARROW
                                           BUTTON    For More Information Visit
                                           IMAGE]       AIMinvestments.com

AIM DEVELOPING MARKETS FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
FUND DATA FROM 1/11/94, INDEX DATA FROM 12/31/93

                                [MOUNTAIN CHART]

==================================================================================================
                 AIM DEVELOPING        LIPPER EMERGING
                 MARKETS FUND-          MARKETS FUND          MSCI EAFE          MSCI EMERGING
  DATE           CLASS A SHARES            INDEX                INDEX            MARKETS INDEX

12/31/93            $ 9525                $10000                $10000              $10000
    1/94              9614                 10253                 10845               10182
    2/94              9239                  9980                 10815               10001
    3/94              8356                  9125                 10350                9096
    4/94              7944                  8874                 10789                8914
    5/94              8287                  9037                 10727                9219
    6/94              7944                  8648                 10878                8965
    7/94              8274                  9164                 10983                9522
    8/94              9163                 10093                 11243               10704
    9/94              9315                 10231                 10889               10826
   10/94              9194                 10016                 11251               10631
   11/94              8914                  9566                 10711               10078
   12/94              8184                  8840                 10778                9268
    1/95              7381                  7936                 10364                8282
    2/95              6783                  7804                 10334                8070
    3/95              6631                  7838                 10979                8121
    4/95              7250                  8090                 11391                8486
    5/95              7665                  8468                 11256                8937
    6/95              7652                  8502                 11058                8963
    7/95              7862                  8798                 11747                9165
    8/95              7876                  8573                 11299                8949
    9/95              7954                  8531                 11519                8906
   10/95              7665                  8176                 11210                8565
   11/95              7685                  7965                 11522                8413
   12/95              8107                  8241                 11986                8786
    1/96              8799                  8990                 12035                9410
    2/96              8680                  8885                 12076                9261
    3/96              8729                  8959                 12332                9333
    4/96              9036                  9275                 12691                9706
    5/96              9210                  9367                 12457                9662
    6/96              9245                  9385                 12527                9723
    7/96              9000                  8841                 12161                9058
    8/96              9308                  9083                 12188                9290
    9/96              9623                  9176                 12511                9371
   10/96              9581                  8965                 12383                9121
   11/96              9825                  9168                 12876                9274
   12/96             10017                  9247                 12711                9316
    1/97             10365                  9954                 12266                9951
    2/97             10720                 10309                 12466               10377
    3/97             10372                 10047                 12511               10104
    4/97             10510                 10047                 12578               10122
    5/97             10836                 10394                 13396               10412
    6/97             11140                 10903                 14135               10969
    7/97             11495                 11222                 14364               11133
    8/97             10221                  9986                 13291                9716
    9/97             10547                 10347                 14036                9986
   10/97              9092                  8619                 12957                8347
   11/97              8947                  8225                 12825                8043
   12/97              9168                  8300                 12937                8236
    1/98              8363                  7722                 13528                7590
    2/98              8880                  8412                 14396                8383
    3/98              9229                  8725                 14839                8746
    4/98              9426                  8767                 14957                8651
    5/98              8242                  7610                 14884                7466
    6/98              7512                  6889                 14997                6682
    7/98              7641                  7099                 15149                6894
    8/98              5317                  5065                 13272                4901
    9/98              5423                  5255                 12865                5212
   10/98              5719                  5760                 14206                5761
   11/98              6145                  6147                 14934                6240
   12/98              5930                  6070                 15523                6149
    1/99              5760                  5947                 15478                6050
    2/99              5722                  5896                 15109                6109
    3/99              6594                  6552                 15739                6914
    4/99              7351                  7463                 16377                7769
    5/99              7197                  7373                 15534                7724
    6/99              8023                  8201                 16139                8601
    7/99              7699                  7996                 16619                8367
    8/99              7591                  7908                 16680                8443
    9/99              7336                  7627                 16848                8158
   10/99              7614                  7857                 17479                8331
   11/99              8209                  8723                 18086                9078
   12/99              9578                 10256                 19709               10233
    1/00              9337                 10137                 18457               10294
    2/00              9260                 10439                 18954               10430
    3/00              9400                 10470                 19688               10481
    4/00              8253                  9331                 18652                9487
    5/00              7881                  8834                 18197                9095
    6/00              8315                  9272                 18908                9415
    7/00              7796                  8894                 18116                8931
    8/00              8160                  8986                 18273                8975
    9/00              7370                  8127                 17383                8191
   10/00              6889                  7520                 16973                7597
   11/00              6207                  6840                 16336                6933
   12/00              6374                  7087                 16917                7101
    1/01              7192                  7908                 16908                8078
    2/01              6569                  7295                 15641                7446
    3/01              5813                  6599                 14598                6714
    4/01              6163                  6936                 15612                7046
    5/01              6366                  7127                 15061                7130
    6/01              6218                  7003                 14445                6984
    7/01              5774                  6569                 14183                6543
    8/01              5688                  6483                 13823                6478
    9/01              4644                  5558                 12423                5475
   10/01              4924                  5850                 12741                5815
   11/01              5789                  6429                 13211                6422
   12/01              6256                  6839                 13289                6932
    1/02              6453                  7109                 12583                7167
    2/02              6658                  7268                 12672                7285
    3/02              6966                  7666                 13418                7724
    4/02              6989                  7760                 13445                7773
    5/02              6989                  7688                 13616                7649
    6/02              6390                  7126                 13074                7075
    7/02              5792                  6594                 11783                6537
    8/02              5847                  6648                 11756                6638
    9/02              5192                  5981                 10494                5922
   10/02              5492                  6267                 11058                6306
   11/02              5902                  6688                 11560                6740
   12/02              5689                  6523                 11171                6516
    1/03              5689                  6485                 10705                6488
    2/03              5562                  6332                 10459                6313
    3/03              5310                  6128                 10254                6134
    4/03              5830                  6718                 11258                6680
    5/03              6263                  7201                 11941                7160
    6/03              6578                  7564                 12229                7568
    7/03              6901                  7910                 12525                8042
    8/03              7485                  8439                 12828                8581
    9/03              7610                  8626                 13223                8644
   10/03              8288                  9298                 14047                9380
   11/03              8343                  9436                 14360                9495
   12/03              8801                 10237                 15481               10183
    1/04              9188                 10530                 15700               10545
    2/04              9583                 11003                 16063               11031
    3/04              9732                 11150                 16153               11173
    4/04              8920                 10272                 15788               10260
    5/04              9022                 10071                 15821               10124
    6/04              8944                 10123                 16188               10104
    7/04              8723                  9974                 15663                9925
    8/04              9070                 10362                 15732               10340
    9/04              9599                 10969                 16143               10938
   10/04             10032                 11304                 16693               11200
   11/04             10877                 12234                 17834               12237
   12/04             11233                 12868                 18616               12826
    1/05             11233                 12913                 18275               12867
    2/05             12172                 13990                 19064               13997
    3/05             11320                 13039                 18585               13074
    4/05             11123                 12720                 18148               12726
    5/05             11494                 13113                 18157               13174
    6/05             11937                 13549                 18398               13629
    7/05             12758                 14484                 18962               14593
    8/05             13105                 14709                 19441               14725
    9/05             14179                 15996                 20307               16098
   10/05             13280                 15031                 19714               15046
==================================================================================================
                                                                    Source: Lipper, Inc.

The data shown in the chart include             This chart, which is a logarithmic
reinvested distributions, applicable         chart, presents the fluctuations in the
sales charges, Fund expenses and             value of the Fund and its indexes. We
management fees. Index results include       believe that a logarithmic chart is more
reinvested dividends, but they do not        effective than other types of charts in
reflect sales charges. Performance of an     illustrating changes in value during the
index of funds reflects fund expenses        early years shown in the chart. The
and management fees; performance of a        vertical axis, the one that indicates
market index does not. Performance shown     the dollar value of an investment, is
in the chart and table(s) does not           constructed with each segment
reflect deduction of taxes a shareholder     representing a percent change in the
would pay on Fund distributions or sale      value of the investment. In this chart,
of Fund shares. Performance of the           each segment represents a doubling, or
indexes does not reflect the effects of      100% change, in the value of the
taxes.                                       investment. In other words, the space
                                             between $2,500 and $5,000 is the same
                                             size as the space between $5,000 and
                                             $10,000 and so on.

AIM DEVELOPING MARKETS FUND

========================================     ========================================     ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 10/31/05, including applicable         As of 9/30/05, most recent calendar          6 months ended 10/31/05, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                  19.37%
Inception (1/11/94)              2.43%       CLASS A SHARES                               Class B Shares                  18.84
10 Years                         5.14        Inception (1/11/94)              3.03%       Class C Shares                  18.87
 5 Years                        12.93        10 Years                         5.44        ==========================================
 1 Year                         26.09         5 Years                        12.89
                                              1 Year                         40.64
CLASS B SHARES
Inception (11/3/97)              3.74%       CLASS B SHARES
 5 Years                        13.17        Inception (11/3/97)              4.66%
 1 Year                         26.41         5 Years                        13.11
                                              1 Year                         41.82
CLASS C SHARES
Inception (3/1/99)              12.59%       CLASS C SHARES
 5 Years                        13.38        Inception (3/1/99)              13.91%
 1 Year                         30.35         5 Years                        13.35
                                              1 Year                         45.77
========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT           CLASS A SHARE PERFORMANCE REFLECTS THE       THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 4.75% SALES CHARGE, AND CLASS B      CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS       SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY BE LOWER OR HIGHER.          THE APPLICABLE CONTINGENT DEFERRED SALES     EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      CHARGE (CDSC) FOR THE PERIOD INVOLVED.
MOST RECENT MONTH-END PERFORMANCE.           THE CDSC ON CLASS B SHARES DECLINES FROM        HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE FIGURES REFLECT REINVESTED       5% BEGINNING AT THE TIME OF PURCHASE TO      REIMBURSED EXPENSES IN THE PAST,
DISTRIBUTIONS, CHANGES IN NET ASSET          0% AT THE BEGINNING OF THE SEVENTH YEAR.     PERFORMANCE WOULD HAVE BEEN LOWER.
VALUE AND THE EFFECT OF THE MAXIMUM          THE CDSC ON CLASS C SHARES IS 1% FOR THE
SALES CHARGE UNLESS OTHERWISE STATED.        FIRST YEAR AFTER PURCHASE.                      A REDEMPTION FEE OF 2% WILL BE IMPOSED
INVESTMENT RETURN AND PRINCIPAL VALUE                                                     ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
WILL FLUCTUATE SO THAT YOU MAY HAVE A                                                     OF THE FUND WITHIN 30 DAYS OF PURCHASE.
GAIN OR LOSS WHEN YOU SELL SHARES.                                                        EXCEPTIONS TO THE REDEMPTION FEE ARE
                                                                                          LISTED IN THE FUND'S PROSPECTUS.

Continued from inside front cover

on the AIM Web site, AIMinvestments.com.     AIMinvestments.com, access the About Us
On the home page, scroll down and click      tab, click on Required Notices and then
on AIM Funds Proxy Policy. The               click on Proxy Voting Activity. Next,
information is also available on the         select the Fund from the drop-down menu.
Securities and Exchange Commission's Web     The information is also available on the
site, sec.gov.                               Securities and Exchange Commission's Web
                                             site, sec.gov.
Information regarding how the Fund voted
proxies related to its portfolio
securities during the 12 months ended
June 30, 2005, is available at our Web
site. Go to

AIM DEVELOPING MARKETS FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Investment      o The quality of services to be provided     o Fees relative to those of comparable
Funds (the "Board") oversees the             by AIM. The Board reviewed the               funds with other advisors. The Board
management of AIM Developing Markets         credentials and experience of the            reviewed the advisory fee rate for the
Fund (the "Fund") and, as required by        officers and employees of AIM who will       Fund under the Advisory Agreement. The
law, determines annually whether to          provide investment advisory services to      Board compared effective contractual
approve the continuance of the Fund's        the Fund. In reviewing the                   advisory fee rates at a common asset
advisory agreement with A I M Advisors,      qualifications of AIM to provide             level and noted that the Fund's rate was
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      below the median rate of the funds
recommendation of the Investments            reviewed the qualifications of AIM's         advised by other advisors with
Committee of the Board, which is             investment personnel and considered such     investment strategies comparable to
comprised solely of independent              issues as AIM's portfolio and product        those of the Fund that the Board
trustees, at a meeting held on June 30,      review process, various back office          reviewed. The Board noted that AIM has
2005, the Board, including all of the        support functions provided by AIM and        agreed to waive advisory fees of the
independent trustees, approved the           AIM's equity and fixed income trading        Fund and to limit the Fund's total
continuance of the advisory agreement        operations. Based on the review of these     operating expenses, as discussed below.
(the "Advisory Agreement") between the       and other factors, the Board concluded       Based on this review, the Board
Fund and AIM for another year, effective     that the quality of services to be           concluded that the advisory fee rate for
July 1, 2005.                                provided by AIM was appropriate and that     the Fund under the Advisory Agreement
                                             AIM currently is providing satisfactory      was fair and reasonable.
   The Board considered the factors          services in accordance with the terms of
discussed below in evaluating the            the Advisory Agreement.                      o Expense limitations and fee waivers.
fairness and reasonableness of the                                                        The Board noted that AIM has
Advisory Agreement at the meeting on         o The performance of the Fund relative       contractually agreed to waive advisory
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed      fees of the Fund through June 30, 2006
ongoing oversight of the Fund. In their      the performance of the Fund during the       to the extent necessary so that the
deliberations, the Board and the             past one, three and five calendar years      advisory fees payable by the Fund do not
independent trustees did not identify        against the performance of funds advised     exceed a specified maximum advisory fee
any particular factor that was               by other advisors with investment            rate, which maximum rate includes
controlling, and each trustee attributed     strategies comparable to those of the        breakpoints and is based on net asset
different weights to the various             Fund. The Board noted that the Fund's        levels. The Board considered the
factors.                                     performance for the three and five year      contractual nature of this fee waiver
                                             periods was below the median performance     and noted that it remains in effect
   One of the responsibilities of the        of such comparable funds and above such      until June 30, 2006. The Board also
Senior Officer of the Fund, who is           median performance for the one year          noted that AIM has contractually agreed
independent of AIM and AIM's affiliates,     period. Based on this review, the Board      to waive fees and/or limit expenses of
is to manage the process by which the        concluded that no changes should be made     the Fund through October 31, 2005 in an
Fund's proposed management fees are          to the Fund and that it was not              amount necessary to limit total annual
negotiated to ensure that they are           necessary to change the Fund's portfolio     operating expenses to a specified
negotiated in a manner which is at arm's     management team at this time.                percentage of average daily net assets
length and reasonable. To that end, the                                                   for each class of the Fund. The Board
Senior Officer must either supervise a       o The performance of the Fund relative       considered the contractual nature of
competitive bidding process or prepare       to indices. The Board reviewed the           this fee waiver/expense limitation and
an independent written evaluation. The       performance of the Fund during the past      noted that it remains in effect until
Senior Officer has recommended an            one, three and five calendar years           October 31, 2005. The Board considered
independent written evaluation in lieu       against the performance of the Lipper        the effect these fee waivers/expense
of a competitive bidding process and,        Emerging Market Fund Index. The Board        limitations would have on the Fund's
upon the direction of the Board, has         noted that the Fund's performance for        estimated expenses and concluded that
prepared such an independent written         the one and three year periods was           the levels of fee waivers/expense
evaluation. Such written evaluation also     comparable to the performance of such        limitations for the Fund were fair and
considered certain of the factors            Index and below such Index for the five      reasonable.
discussed below. In addition, as             year period. Based on this review, the
discussed below, the Senior Officer made     Board concluded that no changes should       o Breakpoints and economies of scale.
certain recommendations to the Board in      be made to the Fund and that it was not      The Board reviewed the structure of the
connection with such written evaluation.     necessary to change the Fund's portfolio     Fund's advisory fee under the Advisory
                                             management team at this time.                Agreement, noting that it includes three
   The discussion below serves as a                                                       breakpoints. The Board reviewed the
summary of the Senior Officer's              o Meeting with the Fund's portfolio          level of the Fund's advisory fees, and
independent written evaluation and           managers and investment personnel. With      noted that such fees, as a percentage of
recommendations to the Board in              respect to the Fund, the Board is            the Fund's net assets, would decrease as
connection therewith, as well as a           meeting periodically with such Fund's        net assets increase because the Advisory
discussion of the material factors and       portfolio managers and/or other              Agreement includes breakpoints. The
the conclusions with respect thereto         investment personnel and believes that       Board noted that, due to the Fund's
that formed the basis for the Board's        such individuals are competent and able      current asset levels and the way in
approval of the Advisory Agreement.          to continue to carry out their               which the advisory fee breakpoints have
After consideration of all of the            responsibilities under the Advisory          been structured, the Fund has yet to
factors below and based on its informed      Agreement.                                   benefit from the breakpoints. The Board
business judgment, the Board determined                                                   noted that AIM has contractually agreed
that the Advisory Agreement is in the        o Overall performance of AIM. The Board      to waive advisory fees of the Fund
best interests of the Fund and its           considered the overall performance of        through June 30, 2006 to the extent
shareholders and that the compensation       AIM in providing investment advisory and     necessary so that the advisory fees
to AIM under the Advisory Agreement is       portfolio administrative services to the     payable by the Fund do not exceed a
fair and reasonable and would have been      Fund and concluded that such performance     specified maximum advisory fee rate,
obtained through arm's length                was satisfactory.                            which maximum rate includes breakpoints
negotiations.                                                                             and is based on net asset levels. The
                                             o Fees relative to those of clients of       Board concluded that the Fund's fee
o The nature and extent of the advisory      AIM with comparable investment               levels under the Advisory Agreement
services to be provided by AIM. The          strategies. The Board noted that AIM         therefore would reflect economies of
Board reviewed the services to be            does not serve as an advisor to other        scale at higher asset levels and that it
provided by AIM under the Advisory           mutual funds or other clients with           was not necessary to change the advisory
Agreement. Based on such review, the         investment strategies comparable to          fee breakpoints in the Fund's advisory
Board concluded that the range of            those of the Fund.                           fee schedule.
services to be provided by AIM under the
Advisory Agreement was appropriate and                                                                               (continued)
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

AIM DEVELOPING MARKETS FUND

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by the Fund and/or other funds advised
pursuant to the terms of an SEC              by AIM are used to pay for research and
exemptive order. The Board found that        execution services. This research is
the Fund may realize certain benefits        used by AIM in making investment
upon investing cash balances in AIM          decisions for the Fund. The Board
advised money market funds, including a      concluded that such arrangements were
higher net return, increased liquidity,      appropriate.
increased diversification or decreased
transaction costs. The Board also found      o AIM's financial soundness in light of
that the Fund will not receive reduced       the Fund's needs. The Board considered
services if it invests its cash balances     whether AIM is financially sound and has
in such money market funds. The Board        the resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests in affiliated money market           Agreement, and concluded that AIM has
funds, AIM has voluntarily agreed to         the financial resources necessary to
waive a portion of the advisory fees it      fulfill its obligations under the
receives from the Fund attributable to       Advisory Agreement.
such investment. The Board further
determined that the proposed securities      o Historical relationship between the
lending program and related procedures       Fund and AIM. In determining whether to
with respect to the lending Fund is in       continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders. The         prior relationship between AIM and the
Board therefore concluded that the           Fund, as well as the Board's knowledge
investment of cash collateral received       of AIM's operations, and concluded that
in connection with the securities            it was beneficial to maintain the
lending program in the money market          current relationship, in part, because
funds according to the procedures is in      of such knowledge. The Board also
the best interests of the lending Fund       reviewed the general nature of the
and its respective shareholders.             non-investment advisory services
                                             currently performed by AIM and its
o Independent written evaluation and         affiliates, such as administrative,
recommendations of the Fund's Senior         transfer agency and distribution
Officer. The Board noted that, upon          services, and the fees received by AIM
their direction, the Senior Officer of       and its affiliates for performing such
the Fund, who is independent of AIM and      services. In addition to reviewing such
AIM's affiliates, had prepared an            services, the trustees also considered
independent written evaluation in order      the organizational structure employed by
to assist the Board in determining the       AIM and its affiliates to provide those
reasonableness of the proposed               services. Based on the review of these
management fees of the AIM Funds,            and other factors, the Board concluded
including the Fund. The Board noted that     that AIM and its affiliates were
the Senior Officer's written evaluation      qualified to continue to provide
had been relied upon by the Board in         non-investment advisory services to the
this regard in lieu of a competitive         Fund, including administrative, transfer
bidding process. In determining whether      agency and distribution services, and
to continue the Advisory Agreement for       that AIM and its affiliates currently
the Fund, the Board considered the           are providing satisfactory
Senior Officer's written evaluation and      non-investment advisory services.
the recommendation made by the Senior
Officer to the Board that the Board          o Other factors and current trends. In
consider implementing a process to           determining whether to continue the
assist them in more closely monitoring       Advisory Agreement for the Fund, the
the performance of the AIM Funds. The        Board considered the fact that AIM,
Board concluded that it would be             along with others in the mutual fund
advisable to implement such a process as     industry, is subject to regulatory
soon as reasonably practicable.              inquiries and litigation related to a
                                             wide range of issues. The Board also
o Profitability of AIM and its               considered the governance and compliance
affiliates. The Board reviewed               reforms being undertaken by AIM and its
information concerning the profitability     affiliates, including maintaining an
of AIM's (and its affiliates')               internal controls committee and
investment advisory and other activities     retaining an independent compliance
and its financial condition. The Board       consultant, and the fact that AIM has
considered the overall profitability of      undertaken to cause the Fund to operate
AIM, as well as the profitability of AIM     in accordance with certain governance
in connection with managing the Fund.        policies and practices. The Board
The Board noted that AIM's operations        concluded that these actions indicated a
remain profitable, although increased        good faith effort on the part of AIM to
expenses in recent years have reduced        adhere to the highest ethical standards,
AIM's profitability. Based on the review     and determined that the current
of the profitability of AIM's and its        regulatory and litigation environment to
affiliates' investment advisory and          which AIM is subject should not prevent
other activities and its financial           the Board from continuing the Advisory
condition, the Board concluded that the      Agreement for the Fund.
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

    SUPPLEMENT TO ANNUAL REPORT DATED 10/31/05

AIM DEVELOPING MARKETS FUND

                                       ===============================================

INSTITUTIONAL CLASS SHARES             AVERAGE ANNUAL TOTAL RETURNS                         PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                       For periods ended 10/31/05                        INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been                                                       RETURNS MAY BE MORE OR LESS THAN THOSE
prepared to provide Institutional      10 Years                                5.65%     SHOWN. ALL RETURNS ASSUME REINVESTMENT OF
Class shareholders with a               5 Years                               14.03      DISTRIBUTIONS AT NET ASSET VALUE.
performance overview specific to        1 Year                                32.34      INVESTMENT RETURN AND PRINCIPAL VALUE WILL
their holdings. Institutional Class     6 Months*                             19.37      FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
shares are offered exclusively to                                                        MAY BE WORTH MORE OR LESS THAN THEIR
institutional investors, including     *  Cumulative total return that has not been      ORIGINAL COST. SEE FULL REPORT FOR
defined contribution plans that meet      annualized                                     INFORMATION ON COMPARATIVE BENCHMARKS.
certain criteria.                                                                        PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                       ===============================================   MORE INFORMATION. FOR THE MOST CURRENT
                                                                                         MONTH-END PERFORMANCE, PLEASE CALL
                                       INSTITUTIONAL CLASS SHARES HAVE NO SALES          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                       CHARGE; THEREFORE, PERFORMANCE IS AT NET ASSET
                                       VALUE (NAV).

                                         INSTITUTIONAL CLASS SHARES' INCEPTION DATE IS
                                       OCTOBER 25, 2005. RETURNS SINCE THAT DATE ARE
                                       HISTORICAL RETURNS. ALL OTHER RETURNS ARE
                                       BLENDED RETURNS OF HISTORICAL INSTITUTIONAL
                                       CLASS SHARE PERFORMANCE AND RESTATED CLASS A
                                       SHARE PERFORMANCE (FOR PERIODS PRIOR TO THE
                                       INCEPTION DATE OF INSTITUTIONAL CLASS SHARES)
                                       AT NET ASSET VALUE AND REFLECT THE HIGHER RULE
                                       12b-1 FEES APPLICABLE TO CLASS A SHARES. CLASS
                                       A SHARES' INCEPTION DATE IS JANUARY 11, 1994.
                                       PERFORMANCE OF INSTITUTIONAL CLASS SHARES WILL
====================================   DIFFER FROM PERFORMANCE OF OTHER SHARE CLASSES
                                       DUE TO DIFFERING SALES CHARGES AND CLASS
NASDAQ SYMBOL                  GTDIX   EXPENSES.

====================================

                                                                                  Over for information on your Fund's expenses.

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                        [YOUR GOALS.
                                                       OUR SOLUTIONS.]
                                                   - REGISTERED TRADEMARK -                     [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM         DVM-INS-1                                                            - REGISTERED TRADEMARK -

    INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                ACTUAL EXPENSES                                   HYPOTHETICAL EXAMPLE FOR COMPARISON
                                                                                         PURPOSES
As a shareholder of the Fund, you      The table below provides information about
incur ongoing costs, including         actual account values and actual expenses. You      The table below also provides information
management fees and other Fund         may use the information in this table, together   about hypothetical account values and
expenses. This example is intended     with the amount you invested, to estimate the     hypothetical expenses based on the Fund's
to help you understand your ongoing    expenses that you paid over the period. Simply    actual expense ratio and an assumed rate of
costs (in dollars) of investing in     divide your account value by $1,000 (for          return of 5% per year before expenses,
the Fund and to compare these costs    example, an $8,600 account value divided by       which is not the Fund's actual return. The
with ongoing costs of investing in     $1,000 = 8.6), then multiply the result by the    hypothetical account values and expenses
other mutual funds. The actual         number in the table under the heading entitled    may not be used to estimate the actual
ending account value and expenses in   "Actual Expenses Paid During Period" to           ending account balance or expenses you paid
the below example are based on an      estimate the expenses you paid on your account    for the period. You may use this
investment of $1,000 invested on       during the period, October 25,2005, through       information to compare the ongoing costs of
October 25, 2005 (the date the share   October 31, 2005. Because the actual ending       investing in the Fund and other funds. To
class commenced operations) and held   account value and expense information in the      do so, compare this 5% hypothetical example
through October 31, 2005. The          example is not based upon a six month period,     with the 5% hypothetical examples that
hypothetical ending account value      the ending account value and expense              appear in the shareholder reports of the
and expenses in the below example      information may not provide a meaningful          other funds.
are based on an investment of $1,000   comparison to mutual funds that provide such
invested at the beginning of the       information for a full six month period.            Please note that the expenses shown in
period and held for the entire six                                                       the table are meant to highlight your
month period May 1, 2005, through                                                        ongoing costs only. Therefore, the
October 31, 2005.                                                                        hypothetical information is useful in
                                                                                         comparing ongoing costs only, and will not
                                                                                         help you determine the relative total costs
                                                                                         of owning different funds.

====================================================================================================================================

                                                     ACTUAL                            HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING         ENDING               EXPENSES        ENDINGE             EXPENSES        ANNUALIZED
   SHARE             ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING      ACCOUNT VALUE       PAID DURING        EXPENSE
   CLASS              (10/25/05)       (10/31/05)(1)         PERIOD(2)        (10/31/05)          PERIOD(3)          RATIO
Institutional(4)      $ 1,000.00        $  1,010.80           $ 0.26          $ 1,018.90            $6.36             1.25%

(1)   The actual ending account value is based on the actual total return of the Fund for the period October 25, 2005, through
      October 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
      Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period May 1, 2005, through
      October 31, 2005.

(2)   Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 7 (October 25, 2005, through October 31, 2005)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)   Hypothetical expenses are equal to the annualized as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing the Institutional Class shares of the Fund and other funds because such data is based on a full six month period.

(4)   Institutional Class shares commenced operations October 25, 2005.

====================================================================================================================================

AIMINVESTMENTS.COM        DVM-INS-1

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2005

                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-95.63%

ARGENTINA-1.07%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                        30,558   $  3,356,796
========================================================================

BRAZIL-12.21%

Banco Itau Holding Financeira S.A.-Pfd.
  (Diversified Banks)                             237,000      5,673,981
------------------------------------------------------------------------
Banco Nossa Caixa S.A. (Regional Banks)(a)        136,500      2,261,058
------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar-ADR (Hypermarkets & Super
  Centers)(b)                                      63,000      1,736,280
------------------------------------------------------------------------
Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)                                        90,600      3,216,300
------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Steel)             60,230      2,489,306
------------------------------------------------------------------------
Contax Participacoes S.A.-ADR (Data
  Processing & Outsourced Services) (Cost
  $39,319)(c)(d)                                  144,234        108,868
------------------------------------------------------------------------
Cyrela Brazil Realty S.A. (Homebuilding)          169,500      1,332,334
------------------------------------------------------------------------
Cyrela Brazil Realty S.A.-GDR (Homebuilding)
  (Acquired 09/21/05; Cost $789,996)(c)(e)         12,085        949,737
------------------------------------------------------------------------
Guararapes Confeccoes S.A. (Apparel,
  Accessories & Luxury Goods)                      52,400      1,293,827
------------------------------------------------------------------------
Lojas Americanas S.A.-Pfd. (General
  Merchandise Stores)                              89,500      1,868,061
------------------------------------------------------------------------
Net Servicos de Comunicacao S.A.-Pfd.
  (Broadcasting & Cable TV)(a)                  7,937,000      3,207,508
------------------------------------------------------------------------
Perdigao S.A.-Pfd. (Packaged Foods & Meats)       129,000      3,494,538
------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                          138,800      7,962,956
------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)(b)      144,234      2,552,942
========================================================================
                                                              38,147,696
========================================================================

CANADA-0.55%

Sherritt International Corp. (Diversified
  Metals & Mining)                                200,000      1,710,342
========================================================================

CHINA-6.26%

China Mengniu Dairy Co. Ltd. (Packaged Foods
  & Meats)(f)                                   3,019,000      2,379,319
------------------------------------------------------------------------
China Petroleum and Chemical Corp.
  (Sinopec)-Class H (Integrated Oil & Gas)(f)   4,984,000      2,002,081
------------------------------------------------------------------------
Focus Media Holding Ltd.-ADR (Advertising)(a)      64,500      1,693,770
------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
  (Agricultural Products)(f)                    2,980,000      1,185,308
------------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts &
  Equipment)(f)                                 7,800,000      2,118,795
------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China,
  Ltd.-Class H (Life & Health Insurance)(f)     1,954,000      3,170,435
------------------------------------------------------------------------
Shanghai Electric Group Co. Ltd.-Class H
  (Heavy Electrical Equipment) (Acquired
  04/22/05; Cost $2,308,820)(a)(e)(f)          10,486,000      3,318,661
------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.-Class H (Real
  Estate Management & Development)(f)           5,010,000      1,540,718
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
CHINA-(CONTINUED)

Weiqiao Textile Co. Ltd.-Class H
  (Textiles)(f)                                 1,176,500   $  1,427,333
------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
  (Packaged Foods & Meats)(f)                  12,185,000        733,201
========================================================================
                                                              19,569,621
========================================================================

EGYPT-2.49%

Orascom Construction Industries (Construction
  & Engineering)(f)                               230,112      7,791,866
========================================================================

HONG KONG-2.95%

AAC Acoustic Technology Holdings Inc.
  (Communications Equipment)(a)                 2,678,000      1,347,274
------------------------------------------------------------------------
China Construction Bank-Class H (Diversified
  Banks)(a)                                     5,712,000      1,731,557
------------------------------------------------------------------------
China Yurun Food Group Ltd. (Agricultural
  Products) (Acquired 09/23/05; Cost
  $1,505,349)(a)(e)                             3,125,819      1,381,036
------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration &
  Production)(f)                                2,492,000      1,634,503
------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Apparel, Accessories
  & Luxury Goods)(f)                            2,488,000        659,451
------------------------------------------------------------------------
Solomon Systech International Ltd.
  (Semiconductors)(f)                           5,364,000      1,976,608
------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts &
  Equipment)(f)                                 2,030,000        479,412
========================================================================
                                                               9,209,841
========================================================================

HUNGARY-3.90%

EGIS Rt. (Pharmaceuticals)(f)                      29,900      2,579,695
------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt. (Integrated
  Oil & Gas)(f)                                    25,300      2,359,998
------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)(f)               126,400      4,566,330
------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified Banks)
  (Acquired 01/15/03-04/15/03; Cost
  $767,189)(b)(e)(f)                               37,100      2,669,568
------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired
  11/22/90; Cost $2,989,406)(a)(e)(g)(h)            1,400              0
========================================================================
                                                              12,175,591
========================================================================

INDIA-4.30%

HDFC Bank Ltd.-ADR (Diversified Banks)            101,061      4,465,886
------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting
  & Other Services)                                94,800      6,446,400
------------------------------------------------------------------------
Tata Motors Ltd.-ADR (Construction, Farm
  Machinery & Heavy Trucks)                       232,000      2,528,800
========================================================================
                                                              13,441,086
========================================================================

INDONESIA-1.36%

PT Astra Agro Lestari Tbk (Agricultural
  Products)(f)                                  4,062,500      2,159,478
------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk.-Series B
  (Integrated Telecommunication Services)(f)    4,199,000      2,103,101
========================================================================
                                                               4,262,579
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

ISRAEL-0.34%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                27,800   $  1,059,736
========================================================================

LUXEMBOURG-0.87%

Millicom International Cellular S.A.
  (Wireless Telecommunication Services)(a)(b)     142,400      2,709,872
========================================================================

MALAYSIA-1.28%

IOI Corp. Berhad (Agricultural Products)(f)       666,000      2,309,227
------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
  Development)(f)                               1,737,000      1,694,447
========================================================================
                                                               4,003,674
========================================================================

MEXICO-7.68%

Alfa, S.A.-Class A (Industrial Conglomerates)     233,300      1,354,031
------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           279,600      7,339,500
------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(a)(b)                            872,600      2,694,009
------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                             397,800      3,391,221
------------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting &
  Cable TV)                                        25,328      1,851,477
------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(a)(b)                            387,700      2,480,187
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)(b)               999,800      4,866,447
========================================================================
                                                              23,976,872
========================================================================

PHILIPPINES-2.33%

Philippine Long Distance Telephone Co.
  (Integrated Telecommunication Services)(f)      196,500      5,970,472
------------------------------------------------------------------------
SM Prime Holdings, Inc. (Real Estate
  Management & Development)                     9,095,000      1,308,276
========================================================================
                                                               7,278,748
========================================================================

RUSSIA-6.45%

AO VimpelCom-ADR (Wireless Telecommunication
  Services)(a)                                     73,800      2,952,000
------------------------------------------------------------------------
Mobile TeleSystems-ADR (Wireless
  Telecommunication Services)                     149,700      5,537,403
------------------------------------------------------------------------
NovaTek OAO-GDR REGS (Oil & Gas Exploration &
  Production) (Acquired 07/21/05; Cost
  $1,256,250)(e)(g)                                75,000      1,686,000
------------------------------------------------------------------------
OAO LUKOIL-ADR (Integrated Oil & Gas)(c)          180,932      9,978,400
========================================================================
                                                              20,153,803
========================================================================

SOUTH AFRICA-11.10%

Anglo American PLC (Diversified Metals &
  Mining)                                         129,700      3,802,085
------------------------------------------------------------------------
Barloworld Ltd. (Industrial Conglomerates)(f)     145,300      2,274,837
------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)(f)                 451,600      2,875,161
------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)                               11,001      1,205,110
------------------------------------------------------------------------
JD Group Ltd. (Home Improvement Retail)(f)        210,000      2,244,815
------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)                                        502,500      3,879,210
------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable
  TV)(f)                                          367,000      5,293,336
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
SOUTH AFRICA-(CONTINUED)

Standard Bank Group Ltd. (Diversified
  Banks)(f)                                       722,586   $  7,447,228
------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)                     264,400      4,994,441
------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services) (Acquired
  06/18/04; Cost $396,871)(e)                     299,700        666,807
========================================================================
                                                              34,683,030
========================================================================

SOUTH KOREA-18.26%

Cheil Communications Inc. (Advertising)(f)          7,800      1,440,994
------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(f)               46,350      3,290,804
------------------------------------------------------------------------
Core Logic Inc. (Semiconductors)(f)                26,890        946,169
------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)(f)                   16,500      1,237,070
------------------------------------------------------------------------
Daewoo Shipbuilding & Marine Engineering Co.,
  Ltd. (Construction & Farm Machinery & Heavy
  Trucks)(f)                                       97,000      1,947,726
------------------------------------------------------------------------
DS LCD Co., Ltd. (Semiconductor Equipment)(f)     200,000      1,788,823
------------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Home Entertainment
  Software)(a)                                    412,605      2,912,991
------------------------------------------------------------------------
Hana Bank (Diversified Banks)(f)                  127,990      4,658,124
------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)(f)         190,700      2,295,355
------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(f)                           88,700      5,920,448
------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd.
  (Construction, Farm Machinery & Heavy
  Trucks)(f)                                       35,300      2,194,923
------------------------------------------------------------------------
Hyundai Motor Co. (Automobile
  Manufacturers)(f)                                30,310      2,240,139
------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)(f)                50,100      2,880,064
------------------------------------------------------------------------
KT Freetel Co., Ltd. (Wireless
  Telecommunication Services)(f)                   67,400      1,454,371
------------------------------------------------------------------------
LG.Philips LCD Co., Ltd.-ADR (Electronic
  Equipment Manufacturers)(a)(b)                  128,100      2,435,181
------------------------------------------------------------------------
NHN Corp. (Internet Software &
  Services)(a)(f)                                  12,700      2,124,028
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 11/03/00-08/29/01; Cost
  $1,423,508)(f)(e)                                17,723      4,733,120
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment Manufacturers)(f)          11,300      4,645,018
------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super
  Centers)(f)                                       4,380      1,576,025
------------------------------------------------------------------------
STX Shipbuilding Co., Ltd. (Construction &
  Farm Machinery & Heavy Trucks)(f)               112,007      1,980,989
------------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity
  Chemicals)(f)                                   120,700      1,303,355
------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares &
  Specialties)(f)                                 173,600      3,021,382
========================================================================
                                                              57,027,099
========================================================================

TAIWAN-7.58%

Asia Optical Co., Inc. (Photographic
  Products)(f)                                    631,609      3,654,844
------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(f)                       815,128      4,869,278
------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.
  (Diversified Banks)(f)                        2,542,389      1,978,673
------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Equipment Manufacturers)(f)         581,095      2,521,439
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
TAIWAN-(CONTINUED)

Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Electronic Equipment Manufacturers)
  (Acquired 08/14/02-03/10/03; Cost
  $1,083,788)(e)(f)                               247,191   $  2,192,728
------------------------------------------------------------------------
Hotai Motor Co. Ltd. (Automobile
  Manufacturers)(f)                               604,000      1,497,750
------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.
  (Semiconductors)(f)                             578,220      2,535,990
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)(f)                           1,446,146      2,262,008
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-Equity Participation Ctfs., expiring
  01/13/06 (ABN AMRO) (Acquired 01/02/03-
  06/14/04; Cost $1,332,392)
  (Semiconductors)(e)                           1,397,009      2,162,430
========================================================================
                                                              23,675,140
========================================================================

THAILAND-2.21%

Kasikornbank PCL (Diversified Banks)(f)         1,697,000      2,626,508
------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(f)                                     2,437,600      2,827,272
------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining &
  Marketing)(f)                                   835,000      1,436,090
========================================================================
                                                               6,889,870
========================================================================

TURKEY-2.44%

Akbank T.A.S. (Diversified Banks)(f)              316,600      1,969,404
------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)(f)                                    581,100      2,714,183
------------------------------------------------------------------------
Koc Holding A.S. (Industrial
  Conglomerates)(f)                               188,447        704,446
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
TURKEY-(CONTINUED)

Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining, Marketing & Transportation)     130,814   $  2,235,889
========================================================================
                                                               7,623,922
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $178,135,753)                          298,747,184
========================================================================
MONEY MARKET FUNDS-3.72%

Liquid Assets Portfolio-Institutional
  Class(i)                                      5,814,306      5,814,306
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)     5,814,306      5,814,306
========================================================================
    Total Money Market Funds (Cost
      $11,628,612)                                            11,628,612
========================================================================
TOTAL INVESTMENTS-99.35% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $189,764,365)                310,375,796
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.32%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                   5,177,645      5,177,645
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(i)(j)                                   5,177,645      5,177,645
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $10,355,290)                                      10,355,290
========================================================================
TOTAL INVESTMENTS-102.67% (Cost $200,119,655)                320,731,086
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.67%)                         (8,340,499)
========================================================================
NET ASSETS-100.00%                                          $312,390,587
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates
GDR   - Global Depositary Receipt
Pfd.  - Preferred
REGS  - Regulation S

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at October 31, 2005.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at October 31, 2005 was $11,037,005, which represented 3.53% of the Fund's Net Assets. See Note 1A.
(d) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of October 31, 2005 represented 0.03% of the Fund's Net Assets.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $19,760,087, which represented 6.33% of the Fund's Net Assets. Unless Otherwise indicated, these securities are not considered to be illiquid.
(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2005 was $162,434,924, which represented 52.00% of the Fund's Net Assets. See Note 1A.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2005 represented 0.54% of the Fund's Net Assets. See Note 1A.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at October 31, 2005 represented 0% of the Fund's Net Assets.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS:

Investments, at value (cost $178,096,434)*     $ 298,638,316
------------------------------------------------------------
Investments in affiliates (cost $22,023,221)      22,092,770
============================================================
     Total investments (cost $200,119,655)       320,731,086
============================================================
Foreign currencies, at value (cost
  $4,135,859)                                      4,006,105
------------------------------------------------------------
Cash                                                  92,072
------------------------------------------------------------
Receivables for:
  Investments sold                                   554,670
------------------------------------------------------------
  Fund shares sold                                 1,563,021
------------------------------------------------------------
  Dividends                                          371,339
------------------------------------------------------------
  Fund expenses absorbed                              25,071
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                14,449
------------------------------------------------------------
Other assets                                          52,489
============================================================
     Total assets                                327,410,302
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            3,331,365
------------------------------------------------------------
  Fund shares reacquired                             624,557
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                 24,581
------------------------------------------------------------
  Collateral upon return of securities loaned     10,355,290
------------------------------------------------------------
Accrued distribution fees                            145,422
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,429
------------------------------------------------------------
Accrued transfer agent fees                          120,351
------------------------------------------------------------
Accrued operating expenses                           416,720
============================================================
     Total liabilities                            15,019,715
============================================================
Net assets applicable to shares outstanding    $ 312,390,587
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 358,842,551
------------------------------------------------------------
Undistributed net investment income                1,290,314
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (168,172,940)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              120,430,662
============================================================
                                               $ 312,390,587
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 265,583,356
____________________________________________________________
============================================================
Class B                                        $  34,456,272
____________________________________________________________
============================================================
Class C                                        $  12,326,807
____________________________________________________________
============================================================
Institutional Class                            $      24,152
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           15,797,147
____________________________________________________________
============================================================
Class B                                            2,101,157
____________________________________________________________
============================================================
Class C                                              752,626
____________________________________________________________
============================================================
Institutional Class                                    1,437
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       16.81
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $16.82 divided by
       95.25%)                                 $       17.65
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $       16.40
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $       16.38
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $       16.81
____________________________________________________________
============================================================

* At October 31, 2005, securities with an aggregate value of $10,697,691 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $743,196)        $ 6,194,195
-------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $242,002 after compensation to counterparties of
  $139,063)                                                       473,083
-------------------------------------------------------------------------
Interest                                                            6,872
=========================================================================
     Total investment income                                    6,674,150
=========================================================================


EXPENSES:

Advisory fees                                                   2,656,492
-------------------------------------------------------------------------
Administrative services fees                                       82,858
-------------------------------------------------------------------------
Custodian fees                                                    503,305
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         767,321
-------------------------------------------------------------------------
  Class B                                                         308,695
-------------------------------------------------------------------------
  Class C                                                          97,264
-------------------------------------------------------------------------
Transfer agent fees -- A, B & C                                   958,576
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          23,986
-------------------------------------------------------------------------
Other                                                             275,019
=========================================================================
     Total expenses                                             5,673,516
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (411,100)
=========================================================================
     Net expenses                                               5,262,416
=========================================================================
Net investment income                                           1,411,734
=========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (net of tax on the sale of foreign
     investments of $38,185 -- Note 1H)                        34,279,591
-------------------------------------------------------------------------
  Foreign currencies                                              (68,100)
=========================================================================
                                                               34,211,491
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities (net of change in estimated tax of
     foreign investment held of $(60,415) -- Note 1H)          36,910,557
-------------------------------------------------------------------------
  Foreign currencies                                             (253,528)
=========================================================================
                                                               36,657,029
=========================================================================
Net gain from investment securities and foreign currencies     70,868,520
=========================================================================
Net increase in net assets resulting from operations          $72,280,254
_________________________________________________________________________
=========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2005 and 2004

                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,411,734    $    196,294
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  34,211,491      23,879,396
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           36,657,029      17,972,585
==========================================================================================
    Net increase in net assets resulting from operations        72,280,254      42,048,275
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (387,540)
==========================================================================================
Share transactions-net:
  Class A                                                        5,825,461     (47,208,187)
------------------------------------------------------------------------------------------
  Class B                                                         (134,117)     (8,761,469)
------------------------------------------------------------------------------------------
  Class C                                                        3,879,104       1,131,796
------------------------------------------------------------------------------------------
  Institutional Class                                               23,932              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          9,594,380     (54,837,860)
==========================================================================================
    Net increase (decrease) in net assets                       81,874,634     (13,177,125)
==========================================================================================
Net assets:
  Beginning of year                                            230,515,953     243,693,078
==========================================================================================
  End of year (including undistributed net investment income
    of $1,290,314 and $(15,136), respectively)                $312,390,587    $230,515,953
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.975%
--------------------------------------------------------------------
Next $500 million                                             0.95%
--------------------------------------------------------------------
Next $500 million                                             0.925%
--------------------------------------------------------------------
Over $1.5 billion                                             0.90%
 ___________________________________________________________________
====================================================================


    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.75%, 2.50%, 2.50% and 1.50% of average daily net assets, respectively, through October 31, 2006. Prior to July 1, 2005, AIM had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A shares to 2.00% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2005, AIM waived fees of $387,105 and reimbursed expenses of $1,076.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended October 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $14,798.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2005, AIM was paid $82,858.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended October 31, 2005, the Fund paid AISI $958,576 for Class A, Class B and Class C share classes and $0 for the Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Effective January 1, 2005 through June 30, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Prior to January 1, 2005, the Fund paid ADI 0.50% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Rule 12b-1 Plan fees on Class A shares issued as a result of conversion of shares from G.T. Developing Markets Fund, Inc. on October 31, 1997 and in connection with the AIM Eastern Europe Fund reorganization on September 10, 1999 are limited to 0.25% of the average net assets of the Fund's Class A shares issued in connection with such transactions. Pursuant to the Plans, for the year ended October 31, 2005, the Class A, Class B and Class C shares paid $767,321, $308,695 and $97,264, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2005, ADI advised the Fund that it retained $56,027 in front-end sales commissions from the sale of Class A shares and $42, $51,094, and $7,625 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemption by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                          CHANGE IN
                                                                                          UNREALIZED
                                      VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE
FUND                                10/31/04          AT COST          FROM SALES       (DEPRECIATION)      10/31/05
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional Class    $1,179,829       $42,990,165       $(38,355,688)         $   --         $ 5,814,306
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional Class     1,179,829        42,990,165        (38,355,688)             --           5,814,306
=======================================================================================================================
  Subtotal                         $2,359,658       $85,980,330       $(76,711,376)         $   --         $11,628,612
=======================================================================================================================


                                  DIVIDEND      REALIZED
FUND                               INCOME      GAIN (LOSS)
--------------------------------
Liquid Assets
  Portfolio-Institutional Class   $115,150       $   --
--------------------------------
STIC Prime
  Portfolio-Institutional Class    115,717           --
================================
  Subtotal                        $230,867       $   --
================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                          CHANGE IN
                                                                                          UNREALIZED
                                      VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE
FUND                                10/31/04          AT COST          FROM SALES       (DEPRECIATION)      10/31/05
-----------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional Class    $ 6,498,615      $48,681,699       $(50,002,669)         $   --         $ 5,177,645
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional Class      6,498,615       48,174,029        (49,494,999)             --           5,177,645
=======================================================================================================================
  Subtotal                         $12,997,230      $96,855,728       $(99,497,668)         $   --         $10,355,290
=======================================================================================================================


                                  DIVIDEND      REALIZED
FUND                               INCOME*     GAIN (LOSS)
--------------------------------
Liquid Assets
  Portfolio-Institutional Class   $120,521       $   --
--------------------------------
STIC Prime
  Portfolio-Institutional Class    121,481           --
================================
  Subtotal                        $242,002       $   --
================================

* Net of compensation to counterparties

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended October 31, 2005.

                                                                                         CHANGE IN
                                                                                         UNREALIZED
                                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND
ISSUER                             10/31/04          AT COST          FROM SALES       (DEPRECIATION)      10/31/05        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Contax Participacoes S.A.-ADR     $        --      $     39,319      $          --        $69,549         $   108,868     $    214
===================================================================================================================================
  Total                           $15,356,888      $182,875,377      $(176,209,044)       $69,549         $22,092,770     $473,083
___________________________________________________________________________________________________________________________________
===================================================================================================================================


                                  REALIZED
ISSUER                           GAIN (LOSS)
-------------------------------
Contax Participacoes S.A.-ADR      $   --
===============================
  Total                            $   --
_______________________________
===============================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common

Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2005, the Fund engaged in securities purchases of $740,400 and sales of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $8,121.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2005, the Fund paid legal fees of $3,570 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2005, securities with an aggregate value of $10,183,378 were on loan to brokers. The loans were secured by cash collateral of $10,355,290 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2005, the Fund received dividends on cash collateral of $242,002 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2005 and 2004 was as follows:

                                                               2005       2004
--------------------------------------------------------------------------------
Distributions paid from ordinary income                       $  --     $387,540
________________________________________________________________________________
================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2005, the components of net assets on a tax basis were as follows:

                                                                    2005
-----------------------------------------------------------------------------
Undistributed ordinary income                                   $   1,621,577
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                            119,582,376
-----------------------------------------------------------------------------
Temporary book/tax differences                                        (20,396)
-----------------------------------------------------------------------------
Capital loss carryforward                                        (167,635,521)
-----------------------------------------------------------------------------
Shares of beneficial interest                                     358,842,551
=============================================================================
Total net assets                                                $ 312,390,587
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to losses on wash sales and tax treatment of passive foreign Investment Companies. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $180,769.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2005 to utilizing $150,434,134 of capital loss carryforward in the fiscal year ended October 31, 2006.

    The Fund utilized $34,298,735 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2006                                                $ 76,692,697
-----------------------------------------------------------------------------
October 31, 2007                                                   9,273,499
-----------------------------------------------------------------------------
October 31, 2008                                                  15,085,807
-----------------------------------------------------------------------------
October 31, 2009                                                  59,191,537
-----------------------------------------------------------------------------
October 31, 2010                                                   7,382,001
-----------------------------------------------------------------------------
October 31, 2012                                                       9,980
=============================================================================
Total capital loss carryforward                                 $167,635,521
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2005 was $109,645,354 and $104,874,644, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $127,299,155
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (7,536,010)
==============================================================================
Net unrealized appreciation of investment securities             $119,763,145
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $200,967,941.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currencies and capital loss carryforward expiration, on October 31, 2005, undistributed net investment income was decreased by $106,284, undistributed net realized gain
(loss) was increased by $36,552,284 and shares of beneficial interest decreased by $36,446,000. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                       2005(A)                         2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,978,681    $ 62,313,747     3,161,632    $ 37,179,879
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        986,903      14,816,911       642,088       7,399,135
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        930,346      13,543,724       934,253      10,692,654
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           1,437          23,932            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        29,076         314,212
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        350,620       5,239,210       587,037       6,828,510
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (358,220)     (5,239,210)     (596,411)     (6,828,510)
======================================================================================================================
Reacquired:(c)
  Class A                                                     (4,100,354)    (61,727,496)   (8,100,696)    (91,530,788)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (647,485)     (9,711,818)     (832,457)     (9,332,094)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (676,864)     (9,664,620)     (856,693)     (9,560,858)
======================================================================================================================
                                                                 465,064    $  9,594,380    (5,032,171)   $(54,837,860)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 16% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced sales on October 25, 2005.
(c) Amount is net of redemption fees of $32,296, $4,298, $1,389 and $0 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended October 31, 2005 and $33,118, $4,843 and $957 for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.71       $  10.52    $   6.96    $   6.32    $   8.89
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.09(a)        0.02(a)     0.04(a)    (0.01)(a)     0.15(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   4.01           2.19        3.52        0.74       (2.67)
=========================================================================================================================
    Total from investment operations                              4.10           2.21        3.56        0.73        2.52
=========================================================================================================================
Less distributions from net investment income                       --          (0.02)         --       (0.09)      (0.05)
=========================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00          --          --          --
=========================================================================================================================
Net asset value, end of period                                $  16.81       $  12.71    $  10.52    $   6.96    $   6.32
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  32.26%         21.05%      51.15%      11.37%     (28.51)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $265,583       $197,848    $209,221    $123,812    $110,756
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.83%(c)       2.00%       2.00%       1.84%       1.76%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.98%(c)       2.22%       2.33%       2.35%       2.26%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.62%(c)       0.16%       0.44%      (0.07)%      1.95%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             40%            49%        100%        109%        144%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $231,864,557.

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2005          2004       2003       2002       2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.48       $ 10.36    $  6.89    $  6.25    $  8.79
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)(a)     (0.04)(a)   (0.01)(a)   (0.05)(a)    0.11(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.93          2.16       3.48       0.73      (2.65)
====================================================================================================================
    Total from investment operations                             3.92          2.12       3.47       0.68      (2.54)
====================================================================================================================
Less distributions from net investment income                      --            --         --      (0.04)        --
====================================================================================================================
Redemption fees added to shares of beneficial interest           0.00          0.00         --         --         --
====================================================================================================================
Net asset value, end of period                                $ 16.40       $ 12.48    $ 10.36    $  6.89    $  6.25
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                 31.41%        20.46%     50.36%     10.85%    (28.90)%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $34,456       $26,447    $30,111    $31,465    $51,040
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.50%(c)      2.52%      2.53%      2.38%      2.35%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.65%(c)      2.74%      2.86%      2.89%      2.85%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.05)%(c)    (0.36)%    (0.08)%    (0.61)%     1.36%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                            40%           49%       100%       109%       144%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $30,869,543.

                                                                                    CLASS C
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2005          2004      2003      2002      2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.46       $10.34    $ 6.88    $ 6.25    $  8.79
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)(a)    (0.04)(a)  (0.01)(a)  (0.05)(a)    0.10(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.93         2.16      3.47      0.72      (2.64)
=================================================================================================================
    Total from investment operations                             3.92         2.12      3.46      0.67      (2.54)
=================================================================================================================
Less distributions from net investment income                      --           --        --     (0.04)        --
=================================================================================================================
Redemption fees added to shares of beneficial interest           0.00         0.00        --        --         --
=================================================================================================================
Net asset value, end of period                                $ 16.38       $12.46    $10.34    $ 6.88    $  6.25
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                 31.46%       20.50%    50.29%    10.69%    (28.90)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $12,327       $6,222    $4,361    $2,557    $ 1,682
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.50%(c)     2.52%     2.53%     2.38%      2.35%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.65%(c)     2.74%     2.86%     2.89%      2.85%
=================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.05)%(c)   (0.36)%   (0.08)%   (0.61)%     1.36%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            40%          49%      100%      109%       144%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $9,726,410.

                                                                INSTITUTIONAL CLASS
                                                                 OCTOBER 25, 2005
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2005
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $16.64
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.00(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.17
===================================================================================
    Total from investment operations                                    0.17
===================================================================================
Redemption fees added to shares of beneficial interest                   .00
===================================================================================
Net asset value, end of period                                        $16.81
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         1.02%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   24
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        1.34%(c)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     1.45%(c)
===================================================================================
Ratio of net investment income to average net assets                    1.11%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate                                                   40%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $11,728.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code ss. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees AIM Investment Funds and Shareholders of
AIM Developing Markets Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Developing Markets Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 19, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2005



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and
                                                  A I M Distributors, Inc. (registered
                                                  broker dealer); Director and Chairman,
                                                  AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1987           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of October 31, 2005




The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1987           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc. (financial services holding
   Chief Compliance Officer                       company); Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets are not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2005, April 30, 2005, July 31, 2005 and October 31, 2005 are 99.96%, 99.97%, 99.94% and 99.69%, respectively.

   DOMESTIC EQUITY                              SECTOR EQUITY                               AIM ALLOCATION SOLUTIONS

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Balanced Fund*                     AIM Energy Fund                             AIM Growth Allocation Fund(2)
AIM Basic Value Fund                         AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Blue Chip Fund                           AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund
AIM Constellation Fund                       AIM Leisure Fund
AIM Diversified Dividend Fund                AIM Multi-Sector Fund
AIM Dynamics Fund                            AIM Real Estate Fund(1)                        DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Technology Fund
AIM Large Cap Growth Fund                    AIM Utilities Fund                          AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                                                             AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)                 FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund
AIM S&P 500 Index Fund                       AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund                    AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(1)                 AIM Money Market Fund
AIM Small Company Growth Fund                AIM Short Term Bond Fund
AIM Summit Fund                              AIM Total Return Bond Fund
AIM Trimark Endeavor Fund                    Premier Portfolio
AIM Trimark Small Companies Fund             Premier U.S.Government Money Portfolio
AIM Weingarten Fund

* Domestic equity and income fund            TAX-FREE

   INTERNATIONAL/GLOBAL EQUITY               AIM High Income Municipal Fund(1)
                                             AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                  AIM Tax-Free Intermediate Fund
AIM European Growth Fund                     Premier Tax-Exempt Portfolio
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund            =======================================================================================
AIM Global Equity Fund                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
AIM Global Growth Fund                       AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
AIM Global Value Fund                        AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Core Equity Fund           =======================================================================================
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

   (1) This fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the fund, please see the appropriate prospectus.

   (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after January 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.

AIMinvestments.com                   DVM-AR-1           A I M Distributors, Inc.

                                    YOUR GOALS. OUR SOLUTIONS.  --Registered Trademark--
----------------------------------------------------------------------------------------
Mutual    Retirement    Annuities  College    Separately    Offshore    Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                 Savings    Managed       Products    Management             --Registered Trademark--
                                   Plans      Accounts
----------------------------------------------------------------------------------------

                                                     AIM GLOBAL HEALTH CARE FUND
                                Annual Report to Shareholders - October 31, 2005

                                 [COVER IMAGE]

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM GLOBAL HEALTH CARE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

- Unless otherwise stated, information presented in this report is as of October 31, 2005, and is based on total net assets.

ABOUT SHARE CLASSES

- Class B shares are not available as an      - The unmanaged Lipper Health and             The Fund provides a complete list of its
investment for retirement plans               Biotechnology Fund Index represents an        holdings four times in each fiscal year,
maintained pursuant to Section 401 of         average of the 30 largest health and          at the quarter-ends. For the second and
the Internal Revenue Code, including          biotechnology funds tracked by Lipper,        fourth quarters, the lists appear in the
401(k) plans, money purchase pension          Inc., an independent mutual fund              Fund's semiannual and annual reports to
plans and profit sharing plans. Plans         performance monitor.                          shareholders. For the first and third
that have existing accounts invested in                                                     quarters, the Fund files the lists with
Class B shares prior to September 30,         - The unmanaged Standard & Poor's             the Securities and Exchange Commission
2003, will continue to be allowed to          Composite Index of 500 Stocks (the S&P        (SEC) on Form N-Q. The most recent list
make additional purchases.                    500 --REGISTERED TRADEMARK-- Index) is        of portfolio holdings is available at
                                              an index of common stocks frequently          AIMinvestments.com. From our home page,
- Investor Class shares are closed to         used as a general measure of U.S. stock       click on Products & Performance, then
most investors. For more information on       market performance.                           Mutual Funds, then Fund Overview. Select
who may continue to invest in the                                                           your Fund from the drop-down menu and
Investor Class shares, please see the         - The Fund is not managed to track the        click on Complete Quarterly Holdings.
prospectus.                                   performance of any particular index,          Shareholders can also look up the Fund's
                                              including the indexes defined here, and       Forms N-Q on the SEC's Web site at
PRINCIPAL RISKS OF INVESTING IN THE FUND      consequently, the performance of the          sec.gov. And copies of the Fund's Forms
                                              Fund may deviate significantly from the       N-Q may be reviewed and copied at the
- International investing presents            performance of the indexes.                   SEC's Public Reference Room at 450 Fifth
certain risks not associated with                                                           Street, N.W., Washington, D.C.
investing solely in the United States.        - A direct investment cannot be made in       20549-0102. You can obtain information
These include risks relating to               an index. Unless otherwise indicated,         on the operation of the Public Reference
fluctuations in the value of the U.S.         index results include reinvested              Room, including information about
dollar relative to the values of other        dividends, and they do not reflect sales      duplicating fee charges, by calling
currencies, the custody arrangements          charges. Performance of an index of           202-942-8090 or 800-732-0330, or by
made for the Fund's foreign holdings,         funds reflects fund expenses;                 electronic request at the following
differences in accounting, political          performance of a market index does not.       e-mail address: publicinfo@sec.gov. The
risks and the lesser degree of public                                                       SEC file numbers for the Fund are
information required to be provided by        OTHER INFORMATION                             811-05426 and 33-19338.
non-U.S. companies.
                                              - Industry classifications used in this       A description of the policies and
- By concentrating on a small number of       report are generally according to the         procedures that the Fund uses to
holdings, the Fund carries greater risk       Global Industry Classification Standard,      determine how to vote proxies relating
because each investment has a greater         which was developed by and is the             to portfolio securities is available
effect on the fund's overall                  exclusive property and a service mark of      without charge, upon request, from our
performance.                                  Morgan Stanley Capital International          Client Services department at
                                              Inc. and Standard & Poor's.                   800-959-4246 or on the AIM Web site,
- Investing in a single-sector or                                                           AIMinvestments.com. On the home page,
single-region mutual fund involves            - The returns shown in the management's       scroll down and click on AIM Funds Proxy
greater risk and potential reward than        discussion of Fund performance are based      Policy. The information is also
investing in a more diversified fund.         on net asset values calculated for            available on the Securities and Exchange
                                              shareholder transactions. Generally           Commission's Web site, sec.gov.
ABOUT INDEXES USED IN THIS REPORT             accepted accounting principles require
                                              adjustments to be made to the net assets      Information regarding how the Fund voted
- The unmanaged MSCI World Index is a         of the fund at period end for financial       proxies related to its portfolio
group of global securities tracked by         reporting purposes, and as such, the net      securities during the 12 months ended
Morgan Stanley Capital International.         asset values for shareholder                  June 30, 2005, is available at our Web
                                              transactions and the returns based on         site. Go to AIMinvestments.com, access
- The MSCI World Health Care Index, a         those net asset values may differ from        the About Us tab, click on Required
subset of the MSCI World Index, includes      the net asset values and returns              Notices and then click on Proxy Voting
health care securities from developed         reported in the Financial Highlights.         Activity. Next, select the Fund from the
countries.                                                                                  drop-down menu. The information is also
                                                                                            available on the Securities and Exchange
                                                                                            Commission's Web site, sec.gov.

                                                                                            ========================================
                                                                                            FUND NASDAQ SYMBOLS

                                                                                            Class A Shares                     GGHCX
                                                                                            Class B Shares                     GTHBX
                                                                                            Class C Shares                     GTHCX
                                                                                            Investor Class Shares              GTHIX
                                                                                            ========================================

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM GLOBAL HEALTH CARE FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    The fiscal year covered by this report was quite good to
                    equity investors. Domestically, the broad-based S&P 500
     [GRAHAM        Index returned 8.72%. Globally, Morgan Stanley's MSCI World
      PHOTO]        Index rose 13.27%. Much of this good performance, though,
                    was attained early in the fiscal year as virtually every equity index declined during October of 2005. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market weakness.

                          Within the indexes, there was considerable variability
                    in the performance of different sectors and markets.
                    Domestically, energy sector performance far outpaced that of
 ROBERT H. GRAHAM   the other sectors in the S&P 500 Index, reflecting rising
                    oil and gas prices. Overseas, emerging markets produced more attractive results than did developed markets, at least in part because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                          One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the fiscal year ended October 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.
   [WILLIAMSON
      PHOTO]              For a discussion of the specific market conditions
                    that affected your Fund and how your Fund was managed during the fiscal year, please turn to Page 3.

                    NEW INFORMATION IN THIS REPORT

                    We would like to call your attention to two new elements in this report. First, on Page 2, is a message from Bruce Crockett, the independent Chair of the Board of Trustees of
MARK H. WILLIAMSON  the AIM Funds. We first introduced you to Mr. Crockett in the annual report on your Fund dated October 31, 2004. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair in October 2004.

                          Mr. Crockett plans to keep AIM shareholders informed
                    of the work of the Board regularly via letters in the Fund reports. We certainly think this is a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                          One of the most important decisions the Board makes
                    each year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 8 and 9.

                          Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                          We at AIM remain committed to building solutions to
                    help you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                 /s/ MARK H. WILLIAMSON

                    Robert H. Graham                     Mark H. Williamson
                    President & Vice Chair, AIM Funds    President, A I M
                                                         Advisors, Inc.

                    December 15, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL HEALTH CARE FUND

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.
    [CROCKETT
      PHOTO]              At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

 BRUCE L. CROCKETT        Our June meeting, which was the culmination of more
                    than two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 8 and
                    9. I encourage you to review it.

                          Together with monitoring fund expenses, fund
                    performance is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                          Your Board has a well-defined process and structure
                    for monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee -- which functions along with Audit, Governance, Valuation and Compliance Committees -- is the only one of these five standing committees to include all 14 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                          At subcommittee meetings, held throughout the year,
                    the performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                          Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair

                    On Behalf of the Board of Trustees
                    AIM Funds

                    December 15, 2005

AIM GLOBAL HEALTH CARE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                 - diversifying across industries

=======================================================================================     -monitoring political trends that could
PERFORMANCE SUMMARY                                                                         negatively affect a specific industry.

                                              =========================================           We may sell a holding when:
In an uncertain economic and market           FUND VS. INDEXES
environment, investors found health care                                                    - we identify a more attractive
stocks attractive, helping your Fund          TOTAL RETURNS, 10/31/04 - 10/31/05,           investment opportunity
post double-digit returns, as                 EXCLUDING APPLICABLE SALES CHARGES. IF
illustrated by the table.                     SALES CHARGES WERE INCLUDED, RETURNS          - we see a deterioration of a company's
                                              WOULD BE LOWER.                               fundamentals
      The Fund underperformed the MSCI
world Index as several other sectors in       Class A Shares                  12.85%        - a company fails to capitalize on a
this broad-based benchmark, such as                                                         market opportunity
energy and utilities, outperformed            Class B Shares                  12.08
health care. Our biotechnology holdings                                                     - a change in management occurs
detracted from our performance relative       Class C Shares                  12.08
to the MSCI World Health Care Index.                                                        MARKET CONDITIONS AND YOUR FUND
                                              Investor Class Shares*          12.85
      The Fund's long-term performance                                                      Despite widespread concern about the
can be found on Pages 6 and 7.                MSCI World Index                              potential impact of historically high
                                              (Broad Market Index)            13.27         energy prices, the majority of world
                                                                                            markets rose during the fiscal year. For
                                              MSCI World Health Care Index                  the third consecutive year, foreign
                                              (Style-specific Index)          13.59         markets generally outperformed U.S.
                                                                                            markets.
                                              Lipper Health and Biotechnology
                                              Fund Index (Peer Group Index)   18.16               In Europe, markets rallied as the
                                                                                            European Central Bank maintained a low
                                              Source: Lipper, Inc.                          interest rate environment and corporate
                                                                                            profits, boosted by restructuring and
                                              =========================================     cost-cutting measures, rose. In Asia,
                                                                                            Japanese stocks climbed to levels not
                                              * Share class incepted during the annual      witnessed in many years as corporate
                                                report period. See Page 7 for a detailed    earnings continued to improve and
                                                explanation of Fund performance.            investors reacted favorably to Prime
                                                                                            Minister Junichiro Koizumi's dramatic
=======================================================================================     election victory. In the United States,
                                                                                            equity markets also posted gains as
HOW WE INVEST                                                                               generally strong corporate earnings
                                                                                            outweighed concerns about rising
We seek health care stocks of all market      health services. We look for companies        interest rates and fuel costs.
capitalizations from around the world         that a re financially healthy and, in
that we believe are attractively priced       our opinion, likely to sustain their                Health care stocks generally
and have the potential to benefit from        profitability. We assess the long-term        performed well as demand for medical
long-term earnings and cash flow growth.      commercial potential of each company's        products and services has historically
                                              current and prospective products,             remained constant regardless
    We typically invest in four broad         especially products that fill otherwise
segments of the health care sector:           unfilled market segments.                                                 (continued)
pharmaceuticals, biotechnology, medical
technology and                                      We seek to manage risk by
                                              generally:

                                              - limiting investments in a single stock

========================================      =========================================     ========================================

PORTFOLIO COMPOSITION                         TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*
By country
                                              1. Pharmaceuticals                 39.9%      1. Roche Holding A.G. (Switzerland) 8.9%
            [PIE CHART]                       2. Health Care Equipment           20.7       2. Protein Design Labs, Inc.        4.6
                                              3. Biotechnology                   15.2       3. Amgen Inc.                       4.1
U.S.A.                             70.7%      4. Managed Health Care             10.9       4. St. Jude Medical, Inc.           4.0
Switzerland                        11.9%      5. Health Care Facilities           4.5       5. Eisai Co., Ltd. (Japan)          3.8
Japan                               7.1%                                                    6. Wyeth                            3.8
France                              3.5%      TOTAL NET ASSETS            $1.6 BILLION      7. Medtronic, Inc.                  3.2
United Kingdom                      2.5%                                                    8. Novartis A.G.-ADR (Switzerland)  3.0
Money Market Funds Plus                       TOTAL NUMBER OF HOLDINGS*            98       9. PacifiCare Health Systems, Inc.  3.0
Other Assets Less Liabilities       2.3%                                                    10.Wellpoint, Inc.                  2.9
5 Other Countries, Each Less Than
1.0% Of Portfolio                   2.0%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding money market fund holdings.
========================================      ========================================      ========================================

AIM GLOBAL HEALTH CARE FUND

of economic trends. Health care services      responsible for this industry                 The views and opinions expressed in
and managed health care were two of the       contributing positively to our                management's discussion of Fund
better-performing industries in the           performance for the year.                     performance are those of A I M Advisors,
sector while pharmaceuticals was the                                                        Inc. These views and opinions are
weakest.                                            While pharmaceuticals remained the      subject to change at any time based on
                                              portfolio's largest industry weighting,       factors such as market and economic
      Over the reporting period, we           we increased the Fund's exposure to           conditions. These views and opinions may
reduced the Fund's exposure to                health care equipment, biotechnology,         not be relied upon as investment advice
pharmaceuticals stocks from about 60% to      managed health care, health care              or recommendations, or as an offer for a
40% of the portfolio. Drug companies          facilities and health care services over      particular security. The information is
faced several challenges, including a         the period.                                   not a complete analysis of every aspect
general lack of new products, patent                                                        of any market, country, industry,
expirations and a well-publicized court             Health care services, managed           security or the Fund. Statements of fact
decision concerning one company's             health care and health care facilities        are from sources considered reliable,
arthritis pain killer. We trimmed the         were the industries that contributed the      but A I M Advisors, Inc. makes no
portfolio's holdings in large-cap U.S.        most to Fund performance. Companies in        representation or warranty as to their
drug makers, which were more severely         these industries benefited from efforts       completeness or accuracy. Although
affected by these trends. For example,        to contain employee health care costs.        historical performance is no guarantee
we reduced our position in Pfizer, a          PacifiCare Health Systems, one of the         of future results, these insights may
leading U.S. drug manufacturer whose          nation's largest consumer health              help you understand our investment
stock detracted from performance. The         organizations with approximately 3.3          management philosophy.
company is facing patent litigation           million health plan members, was the
involving one of its key products,            leading contributor to Fund performance             See important Fund and index
Lipitor--REGISTERED TRADEMARK--, used to      and one of our top holdings. The company          disclosures inside front cover.
lower cholesterol. Although the company       reported a 21% increase in revenue for
reduced its earnings estimates for 2005,      the third quarter of 2005 compared to                   MICHAEL YELLEN, senior
we continued to hold the stock because        the same period for the previous year.                  portfolio manager, is the lead
of its attractive valuation and Pfizer's      The company's stock also appreciated          [YELLEN   manager of AIM Global Health
industry leading position.                    because of its planned merger with             PHOTO]   Care Fund. He began his
                                              UnitedHealth Group (not a fund holding).                investment industry career
      We also reduced our holdings in                                                       in 1991 and joined AIM in 1998. Mr.
Japanese pharmaceutical companies. These            While many of the Fund's                Yellen received his B.A. from Stanford
stocks, which benefited from a series of      biotechnology holdings had positive           University.
corporate consolidations in Japan,            returns during the period, overall this
generally performed well for the Fund.        industry did not contribute positively                  SUNAINA MURTHY, senior
Eisai, for example, was a strong              to performance relative to its                          analyst, is a senior analyst
contributor to Fund returns and               style-specific index. A stock that                      with AIM Global Health Care
continued to be one of our top holdings.      detracted from returns was OSI                [MURTHY   Fund. Ms. Murthy began her
Indeed, this was one Japanese stock in        Pharmaceuticals, which is involved in          PHOTO]   career in cancer research at
which we increased our position over the      the development of chemotherapy and                     the University of Pennsylvania
year. Known for Aricept--REGISTERED           drugs for the treatment of malignant          before joining a biotechnology- focused
TRADEMARK-- , a drug used in treatment        tumors. The company reported a loss for       venture capital firm. Ms. Murthy worked
of Alzheimer's disease, Eisai reported a      the third quarter of this year. We no         as an analyst at the advisor from 2001
more than 9% increase in earnings for         longer own the stock.                         to 2004, and rejoined the firm in 2005.
the first half of its fiscal year                                                           Ms. Murthy earned a B.S. in molecular
compared to the same period in 2004.          IN CLOSING                                    genetics from the University of
                                                                                            Rochester and an M.S. in biotechnology
      We shifted some of the profits          We are pleased to have provided positive      from Northwestern University.
from the sale of a portion of our             returns for our investors. We remain
Japanese holdings into European drug          optimistic about the long-term prospects                DEREK M. TANER, Chartered
companies, which generally have stronger      for health care stocks. As the                          Financial Analyst, portfolio
product pipelines and are facing fewer        population ages, we expect the demand          [TANER   manager, is portfolio manager
patent expirations than their U.S.            for health care services and products to        PHOTO]  of AIM Global Health Care
counterparts. We also found stocks in         increase. Moreover, we believe this                     Fund. Mr. Taner began his
this region that were attractively            demand will continue to be largely            investment career in 1993 with another
valued. One stock we added was Roche          unaffected by economic trends. We thank       employer, where he worked as a fixed
Holding, a Swiss drug company which was       you for your investment in AIM Global         income analyst, assistant portfolio
one of our best performers for the year.      Health Care Fund.                             manger and manager of a health care
The company, which has very few expiring                                                    fund. Mr. Taner assumed his current
patents, reported a 17% increase in                                                         position with AIM in 2005. He holds a
sales for the first nine months of 2005                                                     B.S. in accounting and an M.B.A. from
compared to the same period for the                                                         the Haas School of Business at the
previous year. Roche reported strong                                                        University of California at Berkeley.
sales of its cancer drug,
Avastin--REGISTERED TRADEMARK--.                                                                      [RIGHT ARROW GRAPHIC]

      We believe the restructuring of                                                       FOR A PRESENTATION OF YOUR FUND'S
our pharmaceuticals holdings was largely                                                    LONG-TERM PERFORMANCE, PLEASE SEE PAGES
                                                                                            6 AND 7.

AIM GLOBAL HEALTH CARE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                       actual account values and actual              year before expenses, which is not the
                                              expenses. You may use the information in      Fund's actual return. The Fund's actual
As a shareholder of the Fund, you incur       this table, together with the amount you      cumulative total returns at net asset
two types of costs: (1) transaction           invested, to estimate the expenses that       value after expenses for the period
costs, which may include sales charges        you paid over the period. Simply divide       ended October 31, 2005, appear in the
(loads) on purchase payments; contingent      your account value by $1,000 (for             table "Cumulative Total Returns" on page
deferred sales charges on redemptions;        example, an $8,600 account value divided      7.
and redemption fees, if any; and (2)          by $1,000 = 8.6), then multiply the
ongoing costs, including management           result by the number in the table under             The hypothetical account values
fees; distribution and/or service fees        the heading entitled "Actual Expenses         and expenses may not be used to estimate
(12b-1); and other Fund expenses. This        Paid During Period" to estimate the           the actual ending account balance or
example is intended to help you               expenses you paid on your account during      expenses you paid for the period. You
understand your ongoing costs (in             this period (July 15, 2005, through           may use this information to compare the
dollars) of investing in the Fund and to      October 31, 2005 for the Investor Class       ongoing costs of investing in the Fund
compare these costs with ongoing costs        shares). Because the actual ending            and other funds. To do so, compare this
of investing in other mutual funds. With      account value and expense information in      5% hypothetical example with the 5%
the exception of the actual ending            the example is not based upon a six           hypothetical examples that appear in the
account value and expenses of the             month period for the Investor Class           shareholder reports of the other funds.
Investor Class shares, the example is         shares, the ending account value and
based on an investment of $1,000              expense information may not provide a               Please note that the expenses
invested at the beginning of the period       meaningful comparison to mutual funds         shown in the table are meant to
and held for the entire period May 1,         that provide such information for a full      highlight your ongoing costs only and do
2005, through October 31, 2005. The           six month period.                             not reflect any transactional costs,
actual ending account value and expenses                                                    such as sales charges (loads) on
of the Investor Class shares in the           HYPOTHETICAL EXAMPLE FOR COMPARISON           purchase payments, contingent deferred
below example are based on an investment      PURPOSES                                      sales charges on redemptions, and
of $1,000 invested on July 15, 2005 (the                                                    redemption fees, if any. Therefore, the
date the share class commenced sales)         The table below also provides                 hypothetical information is useful in
and held through October 31, 2005.            information about hypothetical account        comparing ongoing costs only, and will
                                              values and hypothetical expenses based        not help you determine the relative
ACTUAL EXPENSES                               on the Fund's actual expense ratio and        total costs of owning different funds.
                                              an assumed rate of return of 5% per           In addition, if these transactional
The table below provides information                                                        costs were included, your costs would
about                                                                                       have been higher.

====================================================================================================================================
                                                                                    HYPOTHETICAL
                                                    ACTUAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)
                     BEGINNING         ENDING                 EXPENSES        ENDING            EXPENSES          ANNUALIZED
SHARE              ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING          EXPENSE
CLASS                (5/01/05)        (10/31/05)(1)        PERIOD(2),(3)     (10/31/05)     PERIOD (2),(4),(5)       RATIO
  A                  $1,000.00         $1,094.10                $7.13        $1,018.40             $6.87              1.35%
  B                   1,000.00          1,089.60                10.90         1,014.77             10.51              2.07
  C                   1,000.00          1,090.00                10.90         1,014.77             10.51              2.07
Investor Class        1,000.00          1,024.10                 6.38         1,018.90              6.36              1.25

(1)   The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October
      31, 2005 (July 15, 2005 through October 31, 2005 for Investor Class shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended October 31, 2005, appear in the table "Cumulative Total Returns" on page 7.

(2)   Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year. For Investor Class shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 109
      (July 15, 2005, through October 31, 2005)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to Fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods. Effective July 18, 2005, the Board of Trustees approved a permanent reduction of the advisory fee of the Fund. Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12b-1 plan fees for
      Class A shares to 0.25%. The annualized expense ratios restated as if the agreement had been in effect throughout the entire most recent half year are 1.30%, 2.05% and 2.05% for Class A, B and C shares, respectively.

(3)   The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $6.86, $10.80 and $10.80 for Class A, B and C shares, respectively.

(4)   The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $6.61, $10.41 and $10.41 for Class A, B and C shares, respectively.

(5)   Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Investor Class shares of the Fund and other funds because such data is based on a full six month period.
                                                                               [ARROW BUTTON IMAGE]
                                                                                                          For More Information Visit

                                                                                                                  AIMINVESTMENTS.COM
====================================================================================================================================

AIM GLOBAL HEALTH CARE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

FUND DATA FROM 8/7/89, INDEX DATA FROM 7/31/89

                                [MOUNTAIN CHART]

================================================================================

              AIM GLOBAL HEALTH
                  CARE FUND-        MSCI WORLD
 DATE          CLASS A SHARES         INDEX
7/31/89            $9525              $10000
   8/89             9608                9756
   9/89             9649               10029
  10/89             9858                9692
  11/89            10200               10076
  12/89            10367               10397
   1/90             9899                9909
   2/90             9907                9481
   3/90            10183                8906
   4/90            10183                8775
   5/90            11286                9696
   6/90            11586                9624
   7/90            11611                9709
   8/90            10843                8797
   9/90            10408                7867
  10/90            10717                8598
  11/90            11443                8454
  12/90            11727                8628
   1/91            12507                8940
   2/91            13544                9765
   3/91            14324                9474
   4/91            14033                9545
   5/91            14736                9759
   6/91            14051                9153
   7/91            15045                9582
   8/91            15422                9549
   9/91            15576                9797
  10/91            16528                9952
  11/91            15903                9516
  12/91            18519               10205
   1/92            18277               10013
   2/92            17517                9838
   3/92            16343                9371
   4/92            15317                9499
   5/92            15680                9874
   6/92            15067                9540
   7/92            15680                9561
   8/92            15291                9790
   9/92            14945                9697
  10/92            15057                9432
  11/92            16006                9597
  12/92            16014                9672
   1/93            15444                9701
   2/93            13442                9928
   3/93            13632               10501
   4/93            13718               10985
   5/93            14537               11235
   6/93            14580               11138
   7/93            14193               11364
   8/93            14296               11883
   9/93            14865               11660
  10/93            15409               11979
  11/93            15565               11298
  12/93            16430               11848
   1/94            17547               12627
   2/94            16846               12461
   3/94            15746               11921
   4/94            15711               12287
   5/94            15650               12315
   6/94            14811               12278
   7/94            15434               12509
   8/94            17027               12883
   9/94            17019               12542
  10/94            16968               12895
  11/94            16552               12333
  12/94            16479               12450
   1/95            17010               12260
   2/95            17336               12436
   3/95            17895               13032
   4/95            17447               13483
   5/95            17383               13596
   6/95            17662               13588
   7/95            18772               14265
   8/95            19126               13944
   9/95            20048               14347
  10/95            20327               14118
  11/95            21408               14606
  12/95            22571               15029
   1/96            23727               15298
   2/96            24426               15388
   3/96            24903               15641
   4/96            25095               16006
   5/96            25519               16016
   6/96            24319               16094
   7/96            22104               15522
   8/96            23918               15697
   9/96            25691               16309
  10/96            25033               16419
  11/96            25193               17336
  12/96            27955               17055
   1/97            28897               17258
   2/97            29093               17453
   3/97            25649               17104
   4/97            24258               17660
   5/97            28542               18747
   6/97            28865               19679
   7/97            29347               20582
   8/97            29726               19202
   9/97            32885               20242
  10/97            32139               19173
  11/97            31313               19509
  12/97            30186               19744
   1/98            29760               20291
   2/98            32269               21660
   3/98            32314               22571
   4/98            32831               22788
   5/98            32316               22499
   6/98            33153               23030
   7/98            32987               22990
   8/98            27620               19920
   9/98            29399               20269
  10/98            30630               22098
  11/98            32667               23409
  12/98            35754               24549
   1/99            36941               25083
   2/99            35756               24412
   3/99            38916               25425
   4/99            38080               26424
   5/99            37166               25455
   6/99            38578               26638
   7/99            38624               26555
   8/99            37775               26504
   9/99            35387               26243
  10/99            36481               27604
  11/99            38458               28377
  12/99            37723               30670
   1/00            38429               28910
   2/00            40039               28985
   3/00            39923               30985
   4/00            39488               29671
   5/00            40929               28916
   6/00            44568               29886
   7/00            45490               29041
   8/00            47669               29983
   9/00            50958               28385
  10/00            50520               27906
  11/00            53541               26208
  12/00            57369               26628
   1/01            55011               27141
   2/01            57878               24844
   3/01            52431               23208
   4/01            54754               24919
   5/01            55280               24595
   6/01            60465               23820
   7/01            59884               23502
   8/01            59232               22371
   9/01            56933               20396
  10/01            56017               20786
  11/01            58862               22012
  12/01            60081               22148
   1/02            58465               21475
   2/02            55553               21286
   3/02            58742               22267
   4/02            58096               21469
   5/02            57689               21504
   6/02            53680               20196
   7/02            51763               18492
   8/02            51463               18523
   9/02            49219               16484
  10/02            48314               17699
  11/02            48314               18650
  12/02            46458               17744
   1/03            45706               17203
   2/03            43485               16902
   3/03            43893               16846
   4/03            45447               18339
   5/03            48787               19383
   6/03            50339               19716
   7/03            50208               20115
   8/03            49259               20547
   9/03            51328               20670
  10/03            51934               21895
  11/03            53549               22226
  12/03            56419               23618
   1/04            58275               23997
   2/04            58771               24399
   3/04            58101               24237
   4/04            57345               23741
   5/04            56720               23939
   6/04            57520               24449
   7/04            56030               23651
   8/04            56764               23755
   9/04            56480               24204
  10/04            56870               24796
  11/04            57450               26099
  12/04            61587               27095
   1/05            59283               26485
   2/05            59283               27324
   3/05            57754                2679
   4/05            58660               26210
   5/05            60150               26676
   6/05            60602               26907
   7/05            63771               27846
   8/05            64938               28056
   9/05            65652               28785
  10/05            64139               28087

================================================================================

                                                            SOURCE: LIPPER, INC.

The data shown in the chart include                 This chart, which is a logarithmic      each segment represents a doubling, or
reinvested distributions, applicable          chart, presents the fluctuations in the       100% change, in the value of the
sales charges, Fund expenses and              value of the Fund and its indexes. We         investment. In other words, the space
management fees. Index results include        believe that a logarithmic chart is more      between $10,000 and $20,000 is the same
reinvested dividends, but they do not         effective than other types of charts in       size as the space between $20,000 and
reflect sales charges. Performance of an      illustrating changes in value during the      $40,000, the space between $20,000 and
index of funds reflects fund expenses         early years shown in the chart. The           $40,000 is the same as that between
and management fees; performance of a         vertical axis, the one that indicates         $40,000 and $80,000, and so on.
market index does not. Performance shown      the dollar value of an investment, is
in the chart and table(s) does not            constructed with each segment
reflect deduction of taxes a shareholder      representing a percent change in the
would pay on Fund distributions or sale       value of the investment. In this chart,
of Fund shares. Performance of the
indexes does not reflect the effects of
taxes.

AIM GLOBAL HEALTH CARE FUND

==========================================   ==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 10/31/05, including applicable sales   As of 9/30/05, most recent calendar          6 months ended 10/31/05, excluding
charges                                      quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                       9.41%
Inception (8/7/89)                  12.13%   CLASS A SHARES                               Class B Shares                       8.96
10 Years                            11.63    Inception (8/7/89)                  12.35%   Class C Shares                       9.00
   5 Years                           3.88    10 Years                            12.04    Investor Class Shares                9.41
   1 Year                            7.47       5 Years                           4.17    ==========================================
                                                1 Year                           10.69
CLASS B SHARES
Inception (4/1/93)                  12.85%   CLASS B SHARES
10 Years                            11.73    Inception (4/1/93)                  13.15%
   5 Years                           4.01    10 Years                            12.14
   1 Year                            7.08       5 Years                           4.31
                                                1 Year                           10.51
CLASS C SHARES
Inception (3/1/99)                   8.65%   CLASS C SHARES
   5 Years                           4.35    Inception (3/1/99)                   9.16%
   1 Year                           11.08       5 Years                           4.64
                                                1 Year                           14.50
INVESTOR CLASS SHARES
10 Years                            12.18%   INVESTOR CLASS SHARES
   5 Years                           4.90    10 Years                            12.59%
   1 Year                           12.85       5 Years                           5.20
                                                1 Year                           16.26
==========================================   ==========================================

INVESTOR CLASS SHARES' INCEPTION DATE IS     AIMINVESTMENTS.COM FOR THE MOST RECENT       5% BEGINNING AT THE TIME OF PURCHASE TO 0%
JULY 15, 2005. RETURNS SINCE THAT DATE ARE   MONTH-END PERFORMANCE. PERFORMANCE FIGURES   AT THE BEGINNING OF THE SEVENTH YEAR. THE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    REFLECT REINVESTED DISTRIBUTIONS,            CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
BLENDED RETURNS OF HISTORICAL INVESTOR       CHANGES IN NET ASSET VALUE AND THE EFFECT    YEAR AFTER PURCHASE. INVESTOR CLASS SHARES
CLASS SHARE PERFORMANCE AND RESTATED CLASS   OF THE MAXIMUM SALES CHARGE UNLESS           DO NOT HAVE A FRONT-END SALES CHARGE OR A
A SHARE PERFORMANCE (FOR PERIODS PRIOR TO    OTHERWISE STATED. INVESTMENT RETURN AND      CDSC; THEREFORE, PERFORMANCE IS AT NET
THE INCEPTION DATE OF INVESTOR CLASS         PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   ASSET VALUE.
SHARES) AT NET ASSET VALUE AND REFLECT THE   MAY HAVE A GAIN OR LOSS WHEN YOU SELL
HIGHER RULE 12b-1 FEES APPLICABLE TO CLASS   SHARES.                                         THE PERFORMANCE OF THE FUND'S SHARE
A SHARES.                                                                                 CLASSES WILL DIFFER DUE TO DIFFERENT SALES
                                                CLASS A SHARE PERFORMANCE REFLECTS THE    CHARGE STRUCTURES AND CLASS EXPENSES.
   THE PERFORMANCE DATA QUOTED REPRESENT     MAXIMUM 4.75% SALES CHARGE, AND CLASS B
PAST PERFORMANCE AND CANNOT GUARANTEE        AND CLASS C SHARE PERFORMANCE REFLECTS THE      HAD THE ADVISOR AND/OR DISTRIBUTOR NOT
COMPARABLE FUTURE RESULTS; CURRENT           APPLICABLE CONTINGENT DEFERRED SALES         WAIVED FEES AND/OR REIMBURSED EXPENSES,
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE   PERFORMANCE WOULD HAVE BEEN LOWER.
VISIT                                        CDSC ON CLASS B SHARES DECLINES FROM

AIM GLOBAL HEALTH CARE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      - The quality of services to be provided     such unaffiliated mutual funds were higher
Funds (the "Board") oversees the             by AIM. The Board reviewed the credentials   than the advisory fee rate for the Fund.
management of AIM Global Health Care Fund    and experience of the officers and           The Board noted that AIM has agreed to
(the "Fund") and, as required by law,        employees of AIM who will provide            waive advisory fees of the Fund, as
determines annually whether to approve the   investment advisory services to the Fund.    discussed below. Based on this review, the
continuance of the Fund's advisory           In reviewing the qualifications of AIM to    Board concluded that the advisory fee
agreement with A I M Advisors, Inc.          provide investment advisory services, the    rate for the Fund under the Advisory
("AIM"). Based upon the recommendation of    Board reviewed the qualifications of AIM's  Agreement was fair and reasonable.
the Investments Committee of the Board,      investment personnel and considered such
which is comprised solely of independent     issues as AIM's portfolio and product        - Fees relative to those of comparable
trustees, at a meeting held on June 30,      review process, various back office          funds with other advisors. The Board
2005, the Board, including all of the        support functions provided by AIM and        reviewed the advisory fee rate for the
independent trustees, approved the           AIM's equity and fixed income trading        Fund under the Advisory Agreement. The
continuance of the advisory agreement (the   operations. Based on the review of these     Board compared effective contractual
"Advisory Agreement") between the Fund and   and other factors, the Board concluded       advisory fee rates at a common asset level
AIM for another year, effective July 1,      that the quality of services to be           and noted that the Fund's rate was
2005.                                        provided by AIM was appropriate and that     comparable to the median rate of the funds
                                             AIM currently is providing satisfactory      advised by other advisors with investment
   The Board considered the factors          services in accordance with the terms of     strategies comparable to those of the
discussed below in evaluating the fairness   the Advisory Agreement.                      Fund that the Board reviewed. The Board
and reasonableness of the Advisory                                                        noted that AIM has agreed to waive
Agreement at the meeting on June 30, 2005    - The performance of the Fund relative to    advisory fees of the Fund, as discussed
and as part of the Board's ongoing           comparable funds. The Board reviewed the     below. Based on this review, the Board
oversight of the Fund. In their              performance of the Fund during the past      concluded that the advisory fee rate for
deliberations, the Board and the             one, three and five calendar years against   the Fund under the Advisory Agreement was
independent trustees did not identify any    the performance of funds advised by other    fair and reasonable.
particular factor that was controlling,      advisors with investment strategies
and each trustee attributed different        comparable to those of the Fund. The Board   - Expense limitations and fee waivers. The
weights to the various factors.              noted that the Fund's performance for the    Board noted that AIM has contractually
                                             one and five year periods was above the      agreed to waive advisory fees of the Fund
   One of the responsibilities of the        median performance of such comparable        through December 31, 2009 to the extent
Senior Officer of the Fund, who is           funds and below such median performance      necessary so that the advisory fees
independent of AIM and AIM's affiliates,     for the three year period. Based on this     payable by the Fund do not exceed a
is to manage the process by which the        review, the Board concluded that no          specified maximum advisory fee rate,
Fund's proposed management fees are          changes should be made to the Fund and       which maximum rate includes breakpoints
negotiated to ensure that they are           that it was not necessary to change the      and is based on net asset levels. The
negotiated in a manner which is at arm's     Fund's portfolio management team at this     Board considered the contractual nature of
length and reasonable. To that end, the      time.                                        this fee waiver and noted that it remains
Senior Officer must either supervise a                                                    in effect until December 31, 2009. The
competitive bidding process or prepare an    - The performance of the Fund relative to    Board considered the effect this fee
independent written evaluation. The Senior   indices. The Board reviewed the              waiver/expense limitation would have on
Officer has recommended an independent       performance of the Fund during the past      the Fund's estimated expenses and
written evaluation in lieu of a              one, three and five calendar years against   concluded that the levels of fee
competitive bidding process and, upon the    the performance of the Lipper                waivers/expense limitations for the Fund
direction of the Board, has prepared such    Health/Biotech Fund Index. The Board noted   were fair and reasonable.
an independent written evaluation. Such      that the Fund's performance for the one
written evaluation also considered certain   and three year periods was below the         - Breakpoints and economies of scale. The
of the factors discussed below. In           performance of such Index and above such     Board reviewed the structure of the Fund's
addition, as discussed below, the Senior     Index for the five year period. Based on     advisory fee under the Advisory Agreement,
Officer made certain recommendations to      this review, the Board concluded that no     noting that it includes three breakpoints.
the Board in connection with such written    changes should be made to the Fund and       The Board reviewed the level of the Fund's
evaluation.                                  that it was not necessary to change the      advisory fees, and noted that such fees,
                                             Fund's portfolio management team at this     as a percentage of the Fund's net assets,
   The discussion below serves as a          time.                                        have decreased as net assets increased
summary of the Senior Officer's                                                           because the Advisory Agreement includes
independent written evaluation and           - Meeting with the Fund's portfolio          breakpoints. The Board noted that, due to
recommendations to the Board in connection   managers and investment personnel. With      the Fund's current asset levels and the
therewith, as well as a discussion of the    respect to the Fund, the Board is meeting    way in which the advisory fee breakpoints
material factors and the conclusions with    periodically with such Fund's portfolio      have been structured, the Fund has yet to
respect thereto that formed the basis for    managers and/or other investment personnel   fully benefit from the breakpoints. The
the Board's approval of the Advisory         and believes that such individuals are       Board noted that AIM has contractually
Agreement. After consideration of all of     competent and able to continue to carry      agreed to waive advisory fees of the Fund
the factors below and based on its           out their responsibilities under the         through December 31, 2009 to the extent
informed business judgment, the Board        Advisory Agreement.                          necessary so that the advisory fees
determined that the Advisory Agreement is                                                 payable by the Fund do not exceed a
in the best interests of the Fund and its    - Overall performance of AIM. The Board      specified maximum advisory fee rate, which
shareholders and that the compensation to    considered the overall performance of AIM    maximum rate includes breakpoints and is
AIM under the Advisory Agreement is fair     in providing investment advisory and         based on net asset levels. The Board
and reasonable and would have been           portfolio administrative services to the     concluded that the Fund's fee levels under
obtained through arm's length                Fund and concluded that such performance     the Advisory Agreement therefore reflect
negotiations.                                was satisfactory.                            economies of scale and that it was not
                                                                                          necessary to change the advisory fee
- The nature and extent of the advisory      - Fees relative to those of clients of AIM   breakpoints in the Fund's advisory fee
services to be provided by AIM. The Board    with comparable investment strategies.       schedule.
reviewed the services to be provided by      The Board reviewed the advisory fee rate
AIM under the Advisory Agreement. Based on   for the Fund under the Advisory Agreement.   - Investments in affiliated money market
such review, the Board concluded that the    The Board noted that this rate was higher    funds. The Board also took into account
range of services to be provided by AIM      than the sub-advisory fee rates for two      the fact that uninvested cash and cash
under the Advisory Agreement was             unaffiliated mutual funds for which an AIM   collateral from securities lending
appropriate and that AIM currently is        affiliate serves as sub-advisor, although
providing services in accordance with the    the total management fees paid by
terms of the Advisory Agreement.

AIM GLOBAL HEALTH CARE FUND

arrangements (collectively, "cash            - Benefits of soft dollars to AIM. The
balances") of the Fund may be invested in    Board considered the benefits realized by
money market funds advised by AIM pursuant   AIM as a result of brokerage transactions
to the terms of an SEC exemptive order.      executed through "soft dollar"
The Board found that the Fund may realize    arrangements. Under these arrangements,
certain benefits upon investing cash         brokerage commissions paid by the Fund
balances in AIM advised money market         and/or other funds advised by AIM are used
funds, including a higher net return,        to pay for research and execution
increased liquidity, increased               services. This research is used by AIM in
diversification or decreased transaction     making investment decisions for the Fund.
costs. The Board also found that the Fund    The Board concluded that such arrangements
will not receive reduced services if it      were appropriate.
invests its cash balances in such money
market funds. The Board noted that, to the   - AIM's financial soundness in light of
extent the Fund invests in affiliated        the Fund's needs. The Board considered
money market funds, AIM has voluntarily      whether AIM is financially sound and has
agreed to waive a portion of the advisory    the resources necessary to perform its
fees it receives from the Fund               obligations under the Advisory Agreement,
attributable to such investment. The         and concluded that AIM has the financial
Board further determined that the proposed   resources necessary to fulfill its
securities lending program and related       obligations under the Advisory Agreement.
procedures with respect to the lending
Fund is in the best interests of the         - Historical relationship between the Fund
lending Fund and its respective              and AIM. In determining whether to
shareholders. The Board therefore            continue the Advisory Agreement for the
concluded that the investment of cash        Fund, the Board also considered the prior
collateral received in connection with the   relationship between AIM and the Fund, as
securities lending program in the money      well as the Board's knowledge of AIM's
market funds according to the procedures     operations, and concluded that it was
is in the best interests of the lending      beneficial to maintain the current
Fund and its respective shareholders.        relationship, in part, because of such
                                             knowledge. The Board also reviewed the
- Independent written evaluation and         general nature of the non-investment
recommendations of the Fund's Senior         advisory services currently performed by
Officer. The Board noted that, upon their    AIM and its affiliates, such as
direction, the Senior Officer of the Fund,   administrative, transfer agency and
who is independent of AIM and AIM's          distribution services, and the fees
affiliates, had prepared an independent      received by AIM and its affiliates for
written evaluation in order to assist the    performing such services. In addition to
Board in determining the reasonableness      reviewing such services, the trustees also
of the proposed management fees of the AIM   considered the organizational structure
Funds, including the Fund. The Board noted   employed by AIM and its affiliates to
that the Senior Officer's written            provide those services. Based on the
evaluation had been relied upon by the       review of these and other factors, the
Board in this regard in lieu of a            Board concluded that AIM and its
competitive bidding process. In              affiliates were qualified to continue to
determining whether to continue the          provide non-investment advisory services
Advisory Agreement for the Fund, the Board   to the Fund, including administrative,
considered the Senior Officer's written      transfer agency and distribution services,
evaluation and the recommendation made by    and that AIM and its affiliates currently
the Senior Officer to the Board that the     are providing satisfactory non-investment
Board consider implementing a process to     advisory services.
assist them in more closely monitoring the
performance of the AIM Funds. The Board      - Other factors and current trends. In
concluded that it would be advisable to      determining whether to continue the
implement such a process as soon as          Advisory Agreement for the Fund, the Board
reasonably practicable.                      considered the fact that AIM, along with
                                             others in the mutual fund industry, is
- Profitability of AIM and its affiliates.   subject to regulatory inquiries and
The Board reviewed information concerning    litigation related to a wide range of
the profitability of AIM's (and its          issues. The Board also considered the
affiliates') investment advisory and other   governance and compliance reforms being
activities and its financial condition.      undertaken by AIM and its affiliates,
The Board considered the overall             including maintaining an internal
profitability of AIM, as well as the         controls committee and retaining an
profitability of AIM in connection with      independent compliance consultant, and the
managing the Fund. The Board noted that      fact that AIM has undertaken to cause the
AIM's operations remain profitable,          Fund to operate in accordance with
although increased expenses in recent        certain governance policies and practices.
years have reduced AIM's profitability.      The Board concluded that these actions
Based on the review of the profitability     indicated a good faith effort on the part
of AIM's and its affiliates' investment      of AIM to adhere to the highest ethical
advisory and other activities and its        standards, and determined that the current
financial condition, the Board concluded     regulatory and litigation environment to
that the compensation to be paid by the      which AIM is subject should not prevent
Fund to AIM under its Advisory Agreement     the Board from continuing the Advisory
was not excessive.                           Agreement for the Fund.

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2005


                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC STOCKS-70.68%

BIOTECHNOLOGY-15.20%

Abgenix, Inc.(a)                                  237,500   $    2,470,000
--------------------------------------------------------------------------
Amgen Inc.(a)(b)                                  850,000       64,396,000
--------------------------------------------------------------------------
ARIAD Pharmaceuticals, Inc.(a)                    371,600        2,586,336
--------------------------------------------------------------------------
Athersys Inc.-Class F, Conv. Pfd. (Acquired
  04/17/00; Cost $5,000,000)(a)(c)(d)(e)          416,667          297,918
--------------------------------------------------------------------------
Biogen Idec Inc.(a)                               764,584       31,065,048
--------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                         106,082        4,642,148
--------------------------------------------------------------------------
Coley Pharmaceutical Group, Inc.(a)(f)            190,400        2,819,824
--------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(a)(f)                924,600       18,686,166
--------------------------------------------------------------------------
DOV Pharmaceutical, Inc.(a)(f)                     60,500          939,565
--------------------------------------------------------------------------
Idenix Pharmaceuticals, Inc.(a)                    81,233        1,690,459
--------------------------------------------------------------------------
Ingenex, Inc.-Series B, Pfd. (Acquired
  09/27/94; Cost $600,000)(a)(c)(d)(e)            103,055                0
--------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(a)                  97,600        1,410,320
--------------------------------------------------------------------------
Nabi Biopharmaceuticals(a)(f)                     621,032        7,980,261
--------------------------------------------------------------------------
Panacos Pharmaceuticals, Inc.(a)                  400,244        3,161,928
--------------------------------------------------------------------------
Protein Design Labs, Inc.(a)(f)                 2,565,000       71,871,300
--------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(a)                    208,400        4,678,580
--------------------------------------------------------------------------
Serologicals Corp.(a)(f)                          577,500       11,249,700
--------------------------------------------------------------------------
Tercica, Inc.(a)(f)                               170,400        1,702,296
--------------------------------------------------------------------------
Theravance, Inc.(a)                               166,200        3,601,554
--------------------------------------------------------------------------
ZymoGenetics, Inc.(a)                             123,400        2,161,968
==========================================================================
                                                               237,411,371
==========================================================================

DRUG RETAIL-0.73%

CVS Corp.                                         465,902       11,372,668
==========================================================================

HEALTH CARE DISTRIBUTORS-0.35%

PSS World Medical, Inc.(a)                        390,725        5,442,799
==========================================================================

HEALTH CARE EQUIPMENT-20.69%

Advanced Medical Optics, Inc.(a)                  342,569       12,222,862
--------------------------------------------------------------------------
ATS Medical, Inc.(a)                              851,700        2,546,157
--------------------------------------------------------------------------
Bard (C.R.), Inc.                                  61,600        3,842,608
--------------------------------------------------------------------------
Baxter International Inc.                         204,200        7,806,566
--------------------------------------------------------------------------
Beckman Coulter, Inc.                             122,000        6,009,720
--------------------------------------------------------------------------
Becton, Dickinson and Co.                          81,600        4,141,200
--------------------------------------------------------------------------
Biomet, Inc.(f)                                   444,348       15,476,641
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-(CONTINUED)

Cytyc Corp.(a)(f)                                 459,673   $   11,652,711
--------------------------------------------------------------------------
Dionex Corp.(a)                                   290,500       14,068,915
--------------------------------------------------------------------------
EPIX Pharmaceuticals Inc.(a)(f)                   209,700        1,467,900
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)           193,600       10,938,400
--------------------------------------------------------------------------
Guidant Corp.                                      70,800        4,460,400
--------------------------------------------------------------------------
INAMED Corp.(a)                                    71,022        5,049,664
--------------------------------------------------------------------------
IntraLase Corp.(a)(f)                              41,200          636,952
--------------------------------------------------------------------------
Medtronic, Inc.(f)                                873,000       49,464,180
--------------------------------------------------------------------------
Mentor Corp.                                      358,706       16,141,770
--------------------------------------------------------------------------
SonoSite, Inc.(a)                                 723,100       21,251,909
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                       1,296,600       62,327,562
--------------------------------------------------------------------------
Stryker Corp.                                     285,000       11,704,950
--------------------------------------------------------------------------
Thermo Electron Corp.(a)                          612,500       18,491,375
--------------------------------------------------------------------------
Varian Inc.(a)                                    400,000       14,708,000
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)(f)                238,400       10,861,504
--------------------------------------------------------------------------
Vnus Medical Technologies(a)(f)                   110,000        1,125,300
--------------------------------------------------------------------------
Waters Corp.(a)                                   288,900       10,458,180
--------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                     338,000        6,290,180
==========================================================================
                                                               323,145,606
==========================================================================

HEALTH CARE FACILITIES-4.53%

Community Health Systems, Inc.(a)                 900,000       33,399,000
--------------------------------------------------------------------------
HCA Inc.                                          144,100        6,944,179
--------------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                       516,093       14,450,604
--------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                      407,209       15,921,872
==========================================================================
                                                                70,715,655
==========================================================================

HEALTH CARE SERVICES-4.48%

Caremark Rx, Inc.(a)                              194,900       10,212,760
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   137,900        6,781,922
--------------------------------------------------------------------------
HMS Holdings Corp. (Cost $6,419,897)(a)(g)      1,895,000       13,492,400
--------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          685,600       39,401,432
==========================================================================
                                                                69,888,514
==========================================================================

HEALTH CARE SUPPLIES-0.71%

Gen-Probe Inc.(a)                                  78,000        3,185,520
--------------------------------------------------------------------------
Immucor, Inc.(a)                                  303,709        7,872,137
==========================================================================
                                                                11,057,657
==========================================================================


                                                 SHARES         VALUE
--------------------------------------------------------------------------

MANAGED HEALTH CARE-10.90%

Aetna Inc.                                        212,100   $   18,783,576
--------------------------------------------------------------------------
CIGNA Corp.                                       143,401       16,615,874
--------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     360,587       19,468,092
--------------------------------------------------------------------------
Health Net, Inc.(a)                               397,300       18,609,532
--------------------------------------------------------------------------
Humana Inc.(a)                                    126,700        5,624,213
--------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                561,400       46,236,904
--------------------------------------------------------------------------
WellPoint, Inc.(a)                                600,500       44,845,340
==========================================================================
                                                               170,183,531
==========================================================================

PHARMACEUTICALS-13.09%

AtheroGenics, Inc.(a)(f)                          230,600        3,459,000
--------------------------------------------------------------------------
BioImagene, Inc.-Series B-2, Pfd. (Acquired
  05/24/01; Cost $1,350,000)(a)(c)(d)(e)          101,919          102,663
--------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)             379,310       10,211,025
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      380,000       14,405,800
--------------------------------------------------------------------------
Impax Laboratories, Inc.(a)(f)                    344,300        3,649,580
--------------------------------------------------------------------------
IVAX Corp.(a)                                     166,300        4,747,865
--------------------------------------------------------------------------
Johnson & Johnson(f)                              178,000       11,146,360
--------------------------------------------------------------------------
Lilly (Eli) and Co.(f)                            459,369       22,871,982
--------------------------------------------------------------------------
Medicines Co. (The)(a)(f)                         211,500        3,625,110
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(f)           590,290       17,413,555
--------------------------------------------------------------------------
MGI Pharma, Inc.(a)(f)                            355,900        6,676,684
--------------------------------------------------------------------------
Pfizer Inc.                                     1,434,136       31,178,117
--------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd.(a)                     82,000        1,471,080
--------------------------------------------------------------------------
Sepracor Inc.(a)(f)                               200,005       11,250,281
--------------------------------------------------------------------------
Wyeth                                           1,332,908       59,394,380
--------------------------------------------------------------------------
XenoPort, Inc.(a)                                 210,400        2,886,688
==========================================================================
                                                               204,490,170
==========================================================================
    Total Domestic Stocks (Cost $923,648,840)                1,103,707,971
==========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-27.02%

DENMARK-0.54%

Novo Nordisk A.S.-Class B
  (Pharmaceuticals)(h)                            163,150        8,380,184
==========================================================================

FRANCE-3.49%

Sanofi-Aventis (Pharmaceuticals)(h)               313,000       25,066,934
--------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)              732,800       29,399,936
==========================================================================
                                                                54,466,870
==========================================================================

GERMANY-0.54%

Merck KGaA (Pharmaceuticals)(h)                   101,582        8,406,364
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


INDIA-0.02%

Wockhardt Ltd. (Pharmaceuticals)(h)                45,000   $      388,917
==========================================================================

ISRAEL-0.74%

Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)(f)                         316,295        6,958,490
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)(f)                            120,400        4,589,648
==========================================================================
                                                                11,548,138
==========================================================================

JAPAN-7.09%

Astellas Pharma Inc. (Pharmaceuticals)(h)       1,045,000       37,371,574
--------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)(f)(h)         1,520,000       59,690,156
--------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(f)(h)                         301,000        3,829,896
--------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(f)                             70,000        1,783,152
--------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)(f)(h)      660,000        8,026,098
==========================================================================
                                                               110,700,876
==========================================================================

NETHERLANDS-0.21%

Akzo Nobel N.V. (Diversified Chemicals)            35,000        1,509,943
--------------------------------------------------------------------------
Akzo Nobel N.V.-ADR (Diversified Chemicals)        40,000        1,733,200
==========================================================================
                                                                 3,243,143
==========================================================================

SWITZERLAND-11.91%

Novartis A.G. (Pharmaceuticals)                    20,000        1,075,986
--------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)               866,000       46,608,120
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)              926,000      138,355,844
==========================================================================
                                                               186,039,950
==========================================================================

UNITED KINGDOM-2.48%

Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)                             1,080,200       38,714,368
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $333,034,148)                            421,888,810
==========================================================================

MONEY MARKET FUNDS-1.88%

Liquid Assets Portfolio-Institutional
  Class(i)                                     14,651,082       14,651,082
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)    14,651,082       14,651,082
==========================================================================
    Total Money Market Funds (Cost
      $29,302,164)                                              29,302,164
==========================================================================
TOTAL INVESTMENTS-99.58% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,285,985,152)                                            1,554,898,945
==========================================================================


                                                 SHARES         VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-11.26%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                  87,949,707   $   87,949,707
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(i)(j)                                  87,949,707       87,949,707
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $175,899,414)                                      175,899,414
==========================================================================
TOTAL INVESTMENTS-110.84% (Cost
  $1,461,884,566)                                            1,730,798,359
==========================================================================
OTHER ASSETS LESS LIABILITIES-(10.84%)                        (169,202,953)
==========================================================================
NET ASSETS-100.00%                                          $1,561,595,406
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Pfd.   - Preferred
Conv.  - Convertible

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1I and Note 10.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $400,581, which represented 0.03% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of the net assets in illiquid securities at the time of purchase.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2005 was $400,581, which represented 0.03% of the Fund's Net Assets. See Note 1A.
(e) Security is considered venture capital. See Note 1J.
(f) All or a portion of this security has been pledged as collateral for securities lending transactions at October 31 2005.
(g) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security at October 31, 2005 represented 0.86% of the Fund's Net Assets. See Note 3.
(h) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2005 was $151,160,123, which represented 9.68% of the Fund's Net Assets. See Note 1A.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS:

Investments, at value (cost $1,250,263,091)*  $1,512,104,381
------------------------------------------------------------
Investments in affiliates (cost
  $211,621,475)                                  218,693,978
============================================================
    Total investments (cost $1,461,884,566)    1,730,798,359
============================================================
Foreign currencies, at value (cost
  $3,513,458)                                      3,506,331
------------------------------------------------------------
Cash                                                 292,101
------------------------------------------------------------
Receivables for:
  Investments sold                                10,408,189
------------------------------------------------------------
  Fund shares sold                                   833,691
------------------------------------------------------------
  Dividends                                        1,807,346
------------------------------------------------------------
  Foreign currency contracts outstanding           4,250,513
------------------------------------------------------------
  Foreign currency contracts closed                  193,544
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               188,740
------------------------------------------------------------
Other assets                                          58,831
============================================================
    Total assets                               1,752,337,645
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           11,465,822
------------------------------------------------------------
  Fund shares reacquired                           1,883,978
------------------------------------------------------------
  Options written, at market value (premiums
    received $199,191)                                24,000
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 281,037
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       175,899,414
------------------------------------------------------------
Accrued distribution fees                            452,458
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,590
------------------------------------------------------------
Accrued transfer agent fees                          533,398
------------------------------------------------------------
Accrued operating expenses                           198,542
============================================================
    Total liabilities                            190,742,239
============================================================
Net assets applicable to shares outstanding   $1,561,595,406
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,254,617,192
------------------------------------------------------------
Undistributed net investment income (loss)          (201,937)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies,
  foreign currency contracts and option
  contracts                                       33,879,532
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts and option contracts        273,300,619
============================================================
                                              $1,561,595,406
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  554,678,966
____________________________________________________________
============================================================
Class B                                       $  153,765,942
____________________________________________________________
============================================================
Class C                                       $   45,590,523
____________________________________________________________
============================================================
Investor Class                                $  807,559,975
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           18,632,434
____________________________________________________________
============================================================
Class B                                            5,696,407
____________________________________________________________
============================================================
Class C                                            1,687,813
____________________________________________________________
============================================================
Investor Class                                    27,123,773
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.77
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.77 divided by
      95.25%)                                 $        31.25
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        26.99
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        27.01
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        29.77
____________________________________________________________
============================================================

* At October 31, 2005, securities with an aggregate value of $173,068,835 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $266,395)        $  7,248,279
--------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $164,227, after compensation to counterparties
  of $2,978,820)                                                 1,102,374
==========================================================================
     Total investment income                                     8,350,653
==========================================================================


EXPENSES:

Advisory fees                                                    7,999,419
--------------------------------------------------------------------------
Administrative services fees                                       252,124
--------------------------------------------------------------------------
Custodian fees                                                     178,982
--------------------------------------------------------------------------
Distribution fees:

  Class A                                                        1,881,602
--------------------------------------------------------------------------
  Class B                                                        1,596,410
--------------------------------------------------------------------------
  Class C                                                          439,803
--------------------------------------------------------------------------
  Investor Class                                                   603,258
--------------------------------------------------------------------------
Transfer agent fees                                              2,982,304
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           52,269
--------------------------------------------------------------------------
Other                                                              496,049
==========================================================================
     Total expenses                                             16,482,220
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (979,347)
==========================================================================
     Net expenses                                               15,502,873
==========================================================================
Net investment income (loss)                                    (7,152,220)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains from securities sold
     to affiliates of $2,743,012)                               48,752,281
--------------------------------------------------------------------------
  Foreign currencies                                               475,411
--------------------------------------------------------------------------
  Foreign currency contracts                                       193,544
--------------------------------------------------------------------------
  Option contracts written                                         839,435
==========================================================================
                                                                50,260,671
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         63,115,791
--------------------------------------------------------------------------
  Foreign currencies                                               (79,225)
--------------------------------------------------------------------------
  Foreign currency contracts                                     4,250,513
--------------------------------------------------------------------------
  Option contracts written                                         175,191
==========================================================================
                                                                67,462,270
==========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and option contracts              117,722,941
==========================================================================
Net increase in net assets resulting from operations          $110,570,721
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2005 and 2004

                                                                   2005             2004
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,152,220)   $ (6,197,206)
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and option
    contracts                                                     50,260,671       2,226,893
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and option contracts                                67,462,270      74,419,537
============================================================================================
    Net increase in net assets resulting from operations         110,570,721      70,449,224
============================================================================================
Share transactions-net:
  Class A                                                        (62,648,022)    (36,913,672)
--------------------------------------------------------------------------------------------
  Class B                                                        (32,952,102)    (27,292,117)
--------------------------------------------------------------------------------------------
  Class C                                                         (2,314,428)     (4,466,634)
--------------------------------------------------------------------------------------------
  Investor Class                                                 787,288,620              --
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          689,374,068     (68,672,423)
============================================================================================
    Net increase in net assets                                   799,944,789       1,776,801
============================================================================================

NET ASSETS:

  Beginning of year                                              761,650,617     759,873,816
============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(201,937) and $(32,833), respectively)         $1,561,595,406    $761,650,617
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital.

  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective July 18, 2005, under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                            0.75%
-------------------------------------------------------------------
Next $350 million                                             0.65%
-------------------------------------------------------------------
Next $1.3 billion                                             0.55%
-------------------------------------------------------------------
Next $2 billion                                               0.45%
-------------------------------------------------------------------
Next $2 billion                                               0.40%
-------------------------------------------------------------------
Next $2 billion                                               0.375%
-------------------------------------------------------------------
Over $8 billion                                               0.35%
 __________________________________________________________________
===================================================================


  Prior to July 18, 2005, under the terms of the investment advisory agreement, the Fund paid an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.975%
--------------------------------------------------------------------
Next $500 million                                             0.95%
--------------------------------------------------------------------
Next $500 million                                             0.925%
--------------------------------------------------------------------
Over $1.5 billion                                             0.90%
 ___________________________________________________________________
====================================================================

  Effective January 1, 2005 through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.75%
--------------------------------------------------------------------
Next $250 million                                             0.74%
--------------------------------------------------------------------
Next $500 million                                             0.73%
--------------------------------------------------------------------
Next $1.5 billion                                             0.72%
--------------------------------------------------------------------
Next $2.5 billion                                             0.71%
--------------------------------------------------------------------
Next $2.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.69%
--------------------------------------------------------------------
Over $10 billion                                              0.68%
 ___________________________________________________________________
====================================================================


  AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Investor Class shares to 1.30%, 2.05%, 2.05% and 1.30% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

  For the year ended October 31, 2005, AIM waived fees of $919,507.

  At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended October 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $31,576.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2005, AIM was paid $252,124.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended October 31, 2005, the Fund paid AISI $2,982,304.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Effective January 1, 2005 through June 30, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Prior to January 1, 2005, the Fund paid ADI 0.50% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2005, the Class A, Class B, Class C and Investor Class shares paid $1,881,602, $1,596,410, $439,803 and $603,258, respectively.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2005, ADI advised the Fund that it retained $86,137 in front-end sales commissions from the sale of Class A shares and $555, $66,674 and $3,788 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      10/31/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 55,677,436      $231,384,003      $(272,410,357)        $   --        $ 14,651,082     $466,596       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            55,677,436       231,384,003       (272,410,357)            --          14,651,082      471,551           --
==================================================================================================================================
  Subtotal       $111,354,872      $462,768,006      $(544,820,714)        $   --        $ 29,302,164     $938,147       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      10/31/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 58,403,007      $344,393,679      $(314,846,979)        $   --        $ 87,949,707     $ 81,817       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            58,403,007       340,616,835       (311,070,135)            --          87,949,707       82,410           --
==================================================================================================================================
  Subtotal       $116,806,014      $685,010,514      $(625,917,114)        $   --        $175,899,414     $164,227       $   --
==================================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended October 31, 2005.

                                                                                       CHANGE IN
                                                                                      UNREALIZED
                                  VALUE          PURCHASES          PROCEEDS         APPRECIATION          VALUE         DIVIDEND
                                10/31/04          AT COST          FROM SALES       (DEPRECIATION)       10/31/05         INCOME
-----------------------------------------------------------------------------------------------------------------------------------
HMS Holdings Corp.
(cost $6,419,897)             $ 12,547,500     $    3,598,241    $    (2,722,965)      $(35,881)       $ 13,492,400     $       --
-----------------------------------------------------------------------------------------------------------------------------------
  Total                       $240,708,386     $1,151,376,761    $(1,173,460,793)      $(35,881)       $218,693,978     $1,102,374
___________________________________________________________________________________________________________________________________
===================================================================================================================================


                                REALIZED
                               GAIN (LOSS)
----------------------------
HMS Holdings Corp.
(cost $6,419,897)               $105,505
----------------------------
  Total                         $105,505
____________________________
============================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2005, the Fund engaged in securities purchases of $5,404,049 and sales of $10,578,118, which resulted in net realized gains of $2,637,507.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $28,264.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended October 31, 2005, the Fund paid legal fees of $4,967 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

  During the year ended October 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

  At October 31, 2005, securities with an aggregate value of $173,068,835 were on loan to brokers. The loans were secured by cash collateral of $175,899,414 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2005, the Fund received dividends on cash collateral of $164,227 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                              CONTRACT TO
                                                                      ---------------------------                     UNREALIZED
SETTLEMENT DATE                                    CURRENCY             DELIVER        RECEIVE          VALUE        APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
11/04/05                                    British Pound Sterling     19,000,000    $33,673,190     $ 33,636,992     $   36,198
---------------------------------------------------------------------------------------------------------------------------------
11/04/05                                    Danish Krone               47,000,000      7,714,403        7,550,811        163,592
---------------------------------------------------------------------------------------------------------------------------------
11/04/05                                    Euro                       49,600,000     60,786,360       59,468,350      1,318,010
---------------------------------------------------------------------------------------------------------------------------------
11/04/05                                    Swiss Franc               199,500,000    157,554,844      154,822,131      2,732,713
=================================================================================================================================
                                                                                     $259,728,797    $255,478,284     $4,250,513
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                         CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  CONTRACT TO
                                                                            ------------------------                    REALIZED
CLOSED DATE                                              CURRENCY            RECEIVE       DELIVER         VALUE       GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
09/02/05                                          Euro                      2,500,000    $ 3,062,250    $ 3,143,750    $ (81,500)
---------------------------------------------------------------------------------------------------------------------------------
09/08/05                                          Euro                      1,000,000      1,224,900      1,243,000      (18,100)
=================================================================================================================================
TOTAL REALIZED (LOSS)                                                                                                  $ (99,600)
=================================================================================================================================
10/13/05                                          British Pound Sterling    1,700,000      3,003,390      2,970,240       33,150
---------------------------------------------------------------------------------------------------------------------------------
10/17/05                                          Danish Krone              42,000,000     6,893,722      6,779,387      114,335
---------------------------------------------------------------------------------------------------------------------------------
10/17/05                                          Danish Krone              53,000,000     8,699,220      8,553,561      145,659
=================================================================================================================================
TOTAL REALIZED GAIN                                                                                                    $ 293,144
=================================================================================================================================
NET REALIZED GAIN                                                                                                      $ 193,544
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 10--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                    --     $      --
-------------------------------------------------------------------------------------
Written                                                           7,953     1,182,146
-------------------------------------------------------------------------------------
Closed                                                           (1,285)     (195,611)
-------------------------------------------------------------------------------------
Expired                                                          (6,068)     (787,344)
=====================================================================================
End of year                                                         600     $ 199,191
_____________________________________________________________________________________
=====================================================================================

                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                  CONTRACT    STRIKE    NUMBER OF    PREMIUMS        VALUE         UNREALIZED
                                                   MONTH      PRICE     CONTRACTS    RECEIVED       10/31/05      APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                                         Nov-05     $80.0        600       $199,191       $24,000        $ 175,191
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 11--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long term capital gain distributions paid during the years ended October 31, 2005 and 2004.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2005, the components of net assets on a tax basis were as follows:

                                                                       2005
--------------------------------------------------------------------------------
Undistributed long-term gain                                      $   48,894,845
--------------------------------------------------------------------------------
Unrealized appreciation -- investments                               258,285,306
--------------------------------------------------------------------------------
Temporary book/tax differences                                          (201,937)
--------------------------------------------------------------------------------
Shares of beneficial interest                                      1,254,617,192
================================================================================
Total net assets                                                  $1,561,595,406
________________________________________________________________________________
================================================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the tax deferral of losses on certain straddles. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(38,877), appreciation on foreign currency contracts of $163,591 and appreciation on option contracts of $175,191.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund did not have a capital loss carryforward as of October 31, 2005.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2005 was $829,252,270 and $685,753,055, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $287,741,719
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (29,756,318)
==============================================================================
Net unrealized appreciation of investment securities             $257,985,401
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,472,812,958.

NOTE 13--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of merger expenses, net operating losses, foreign currency transactions and the use of a portion of proceeds from redemption as distributions, on October 31, 2005, undistributed net investment income (loss) was increased by $7,133,543, undistributed net realized gain was decreased by $3,776,410 and shares of beneficial interest decreased by $3,357,133. Further, as a result of tax deferrals acquired in the reorganization of AIM Health Sciences Fund into the Fund, undistributed net investment income (loss) was decreased by $150,427, undistributed net realized gain was decreased by $9,717,836 and shares of beneficial interest increased by $9,868,263. This reclassification had no effect on the net assets of the Fund.

NOTE 14--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

  Investor Class shares of the Fund are offered only to certain grandfathered investors.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                        2005(A)                         2004
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,946,091    $  55,019,351     2,842,327    $  74,874,308
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        537,747       13,820,503       887,587       21,358,988
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        555,603       14,168,389       351,636        8,481,257
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 369,060       11,047,153            --               --
========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                        368,152       10,701,977            --               --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        117,495        3,103,206            --               --
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        168,018        4,441,104            --               --
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              28,635,830      832,396,790            --               --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        385,626       10,779,491       526,423       13,918,611
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (423,694)     (10,779,491)      (92,253)     (13,918,611)
========================================================================================================================
Reacquired:
  Class A                                                     (4,928,710)    (139,148,841)   (4,792,895)    (125,706,591)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,531,933)     (39,096,320)   (1,929,658)     (34,732,494)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (814,778)     (20,923,921)     (539,454)     (12,947,891)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (1,881,117)     (56,155,323)           --               --
========================================================================================================================
                                                              23,503,390    $ 689,374,068    (2,746,287)   $ (68,672,423)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 10% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b) As of the opening of business on July 18, 2005, the Fund acquired all of the net assets of AIM Health Sciences Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on March 22, 2005 and AIM Health Sciences Fund shareholders on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 29,289,495 shares of the Fund for 16,440,625 shares of AIM Health Sciences Fund outstanding as of the close of business on July 15, 2005. AIM Health Sciences Fund's net assets at that date of $850,643,077, including $80,900,111 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $752,218,175.

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  26.38       $  24.09    $  22.41    $  29.93    $  30.12
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.18)(a)      (0.17)(a)    (0.13)     (0.29)(a)    (0.39)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.57           2.46        1.81       (3.17)       3.44
=========================================================================================================================
    Total from investment operations                              3.39           2.29        1.68       (3.46)       3.05
=========================================================================================================================
Less distributions from net realized gains                          --             --          --       (4.06)      (3.24)
=========================================================================================================================
Net asset value, end of period                                $  29.77       $  26.38    $  24.09    $  22.41    $  29.93
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  12.85%          9.51%       7.50%     (13.76)%     10.85%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $554,679       $550,319    $536,746    $533,216    $588,072
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.48%(c)       1.89%       1.94%       1.86%       1.75%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.60%(c)       1.91%       1.94%       1.86%       1.75%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.64)%(c)     (0.63)%     (0.56)%     (1.10)%     (1.28)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             92%            64%         99%        153%        207%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $551,685,420.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  24.08       $  22.09    $  20.66    $  28.03    $  28.53
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.33)(a)      (0.27)(a)    (0.23)     (0.38)(a)    (0.51)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.24           2.26        1.66       (2.93)       3.25
=========================================================================================================================
    Total from investment operations                              2.91           1.99        1.43       (3.31)       2.74
=========================================================================================================================
Less distributions from net realized gains                          --             --          --       (4.06)      (3.24)
=========================================================================================================================
Net asset value, end of period                                $  26.99       $  24.08    $  22.09    $  20.66    $  28.03
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  12.08%          9.01%       6.92%     (14.21)%     10.32%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $153,766       $168,468    $179,646    $187,793    $219,036
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.14%(c)       2.39%       2.44%       2.36%       2.25%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.26%(c)       2.41%       2.44%       2.36%       2.25%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.30)%(c)     (1.13)%     (1.06)%     (1.60)%     (1.78)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             92%            64%         99%        153%        207%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $159,641,010.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                2005          2004       2003       2002        2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  24.09       $ 22.11    $ 20.67    $ 28.03    $  28.53
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.33)(a)     (0.27)(a)   (0.23)    (0.38)(a)    (0.51)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.25          2.25       1.67      (2.92)       3.25
======================================================================================================================
    Total from investment operations                              2.92          1.98       1.44      (3.30)       2.74
======================================================================================================================
Less distributions from net realized gains                          --            --         --      (4.06)      (3.24)
======================================================================================================================
Net asset value, end of period                                $  27.01       $ 24.09    $ 22.11    $ 20.67    $  28.03
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  12.12%         8.95%      6.97%    (14.18)%     10.32%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 45,591       $42,863    $43,482    $46,759    $ 36,366
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.14%(c)      2.39%      2.44%      2.36%       2.25%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.26%(c)      2.41%      2.44%      2.36%       2.25%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.30)%(c)    (1.13)%    (1.06)%    (1.60)%     (1.78)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             92%           64%        99%       153%        207%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $43,980,251.


                                                                 INVESTOR CLASS
                                                                ----------------
                                                                JULY 15, 2005
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                OCTOBER 31, 2005
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $  28.95
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.04)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.86
================================================================================
    Total from investment operations                                    0.82
================================================================================
Net asset value, end of period                                      $  29.77
________________________________________________________________________________
================================================================================
Total return(b)                                                         2.83%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $807,560
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets                                 1.25%(c)
================================================================================
Ratio of net investment income (loss) to average net assets            (0.41)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                   92%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $808,033,776.

NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Global Healthcare Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Global Healthcare Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 19, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2005



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and
                                                  A I M Distributors, Inc. (registered
                                                  broker dealer); Director and Chairman,
                                                  AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1987           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of October 31, 2005




The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1987           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc. (financial services holding
   Chief Compliance Officer                       company); Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund distributed long-term capital gains of $3,301,000 for the Fund's tax year ended October 31, 2005.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2005, April 30, 2005, July 31, 2005 and October 31, 2005 are 28.46%, 33.79%, 31.53% and 29.01%, respectively.

      DOMESTIC EQUITY                          SECTOR EQUITY                            AIM ALLOCATION SOLUTIONS

AIM AGGRESSIVE GROWTH FUND               AIM ADVANTAGE HEALTH SCIENCES FUND       AIM CONSERVATIVE ALLOCATION FUND
AIM BASIC BALANCED FUND*                 AIM ENERGY FUND                          AIM GROWTH ALLOCATION FUND(2)
AIM BASIC VALUE FUND                     AIM FINANCIAL SERVICES FUND              AIM MODERATE ALLOCATION FUND
AIM BLUE CHIP FUND                       AIM GLOBAL HEALTH CARE FUND              AIM MODERATE GROWTH ALLOCATION FUND
AIM CAPITAL DEVELOPMENT FUND             AIM GLOBAL REAL ESTATE FUND              AIM MODERATELY CONSERVATIVE ALLOCATION FUND
AIM CHARTER FUND                         AIM GOLD & PRECIOUS METALS FUND
AIM CONSTELLATION FUND                   AIM LEISURE FUND                               DIVERSIFIED PORTFOLIOS
AIM DIVERSIFIED DIVIDEND FUND            AIM MULTI-SECTOR FUND
AIM DYNAMICS FUND                        AIM REAL ESTATE FUND(1)                  AIM INCOME ALLOCATION FUND
AIM LARGE CAP BASIC VALUE FUND           AIM TECHNOLOGY FUND                      AIM INTERNATIONAL ALLOCATION FUND
AIM LARGE CAP GROWTH FUND                AIM UTILITIES FUND
AIM MID CAP BASIC VALUE FUND                                                      (1) This fund has limited public sales of its
AIM MID CAP CORE EQUITY FUND(1)                FIXED INCOME                           shares to certain investors. For more
AIM MID CAP GROWTH FUND                                                               information on who may continue to invest
AIM OPPORTUNITIES I FUND                 TAXABLE                                      in the fund, please see the appropriate
AIM OPPORTUNITIES II FUND                                                             prospectus.
AIM OPPORTUNITIES III FUND               AIM FLOATING RATE FUND
AIM PREMIER EQUITY FUND                  AIM HIGH YIELD FUND                      (2) Effective April 29, 2005, AIM Aggressive
AIM S&P 500 INDEX FUND                   AIM INCOME FUND                              Allocation Fund was renamed AIM Growth
AIM SELECT EQUITY FUND                   AIM INTERMEDIATE GOVERNMENT FUND             Allocation Fund.
AIM SMALL CAP EQUITY FUND                AIM LIMITED MATURITY TREASURY FUND
AIM SMALL CAP GROWTH FUND(1)             AIM MONEY MARKET FUND                       If used after January 20, 2006, this report
AIM SMALL COMPANY GROWTH FUND            AIM SHORT TERM BOND FUND                 must be accompanied by a Fund Performance &
AIM SUMMIT FUND                          AIM TOTAL RETURN BOND FUND               Commentary or by an AIM Quarterly Performance
AIM TRIMARK ENDEAVOR FUND                PREMIER PORTFOLIO                        Review for the most recent quarter-end. Mutual
AIM TRIMARK SMALL COMPANIES FUND         PREMIER U.S. GOVERNMENT MONEY PORTFOLIO  funds distributed by A I M Distributors, Inc.
AIM WEINGARTEN FUND

*Domestic equity and income fund         TAX-FREE                                 A I M Management Group Inc. has provided
                                                                                  leadership in the investment management industry
      INTERNATIONAL/GLOBAL EQUITY        AIM HIGH INCOME MUNICIPAL FUND(1)        since 1976 and manages $129 billion in assets. AIM
                                         AIM MUNICIPAL BOND FUND                  is a subsidiary of AMVESCAP PLC, one of the
AIM ASIA PACIFIC GROWTH FUND             AIM TAX-EXEMPT CASH FUND                 world's largest independent financial services
AIM DEVELOPING MARKETS FUND              AIM TAX-FREE INTERMEDIATE FUND           companies with $381 billion in assets under
AIM EUROPEAN GROWTH FUND                 PREMIER TAX-EXEMPT PORTFOLIO             management. Data as of September 30, 2005.
AIM EUROPEAN SMALL COMPANY FUND(1)
AIM GLOBAL AGGRESSIVE GROWTH FUND                                                 ==================================================
AIM GLOBAL EQUITY FUND                                                            CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND
AIM GLOBAL GROWTH FUND                                                            CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER
AIM GLOBAL VALUE FUND                                                             INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS
AIM INTERNATIONAL CORE EQUITY FUND                                                FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY
AIM INTERNATIONAL GROWTH FUND                                                     BEFORE INVESTING.
AIM INTERNATIONAL SMALL COMPANY FUND(1)                                           ==================================================
AIM TRIMARK FUND
                                                                                   AIMinvestments.com  GHC-AR-1  A I M
                                                                                   Distributors, Inc.

                                                                                  [YOUR GOALS. OUR SOLUTIONS.]
                                                                                    - REGISTERED TRADEMARK -

        Mutual      Retirement      Annuities      College      Separately      Offshore      Cash
        Funds       Products                       Savings      Managed         Products      Management
                                                   Plans        Accounts

                                                                                                             [AIM INVESTMENTS LOGO]
                                                                                                            - REGISTERED TRADEMARK -

                                                       AIM TRIMARK ENDEAVOR FUND
                                Annual Report to Shareholders o October 31, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM TRIMARK ENDEAVOR FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.



o Unless otherwise stated, information presented in this report is as of October 31, 2005, and is based on total net assets.

ABOUT SHARE CLASSES

o Class B shares are not available as an     performance of the 30 largest                 The Fund provides a complete list of its
investment for retirement plans              mid-capitalization core funds tracked by      holdings four times in each fiscal
maintained pursuant to Section 401 of        Lipper, Inc., an independent mutual fund      year, at the quarter-ends. For the second
the Internal Revenue Code, including         performance monitor.                          and fourth quarters, the lists appear in
401(k) plans, money purchase pension                                                       the Fund's semiannual and annual reports
plans and profit sharing plans, except       o The unmanaged RUSSELL MIDCAP                to shareholders. For the first and third
for plans that have existing accounts        --Registered Trademark-- INDEX                quarters, the Fund files the lists with
invested in Class B shares.                  represents the performance of the stocks      the Securities and Exchange Commission
                                             of domestic mid-capitalization                (SEC) on Form N-Q. The most recent list
o Class R shares are available only to       companies.                                    of portfolio holdings is available at
certain retirement plans. Please see the                                                   AIMinvestments.com. From our home
prospectus for more information.             o The unmanaged MSCI WORLD INDEX is a         page, click on Products &
                                             group of global securities tracked by         Performance, then Mutual Funds, then Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND     Morgan Stanley Capital International.         Overview. Select your Fund from the
                                                                                           drop-down menu and click on Complete
o The Fund may invest up to 25% of its       o The Fund is not managed to track the        Quarterly Holdings. Shareholders can
assets in the securities of non-U.S.         performance of any particular index,          also look up the Fund's Forms N-Q on the
issuers. International investing             including the indexes defined here, and       SEC's Web site at sec.gov. And copies of
presents certain risks not associated        consequently, the performance of the          the Fund's Forms N-Q may be reviewed and
with investing solely in the United          Fund may deviate significantly from the       copied at the SEC's Public Reference
States. These include risks relating to      performance of the indexes.                   Room at 450 Fifth Street, N.W.,
fluctuations in the value of the U.S.                                                      Washington, D.C. 20549-0102. You can
dollar relative to the values of other       o A direct investment cannot be made in       obtain information on the operation of
currencies, the custody arrangements         an index. Unless otherwise indicated,         the Public Reference Room, including
made for the Fund's foreign holdings,        index results include reinvested              information about duplicating fee
differences in accounting, political         dividends, and they do not reflect sales      charges, by calling 202-942-8090 or
risks and the lesser degree of public        charges. Performance of an index of           800-732-0330,or by electronic request
information required to be provided by       funds reflects fund expenses.                 at the following e-mail address:
non-U.S. companies.                          Performance of a market index does not.       publicinfo@sec.gov. The SEC file
                                                                                           numbers for the Fund are 811-05426 and
o By concentrating on a small number of      OTHER INFORMATION                             33-19338.
holdings, the Fund carries greater risk
because each investment has a greater        o The returns shown in management's           A description of the policies and
effect on the Fund's overall                 discussion of Fund performance are based      procedures that the Fund uses to
performance.                                 on net asset values calculated for            determine how to vote proxies relating
                                             shareholder transactions. Generally           to portfolio securities is available
o The Fund may not reach its objective       accepted accounting principles require        without charge, upon request, from our
if the manager chooses to maintain a         adjustments to be made to the net assets      Client Services department at
significant amount of cash in a rising       of the Fund at period end for financial       800-959-4246 or on the AIM Web
market.                                      reporting purposes, and as such, the net      site, AIMinvestments.com. On the home
                                             asset values for shareholder                  page, scroll down and click on AIM Funds
ABOUT INDEXES USED IN THIS REPORT            transactions and the returns based on         Proxy Policy. The information is also
                                             those net asset values may differ from        available on the Securities and Exchange
o The unmanaged Standard & Poor's            the net asset values and returns              Commission's Web site, sec.gov.
Composite Index of 500 Stocks (THE S&P       reported in the Financial Highlights.
500--Registered Trademark-- INDEX) is                                                      Information regarding how the Fund voted
an index of common stocks frequently         o Industry classifications used in this       proxies related to its portfolio
used as a general measure of U.S. stock      report are generally according to the         securities during the 12 months ended
market performance.                          Global Industry Classification Standard,      June 30,2005,is available at our Web
                                             which was developed by and is the             site. Go to AIMinvestments.com, access
o The unmanaged LIPPER MID-CAP CORE FUND     exclusive property and a service mark of      the About Us tab, click on Required
INDEX represents an average of the           Morgan Stanley Capital International          Notices and then click on Proxy Voting
                                             Inc. and Standard & Poor's.                   Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the Securities and Exchange
                                                                                           Commission's Web site, sec.gov.

                                                                                           ========================================
                                                                                           FUND NASDAQ SYMBOLS

                                                                                           Class A Shares                     ATDAX
                                                                                           Class B Shares                     ATDBX
                                                                                           Class C Shares                     ATDCX
                                                                                           Class R Shares                     ATDRX
                                                                                           ========================================



=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

=====================================================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================================================
AIMinvestments.com

AIM TRIMARK ENDEAVOR FUND



                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    The fiscal year covered by this report was quite good to
                    equity investors. Domestically, the broad-based S&P 500
                    Index returned 8.72%. Globally, Morgan Stanley's MSCI World
  [GRAHAM           Index rose 13.27%. Much of this good performance, though,
   PHOTO]           was attained early in the fiscal year as virtually every
                    equity index declined during October of 2005. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market weakness.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets.
                    Domestically, energy sector performance far outpaced that of
ROBERT H. GRAHAM    the other sectors in the S&P 500 Index, reflecting rising
                    oil and gas prices. Overseas, emerging markets produced more attractive results than did developed markets, at least in part because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the fiscal year ended October 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

  [WILLIAMSON          For a discussion of the specific market conditions that
     PHOTO] affected your Fund and how your Fund was managed during the fiscal year, please turn to Page 3.

                    NEW INFORMATION IN THIS REPORT

                    We would like to call your attention to two new elements in this report. First, on Page 2, is a message from Bruce
MARK H. WILLIAMSON  Crockett, the independent Chair of the Board of Trustees of the AIM Funds. We first introduced you to Mr. Crockett in the annual report on your Fund dated October 31, 2004. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair in October 2004.

                       Mr. Crockett plans to keep AIM shareholders informed of
                    the work of the Board regularly via letters in the Fund reports. We certainly think this is a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 8 and 9.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments --Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,


                    /s/ ROBERT H. GRAHAM              /s/ MARK H. WILLIAMSON

                    Robert H. Graham                  Mark H. Williamson
                    President & Vice Chair,           President, A I M Advisors,
                    AIM Funds                         Inc.

                    December 15, 2005

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TRIMARK ENDEAVOR FUND



                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

                       At our most recent meeting in June 2005, your Board
  [CROCKETT         approved voluntary fee reductions from A I M Advisors, Inc.
    PHOTO]          (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took
BRUCE L. CROCKETT   place over a three-day period. The meeting included your
                    Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products &
                    Performance" and click on "Investment Advisory Agreement
                    Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 8 and
                    9. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 14 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.



                    Sincerely,


                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    December 15, 2005

AIM TRIMARK ENDEAVOR FUND



MANAGEMENT'S DISCUSSION                                                                       Also central to the Trimark
OF FUND PERFORMANCE                                                                        discipline is our adherence to an
=====================================================================================      investment horizon of three to five
PERFORMANCE SUMMARY                                                                        years. We use this long-term approach
                                             ========================================      because we believe good business
Class A shares of AIM Trimark Endeavor       FUND VS. INDEXES                              strategies usually take that amount of
Fund, at net asset value, tracked the S&P                                                  time to implement and to produce strong
500 Index but underperformed the Russell     Total returns, 10/31/04--10/31/05,            earnings growth. We also use a
Midcap Index, the Fund's style-specific      excluding applicable sales charges. If        concentrated portfolio approach,
benchmark, for the fiscal year ended         applicable sales charges were                 constructing the Fund with about 30 to
October 31,2005.Please turn to Pages 6       included, returns would be lower.             35 stocks. We believe this allows each
and 7 for long-term performance results.                                                   investment opportunity to materially
                                             Class A Shares                     8.67%      impact the Fund.
   Although Fund returns were positive,
weak stock selection in the information      Class B Shares                     7.93          While deliberate efforts are made to
technology, financials, consumer                                                           reduce risk through industry
discretionary and energy sectors, along      Class C Shares                     7.93       diversification, our primary method of
with an underweight position in                                                            attempting to reduce risk is to
energy, the strongest-performing sector      Class R Shares                     8.43       purchases businesses that are trading
of the Russell Midcap Index, led to                                                        below their estimated value. Thus, if
underperformance versus our                  S&P 500 Index                                 our assessment of the company's future
style-specific benchmark. Strong stock       (Broad Market Index)               8.72       is incorrect and the stock retreats in
selection in the industrials sector,                                                       price, the impact should be tempered
along with the health care stocks your       Russell Midcap Index                          since we originally acquired the stock
Fund                                         (Style-specific Index)            18.09       at less than estimated value

                                             Lipper Mid-Cap Core Fund Index                   Holdings are considered for sale if:
                                             (Peer Group Index)                14.47
                                                                                           o a more attractive investment
                                             SOURCE: LIPPER,INC.                           opportunity exists
                                             ========================================
                                                                                           o full value of the investment is deemed
                                             owns, contributed positively to absolute      to have been realized
                                             performance.
=====================================================================================         Holdings are also considered for sale
                                                                                           if the original thesis for buying the
HOW WE INVEST                               the value of the company based on its          company has changed due to a fundamental
                                            future cash flows, management                  negative change in management strategy
We view ourselves as business people        performance and business fundamentals.         or a fundamental negative change in
buying businesses and consider the                                                         competitive environment.
purchase of a stock as an ownership            In conducting a comprehensive
interest in a business. We strive to        analysis of a company, we strive to            MARKET CONDITIONS AND YOUR FUND
develop a proprietary view of businesses    identify primarily U.S. mid-cap stocks
through in-depth, fundamental research      which have:                                    Despite widespread concern about the
that includes careful financial                                                            potential impact of rising short-term
statement analysis and meetings with        o sustainable competitive advantages           interest rates and historically high
company management teams. We then seek                                                     energy prices, the U.S. econo-
to purchase businesses whose stock          o strong growth prospects
prices are below what we have calculated                                                                                (continued)
to be                                       o high barriers to entry

                                            o honest and capable management teams

========================================     ========================================      ========================================
PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*
By sector
                                             1. Health Care Equipment         9.7%          1. Ross Stores, Inc.               5.8%
               [PIE CHART]                   2. Apparel,Accessories                         2. WellPoint, Inc.                 5.5
                                                & Luxury Goods                6.5           3. Endo Pharmaceuticals
Consumer Discretionary          29.6%        3. Apparel Retail                5.8              Holdings Inc.                   5.5
Health Care                     25.0%        4. Brewers                       5.5           4. Wendy's International, Inc.     5.1
Industrials                     14.5%        5. Managed Health Care           5.5           5. Manpower Inc.                   4.9
Financials                      12.8%                                                       6. Arthur J. Gallagher & Co.       4.9
Information Technology           5.7%                                                       7. Polaris Industries Inc.         4.7
Consumer Staples                 5.5%        TOTAL NET ASSETS       $84.9 MILLION           8. North Fork Bancorp., Inc.       4.7
U.S.Government Agency                                                                       9. DENTSPLY International Inc.     4.3
Securities Plus Other                        TOTAL NUMBER OF HOLDINGS*         29          10. Liz Claiborne, Inc.             4.3
Assets Less Liabilities          3.9%
Energy                           1.6%
Materials                        1.4%



The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding U.S. Government Agency Securities.
========================================     ========================================      ========================================

AIM TRIMARK ENDEAVOR FUND

my expanded, inflation remained              Among the top contributors to Fund            level of performance, we pledge to you
contained and corporate profits              performance was WELLPOINT, INC., the          that we will adhere to our discipline of
generally rose during the fiscal year        largest health insurer in the United          being business people who buy businesses
covered by this report. Late in the          States. WellPoint, one of your Fund's         and continually strive to upgrade the
year, higher energy prices and rising        top holdings, has an excellent track          quality of your Fund's portfolio. As
interest rates threatened to crimp           record and has gained control of a            always, we thank you for your investment
consumer spending, which accounts for        significant portion of market share           in AIM Trimark Endeavor Fund and for
approximately two-thirds of the U.S.         through its relationships with Blue           sharing our long-term investment
economy.                                     Cross--Registered Trademark-- Blue            perspective.
                                             Shield--Registered Trademark--
   There was a wide variance in              providers. (WellPoint owns Blue Cross         THE VIEWS AND OPINIONS EXPRESSED IN
corporate profits during the fiscal          Blue Shield networks in 13 states.) Our       MANAGEMENT'S DISCUSSION OF FUND
year. Rising prices caused many              long-term view of WellPoint came into         PERFORMANCE ARE THOSE OF A I M ADVISORS,
companies in the energy and utilities        play when a rumor spread that New York        INC. THESE VIEWS AND OPINIONS ARE
sectors to report record earnings and        State Attorney General Elliot Spitzer         SUBJECT TO CHANGE AT ANY TIME BASED ON
profits, while profits of companies that     was investigating U.S. insurer                FACTORS SUCH AS MARKET AND ECONOMIC
use a lot of energy, such as chemical        practices. This caused insurance company      CONDITIONS. THESE VIEWS AND OPINIONS MAY
companies and airlines, were depressed.      stock prices to tumble, and we took the       NOT BE RELIED UPON AS INVESTMENT ADVICE
The broad stock market rose for the          opportunity to buy WellPoint at an            OR RECOMMENDATIONS, OR AS AN OFFER FOR A
fiscal year. Not surprisingly, energy        attractive valuation.                         PARTICULAR SECURITY. THE INFORMATION IS
and utilities stocks led the market with                                                   NOT A COMPLETE ANALYSIS OF EVERY ASPECT
strong double-digit returns. Consumer           MOLSON COORS BREWING COMPANY was           OF ANY MARKET, COUNTRY, INDUSTRY,
discretionary and telecommunications         among the largest detractors to your          SECURITY OR THE FUND. STATEMENTS OF FACT
services were the only sectors that          Fund's performance. The world's               ARE FROM SOURCES CONSIDERED RELIABLE,
declined for the fiscal year.                fifth-largest brewer, created by a            BUT A I M ADVISORS, INC. MAKES NO
                                             February 2005 merger of U.S.-based Coors      REPRESENTATION OR WARRANTY AS TO THEIR
   Our limited exposure to oil and gas       and Canada-based Molson, faced a variety      COMPLETENESS OR ACCURACY. ALTHOUGH
and base metal companies has stemmed         of challenges including softness in the       HISTORICAL PERFORMANCE IS NO GUARANTEE
from the inability to predict the future     U.S. beer industry because of                 OF FUTURE RESULTS, THESE INSIGHTS MAY
prices of the underlying commodities.        on-premises competition from spirit           HELP YOU UNDERSTAND OUR INVESTMENT
Unfortunately, the vast majority of oil      brands and industry-wide increases in         MANAGEMENT PHILOSOPHY.
and gas or base metal companies'             packaging and freight charges. We
fortunes rise and fall with the              continued to own Molson Coors at the             See important Fund and index
underlying unit price of their               close of the fiscal year because we             disclosures inside front cover.
commodities. Therefore, to be able to        believe the company will realize
invest your money in one of these            significant merger-related cost savings
companies would mean we would have to        over the next few years, and the
have strong conviction on where the          industry will likely see moderate but                      GEOFF MACDONALD,
commodity prices are going over the long     stable unit growth.                           [MACDONALD   Chartered Financial Analyst,
term. We do not have that level of                                                           PHOTO]     joined AIM in 1998. Prior to
necessary conviction, nor have we ever.         Changes made to your Fund during the                    that, he worked as an
Sometimes this focused discipline            fiscal year included our purchase of                       investment analyst and
results in us being out of step with         snowmobile and all-terrain vehicle maker      portfolio manager. Mr. MacDonald earned
equity markets on a shorter term basis,      POLARIS INDUSTRIES INC. on what we            a B.B.A. from Bishop's University and
as we have been recently. However, the       viewed as short-term weakness in the          an M.B.A. from the University of Windsor.
long term performance of your Fund is        stock. We sold consumer electronics firm
our main focus.                              MEDION AG after our thesis about the                       JEFF HYRICH, Chartered
                                             company's market share didn't come to           [HYRICH    Financial Analyst, joined
   Because of our investment approach of     pass, and we sold diversified management         PHOTO]    AIM in 1999. Prior to coming
focusing on individual businesses rather     and holding company POWER CORP. OF                         to AIM, he worked as an
than market sectors, your Fund shares        CANADA because we found better                             investment analyst and
little in common with benchmark sector       investment opportunities.                     portfolio manager at another investment
weights. However, if we were to broadly                                                    firm. He earned his undergraduate degree,
categorize businesses with which we have     IN CLOSING                                    majoring in finance and accounting, from
had the most success during the fiscal                                                     the University of Manitoba.
year, companies in the health care,          We continued to focus on finding quality
materials, industrials and financials        businesses that are trading at
sectors contributed positively to Fund       attractive values relative to what we
performance. Our investments in consumer     believe their long-term prospects are.
staples, consumer discretionary and          In contrast, the market is often driven
information technology companies             by short-term events or outlooks in both                          [RIGHT ARROW GRAPHIC]
hindered relative performance.               good times and bad. Market volatility
                                             allows us to take advantage of                FOR A PRESENTATION OF YOUR FUND'S
                                             investment opportunities we believe will      LONG-TERM PERFORMANCE,PLEASE SEE
                                             benefit your Fund in the long term.           PAGES 6 AND 7.
                                             While we can never promise to deliver a
                                             certain

AIM TRIMARK ENDEAVOR FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      expenses that you paid over the period.          The hypothetical account values and
two types of costs: (1) transaction          Simply divide your account value by           expenses may not be used to estimate the
costs, which may include sales charges       $1,000 (for example, an $8,600 account        actual ending account balance or
(loads) on purchase payments; contingent     value divided by $1,000 = 8.6), then          expenses you paid for the period. You
deferred sales charges on redemptions;       multiply the result by the number in the      may use this information to compare the
and redemption fees, if any; and (2)         table under the heading entitled "Actual      ongoing costs of investing in the Fund
ongoing costs, including management          Expenses Paid During Period" to estimate      and other funds. To do so, compare this
fees; distribution and/or service fees       the expenses you paid on your account         5% hypothetical example with the 5%
(12b-1); and other Fund expenses. This       during this period.                           hypothetical examples that appear in the
example is intended to help you                                                            shareholder reports of the other funds.
understand your ongoing costs (in            HYPOTHETICAL EXAMPLE FOR COMPARISON
dollars) of investing in the Fund and to     PURPOSES                                         Please note that the expenses shown
compare these costs with ongoing costs                                                     in the table are meant to highlight your
of investing in other mutual funds. The         The table below also provides              ongoing costs only and do not reflect
example is based on an investment of         information about hypothetical account        any transactional costs, such as sales
$1,000 invested at the beginning of the      values and hypothetical expenses based        charges (loads) on purchase payments,
period and held for the entire period        on the Fund's actual expense ratio and        contingent deferred sales charges on
May 1, 2005, through October 31, 2005.       an assumed rate of return of 5% per year      redemptions, and redemption fees, if
                                             before expenses, which is not the Fund's      any. Therefore, the hypothetical
ACTUAL EXPENSES                              actual return. The Fund's actual              information is useful in comparing
                                             cumulative total returns at net asset         ongoing costs only, and will not help
The table below provides information         value after expenses for the six months       you determine the relative total costs
about actual account values and actual       ended October 31, 2005, appear in the         of owning different funds. In addition,
expenses. You may use the information in     table "Cumulative Total Returns" on Page      if these transactional costs were
this table, together with the amount you     7.                                            included, your costs would have been
invested, to estimate the                                                                  higher.

====================================================================================================================================
                                                    ACTUAL                                HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING             ENDING             EXPENSES              ENDING              EXPENSES          ANNUALIZED
SHARE             ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE         PAID DURING         EXPENSE
CLASS               (5/01/05)          (10/31/05)(1)       PERIOD(2),(3)         (10/31/05)          PERIOD(2),(4)         RATIO

   A              $  1,000.00          $  1,052.10          $      8.12          $  1,017.29          $      7.98           1.57%
   B                 1,000.00             1,048.30                11.82             1,013.66                11.62           2.29
   C                 1,000.00             1,048.30                11.82             1,013.66                11.62           2.29
   R                 1,000.00             1,050.50                 9.25             1,016.18                 9.10           1.79


(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2005, appear in the table "Cumulative Total Returns" on page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12b-1 plan fees for Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 1.54% for Class A shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $7.97 for Class A shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $7.83 for Class A shares.
 ===================================================================================================================================


                                  [ARROW
                                   BUTTON            For More Information Visit
                                   IMAGE]            AIMinvestments.com

AIM TRIMARK ENDEAVOR FUND



YOUR FUND'S LONG-TERM PERFORMANCE


   RESULTS OF A $10,000 INVESTMENT

   FUND DATA FROM 11/4/03,INDEX DATA FROM 10/31/03


                                [MOUNTAIN CHART]


====================================================================================================================================
                     AIM TRIMARK       AIM TRIMARK        AIM TRIMARK            LIPPER
                    ENDEAVOR FUND-    ENDEAVOR FUND-     ENDEAVOR FUND-       MID-CAP CORE         RUSSELL MIDCAP            S&P 500
   DATE             CLASS A SHARES    CLASS B SHARES     CLASS C SHARES        FUND INDEX              INDEX                  INDEX

  10/31/03              $9450            $10000              $10000              $10000                $10000                $10000
     11/03               9648             10210               10210               10273                 10281                 10088
     12/03               9818             10379               10379               10533                 10589                 10617
      1/04              10082             10649               10649               10818                 10896                 10811
      2/04              10271             10850               10850               11024                 11131                 10962
      3/04              10441             11020               11020               10998                 11133                 10796
      4/04              10281             10860               10860               10652                 10725                 10627
      5/04              10441             11020               11020               10819                 10991                 10773
      6/04              10810             11400               11400               11114                 11295                 10982
      7/04              10403             10970               10970               10548                 10801                 10619
      8/04              10252             10800               10800               10509                 10848                 10661
      9/04              10828             11401               11401               10877                 11200                 10777
     10/04              10895             11470               11470               11056                 11509                 10941
     11/04              11433             12030               12030               11714                 12210                 11384
     12/04              11887             12489               12489               12160                 12730                 11771
      1/05              11755             12350               12350               11841                 12415                 11484
      2/05              11820             12420               12420               12135                 12798                 11726
      3/05              11754             12340               12340               12012                 12697                 11518
      4/05              11254             11810               11810               11554                 12293                 11300
      5/05              11546             12110               12110               12103                 12882                 11659
      6/05              11943             12520               12520               12388                 13228                 11676
      7/05              12340             12930               12930               12962                 13925                 12110
      8/05              12208             12780               12780               12885                 13828                 11999
      9/05              12000             12550               12550               12992                 14011                 12097
     10/05              11843             11980               12380               12655                 13590                 11895
====================================================================================================================================
                                                                                                                 SOURCE: LIPPER,INC.

The data shown in the chart include          reflect sales charges. Performance of an
reinvested distributions, applicable         index of funds reflects fund expenses
sales charges, Fund expenses and             and management fees; performance of a
management fees. Results for Class B         market index does not. Performance shown
shares are calculated as if a                in the chart and table(s) does not
hypothetical shareholder had liquidated      reflect deduction of taxes a shareholder
his entire investment in the Fund at the     would pay on Fund distributions or sale
close of the reporting period and paid       of Fund shares. Performance of the
the applicable contingent deferred sales     indexes does not reflect the effects of
charges. Index results include               taxes.
reinvested dividends, but they do not

AIM TRIMARK ENDEAVOR FUND



========================================     ========================================      ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  CUMULATIVE TOTAL RETURNS

As of 10/31/05, including applicable         As of 9/30/05,most recent calendar            6 months ended 10/31/05,excluding
sales charges                                quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares                     5.21%
Inception (11/4/03)                8.86%     CLASS A SHARES                                Class B Shares                     4.83
 1 Year                            2.70      Inception (11/4/03)               10.05%      Class C Shares                     4.83
                                              1 Year                            4.70       Class R Shares                     5.05
CLASS B SHARES                                                                             ========================================
Inception (11/4/03)                9.49%     CLASS B SHARES
 1 Year                            2.93      Inception (11/4/03)               10.75%
                                              1 Year                            5.09
CLASS C SHARES
Inception (11/4/03)               11.31%     CLASS C SHARES
 1 Year                            6.93      Inception (11/4/03)               12.65%
                                              1 Year                            9.09
CLASS R SHARES
Inception                         11.72%     CLASS R SHARES
 1 Year                            8.43      Inception                         13.08%
                                              1 Year                           10.58
========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      AIMINVESTMENTS.COM FOR THE MOST RECENT        TO 0% AT THE BEGINNING OF THE SEVENTH
30, 2004. RETURNS SINCE THAT DATE ARE        MONTH-END PERFORMANCE. PERFORMANCE            YEAR. THE CDSC ON CLASS C SHARES IS 1%
HISTORICAL RETURNS. ALL OTHER RETURNS        FIGURES REFLECT REINVESTED                    FOR THE FIRST YEAR AFTER PURCHASE. CLASS
ARE BLENDED RETURNS OF HISTORICAL CLASS      DISTRIBUTIONS, CHANGES IN NET ASSET           R SHARES DO NOT HAVE A FRONT-END SALES
R SHARE PERFORMANCE AND RESTATED CLASS A     VALUE AND THE EFFECT OF THE MAXIMUM           CHARGE; RETURNS SHOWN ARE AT NET ASSET
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      SALES CHARGE UNLESS OTHERWISE STATED.         VALUE AND DO NOT REFLECT A 0.75% CDSC
THE INCEPTION DATE OF CLASS R SHARES) AT     INVESTMENT RETURN AND PRINCIPAL VALUE         THAT MAY BE IMPOSED ON A TOTAL
NET ASSET VALUE, ADJUSTED TO REFLECT THE     WILL FLUCTUATE SO THAT YOU MAY HAVE A         REDEMPTION OF RETIREMENT PLAN ASSETS
HIGHER RULE 12B-1 FEES APPLICABLE TO         GAIN OR LOSS WHEN YOU SELL SHARES.            WITHIN THE FIRST YEAR.
CLASS R SHARES. CLASS A SHARES'
INCEPTION DATE IS NOVEMBER 4, 2003.             CLASS A SHARE PERFORMANCE REFLECTS            THE PERFORMANCE OF THE FUND'S SHARE
                                             THE MAXIMUM 5.50% SALES CHARGE, AND           CLASSES WILL DIFFER DUE TO DIFFERENT
   THE PERFORMANCE DATA QUOTED REPRESENT     CLASS B AND CLASS C SHARE PERFORMANCE         SALES CHARGE STRUCTURES AND CLASS
PAST PERFORMANCE AND CANNOT GUARANTEE        REFLECTS THE APPLICABLE CONTINGENT            EXPENSES.
COMPARABLE FUTURE RESULTS; CURRENT           DEFERRED SALES CHARGE (CDSC) FOR THE
PERFORMANCE MAY BE LOWER OR HIGHER.          PERIOD INVOLVED. THE CDSC ON CLASS B             HAD THE ADVISOR NOT WAIVED FEES
PLEASE VISIT                                 SHARES DECLINES FROM 5% BEGINNING AT THE      AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             TIME OF PURCHASE                              PERFORMANCE WOULD HAVE BEEN LOWER.

AIM TRIMARK ENDEAVOR FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      services to be provided by AIM was            er/expense limitation and noted that it
Funds (the "Board") oversees the             appropriate and that AIM currently is         remains in effect until October 31,
management of AIM Trimark Endeavor Fund      providing satisfactory services in            2005. The Board considered the effect
(the "Fund") and, as required by law,        accordance with the terms of the              these fee waivers/expense limitations
determines annually whether to approve       Advisory Agreement.                           would have on the Fund's estimated
the continuance of the Fund's advisory                                                     expenses for the Fund.
agreement with A I M Advisors, Inc.          o The performance of the Fund relative
("AIM"). Based upon the recommendation       to comparable funds. The Board reviewed       o Breakpoints and economies of scale.
of the Investments Committee of the          the performance of the Fund during the        The Board reviewed the structure of the
Board, which is comprised solely of          past one calendar year against the            Fund's advisory fee under the Advisory
independent trustees, at a meeting held      performance of funds advised by other         Agreement, noting that it includes one
on June 30, 2005, the Board, including       advisors with investment strategies           breakpoint. The Board reviewed the level
all of the independent trustees,             comparable to those of the Fund. The          of the Fund's advisory fees, and noted
approved the continuance of the advisory     Board noted that the Fund's performance       that such fees, as a percentage of the
agreement (the "Advisory Agreement")         in such period was above the median           Fund's net assets, would decrease as net
between the Fund and AIM for another         performance of such comparable funds.         assets increase because the Advisory
year, effective July 1, 2005.                Based on this review, the Board               Agreement includes a breakpoint. The
                                             concluded that no changes should be made      Board noted that, due to the Fund's
   The Board considered the factors          to the Fund and that it was not               current asset levels and the way in
discussed below in evaluating the            necessary to change the Fund's portfolio      which the advisory fee breakpoints have
fairness and reasonableness of the           management team at this time.                 been structured, the Fund has yet to
Advisory Agreement at the meeting on                                                       benefit from the breakpoint. The Board
June 30, 2005 and as part of the Board's     o The performance of the Fund relative        noted that AIM has contractually agreed
ongoing oversight of the Fund. In their      to indices. The Board reviewed the            to waive advisory fees of the Fund
deliberations, the Board and the             performance of the Fund during the past       through June 30, 2006 to the extent
independent trustees did not identify        one calendar year against the                 necessary so that the advisory fees
any particular factor that was               performance of the Lipper Mid-Cap Core        payable by the Fund do not exceed a
controlling, and each trustee attributed     Index. The Board noted that the Fund's        specified maximum advisory fee rate,
different weights to the various             performance in such period was above the      which maximum rate includes breakpoints
factors.                                     performance of such Index. Based on this      and is based on net asset levels. The
                                             review, the Board concluded that no           Board concluded that the Fund's fee
   One of the responsibilities of the        changes should be made to the Fund and        levels under the Advisory Agreement
Senior Officer of the Fund, who is           that it was not necessary to change the       therefore would reflect economies of
independent of AIM and AIM's affiliates,     Fund's portfolio management team at this      scale at higher asset levels and that it
is to manage the process by which the        time.                                         was not necessary to change the advisory
Fund's proposed management fees are                                                        fee breakpoints in the Fund's advisory
negotiated to ensure that they are           o Meeting with the Fund's portfolio           fee schedule.
negotiated in a manner which is at arm's     managers and investment personnel. With
length and reasonable. To that end, the      respect to the Fund, the Board is             o Investments in affiliated money market
Senior Officer must either supervise a       meeting periodically with such Fund's         funds. The Board also took into account
competitive bidding process or prepare       portfolio managers and/or other               the fact that uninvested cash and cash
an independent written evaluation. The       investment personnel and believes that        collateral from securities lending
Senior Officer has recommended an            such individuals are competent and able       arrangements (collectively, "cash
independent written evaluation in lieu       to continue to carry out their                balances") of the Fund may be invested
of a competitive bidding process and,        responsibilities under the Advisory           in money market funds advised by AIM
upon the direction of the Board, has         Agreement.                                    pursuant to the terms of an SEC
prepared such an independent written                                                       exemptive order. The Board found that
evaluation. Such written evaluation also     o Overall performance of AIM. The Board       the Fund may realize certain benefits
considered certain of the factors            considered the overall performance of         upon investing cash balances in AIM
discussed below. In addition, as             AIM in providing investment advisory and      advised money market funds, including a
discussed below, the Senior Officer made     portfolio administrative services to the      higher net return, increased liquidity,
certain recommendations to the Board in      Fund and concluded that such performance      increased diversification or decreased
connection with such written evaluation.     was satisfactory.                             transaction costs. The Board also found
                                                                                           that the Fund will not receive reduced
   The discussion below serves as a          o Fees relative to those of clients of        services if it invests its cash balances
summary of the Senior Officer's              AIM with comparable investment                in such money market funds. The Board
independent written evaluation and           strategies. The Board noted that AIM          noted that, to the extent the Fund
recommendations to the Board in              does not serve as an advisor to other         invests in affiliated money market
connection therewith, as well as a           mutual funds or other clients with            funds, AIM has voluntarily agreed to
discussion of the material factors and       investment strategies comparable to           waive a portion of the advisory fees it
the conclusions with respect thereto         those of the Fund.                            receives from the Fund attributable to
that formed the basis for the Board's                                                      such investment. The Board further
approval of the Advisory Agreement.          o Fees relative to those of comparable        determined that the proposed securities
After consideration of all of the            funds with other advisors. The Board          lending program and related procedures
factors below and based on its informed      reviewed the advisory fee rate for the        with respect to the lending Fund is in
business judgment, the Board determined      Fund under the Advisory Agreement. The        the best interests of the lending Fund
that the Advisory Agreement is in the        Board compared effective contractual          and its respective shareholders. The
best interests of the Fund and its           advisory fee rates at a common asset          Board therefore concluded that the
shareholders and that the compensation       level and noted that the Fund's rate was      investment of cash collateral received
to AIM under the Advisory Agreement is       below the median rate of the funds            in connection with the securities
fair and reasonable and would have been      advised by other advisors with                lending program in the money market
obtained through arm's length                investment strategies comparable to           funds according to the procedures is in
negotiations.                                those of the Fund that the Board              the best interests of the lending Fund
                                             reviewed. The Board noted that AIM has        and its respective shareholders.
o The nature and extent of the advisory      agreed to waive advisory fees of the
services to be provided by AIM. The          Fund and to limit the Fund's total            o Independent written evaluation and
Board reviewed the services to be            operating expenses, as discussed below.       recommendations of the Fund's Senior
provided by AIM under the Advisory           Based on this review, the Board               Officer. The Board noted that, upon
Agreement. Based on such review, the         concluded that the advisory fee rate for      their direction, the Senior Officer of
Board concluded that the range of            the Fund under the Advisory Agreement         the Fund, who is independent of AIM and
services to be provided by AIM under the     was fair and reasonable.                      AIM's affiliates, had prepared an
Advisory Agreement was appropriate and                                                     independent written evaluation in order
that AIM currently is providing services     o Expense limitations and fee waivers.        to assist the Board in determining the
in accordance with the terms of the          The Board noted that AIM has                  reasonableness of the proposed
Advisory Agreement.                          contractually agreed to waive advisory        management fees of the AIM Funds,
                                             fees of the Fund through June 30, 2006        including the Fund. The Board noted that
o The quality of services to be provided     to the extent necessary so that the           the Senior Officer's written evaluation
by AIM. The Board reviewed the               advisory fees payable by the Fund do not      had been relied upon by the Board in
credentials and experience of the            exceed a specified maximum advisory fee       this regard in lieu of a competitive
officers and employees of AIM who will       rate, which maximum rate includes             bidding process. In determining whether
provide investment advisory services to      breakpoints and is based on net asset         to continue the Advisory Agreement for
the Fund. In reviewing the                   levels. The Board considered the              the Fund, the Board considered the
qualifications of AIM to provide             contractual nature of this fee waiver         Senior Officer's written evaluation and
investment advisory services, the Board      and noted that it remains in effect           the recommendation made by the Senior
reviewed the qualifications of AIM's         until June 30, 2006. The Board also           Officer to the Board that the Board
investment personnel and considered such     noted that AIM has contractually agreed       consider implement-
issues as AIM's portfolio and product        to waive fees and/or limit expenses of
review process, various back office          the Fund through October 31, 2005 so
support functions provided by AIM and        that total annual operating expenses are
AIM's equity and fixed income trading        limited to a specified percentage of
operations. Based on the review of these     average daily net assets for each class
and other factors, the Board concluded       of the Fund. The Board considered the
that the quality of                          contractual nature of this fee waiv-

                                                                                                                        (continued)

AIM TRIMARK ENDEAVOR FUND

ing a process to assist them in more         and practices. The Board concluded that       o The performance of the Fund relative
closely monitoring the performance of        these actions indicated a good faith          to indices. The Board reviewed the
the AIM Funds. The Board concluded that      effort on the part of AIM to adhere to        performance of the Fund during the past
it would be advisable to implement such      the highest ethical standards, and            one calendar year against the
a process as soon as reasonably              determined that the current regulatory        performance of the Lipper Mid-Cap Core
practicable.                                 and litigation environment to which AIM       Index. The Board noted that the Fund's
                                             is subject should not prevent the Board       performance in such period was above the
o Profitability of AIM and its               from continuing the Advisory Agreement        performance of such Index. Based on this
affiliates. The Board reviewed               for the Fund.                                 review, the Board concluded that no
information concerning the profitability                                                   changes should be made to the Fund and
of AIM's (and its affiliates')               APPROVAL OF SUB-ADVISORY AGREEMENT            that it was not necessary to change the
investment advisory and other activities                                                   Fund's portfolio management team at this
and its financial condition. The Board       The Board oversees the management of the      time.
considered the overall profitability of      Fund and, as required by law, determines
AIM, as well as the profitability of AIM     annually whether to approve the               o Meetings with the Fund's portfolio
in connection with managing the Fund.        continuance of the Fund's sub-advisory        managers and investment personnel. The
The Board noted that AIM's operations        agreement. Based upon the recommendation      Board is meeting periodically with the
remain profitable, although increased        of the Investments Committee of the           Fund's portfolio managers and/or other
expenses in recent years have reduced        Board, which is comprised solely of           investment personnel and believes that
AIM's profitability. Based on the review     independent trustees, at a meeting held       such individuals are competent and able
of the profitability of AIM's and its        on June 30, 2005, the Board, including        to continue to carry out their
affiliates' investment advisory and          all of the independent trustees,              responsibilities under the Sub-Advisory
other activities and its financial           approved the continuance of the               Agreement.
condition, the Board concluded that the      sub-advisory agreement (the
compensation to be paid by the Fund to       "Sub-Advisory Agreement") between AIM         o Overall performance of the
AIM under its Advisory Agreement was not     Funds Management Inc. (the                    Sub-Advisor. The Board considered the
excessive.                                   "Sub-Advisor") and AIM with respect to        overall performance of the Sub-Advisor
                                             the Fund for another year, effective          in providing investment advisory
o Benefits of soft dollars to AIM. The       July 1, 2005.                                 services to the Fund and concluded that
Board considered the benefits realized                                                     such performance was satisfactory.
by AIM as a result of brokerage                 The Board considered the factors
transactions executed through "soft          discussed below in evaluating the             o Advisory fees, expense limitations and
dollar" arrangements. Under these            fairness and reasonableness of the            fee waivers, and breakpoints and
arrangements, brokerage commissions paid     Sub-Advisory Agreement at the meeting on      economies of scale. In reviewing these
by the Fund and/or other funds advised       June 30, 2005 and as part of the Board's      factors, the Board considered only the
by AIM are used to pay for research and      ongoing oversight of the Fund. In their       advisory fees charged to the Fund by AIM
execution services. This research is         deliberations, the Board and the              and did not consider the sub-advisory
used by AIM in making investment             independent trustees did not identify         fees paid by AIM to the Sub-Advisor. The
decisions for the Fund. The Board            any particular factor that was                Board believes that this approach is
concluded that such arrangements were        controlling, and each trustee attributed      appropriate because the sub-advisory
appropriate.                                 different weights to the various              fees have no effect on the Fund or its
                                             factors.                                      shareholders, as they are paid by AIM
o AIM's financial soundness in light of                                                    rather than the Fund. Furthermore, AIM
the Fund's needs. The Board considered          The discussion below serves as a           and the Sub-Advisor are affiliates and
whether AIM is financially sound and has     discussion of the material factors and        the Board believes that the allocation
the resources necessary to perform its       the conclusions with respect thereto          of fees between them is a business
obligations under the Advisory               that formed the basis for the Board's         matter, provided that the advisory fees
Agreement, and concluded that AIM has        approval of the Sub-Advisory Agreement.       charged to the Fund are fair and
the financial resources necessary to         After consideration of all of the             reasonable.
fulfill its obligations under the            factors below and based on its informed
Advisory Agreement.                          business judgment, the Board determined       o Profitability of AIM and its
                                             that the Sub-Advisory Agreement is in         affiliates. The Board reviewed
o Historical relationship between the        the best interests of the Fund and its        information concerning the profitability
Fund and AIM. In determining whether to      shareholders.                                 of AIM's (and its affiliates')
continue the Advisory Agreement for the                                                    investment advisory and other activities
Fund, the Board also considered the          o The nature and extent of the advisory       and its financial condition. The Board
prior relationship between AIM and the       services to be provided by the                considered the overall profitability of
Fund, as well as the Board's knowledge       Sub-Advisor. The Board reviewed the           AIM, as well as the profitability of AIM
of AIM's operations, and concluded that      services to be provided by the                in connection with managing the Fund.
it was beneficial to maintain the            Sub-Advisor under the Sub-Advisory            The Board noted that AIM's operations
current relationship, in part, because       Agreement. Based on such review, the          remain profitable, although increased
of such knowledge. The Board also            Board concluded that the range of             expenses in recent years have reduced
reviewed the general nature of the           services to be provided by the                AIM's profitability. Based on the review
non-investment advisory services             Sub-Advisor under the Sub-Advisory            of the profitability of AIM's and its
currently performed by AIM and its           Agreement was appropriate and that the        affiliates' investment advisory and
affiliates, such as administrative,          Sub-Advisor currently is providing            other activities and its financial
transfer agency and distribution             services in accordance with the terms of      condition, the Board concluded that the
services, and the fees received by AIM       the Sub-Advisory Agreement.                   compensation to be paid by the Fund to
and its affiliates for performing such                                                     AIM under its Advisory Agreement was not
services. In addition to reviewing such      o The quality of services to be provided      excessive.
services, the trustees also considered       by the Sub-Advisor. The Board reviewed
the organizational structure employed by     the credentials and experience of the         o The Sub-Advisor's financial soundness
AIM and its affiliates to provide those      officers and employees of the                 in light of the Fund's needs. The Board
services. Based on the review of these       Sub-Advisor who will provide investment       considered whether the Sub-Advisor is
and other factors, the Board concluded       advisory services to the Fund. Based on       financially sound and has the resources
that AIM and its affiliates were             the review of these and other factors,        necessary to perform its obligations
qualified to continue to provide             the Board concluded that the quality of       under the Sub-Advisory Agreement, and
non-investment advisory services to the      services to be provided by the                concluded that the Sub-Advisor has the
Fund, including administrative, transfer     Sub-Advisor was appropriate, and that         financial resources necessary to fulfill
agency and distribution services, and        the Sub-Advisor currently is providing        its obligations under the Sub-Advisory
that AIM and its affiliates currently        satisfactory services in accordance with      Agreement.
are providing satisfactory                   the terms of the Sub-Advisory Agreement.
non-investment advisory services.
                                             o The performance of the Fund relative
o Other factors and current trends. In       to comparable funds. The Board reviewed
determining whether to continue the          the performance of the Fund during the
Advisory Agreement for the Fund, the         past one calendar year against the
Board considered the fact that AIM,          performance of funds advised by other
along with others in the mutual fund         advisors with investment strategies
industry, is subject to regulatory           comparable to those of the Fund. The
inquiries and litigation related to a        Board noted that the Fund's performance
wide range of issues. The Board also         in such period was above the median
considered the governance and compliance     performance of such comparable funds.
reforms being undertaken by AIM and its      Based on this review, the Board
affiliates, including maintaining an         concluded that no changes should be made
internal controls committee and              to the Fund and that it was not
retaining an independent compliance          necessary to change the Fund's portfolio
consultant, and the fact that AIM has        management team at this time.
undertaken to cause the Fund to operate
in accordance with certain governance
policies

    SUPPLEMENT TO ANNUAL REPORT DATED 10/31/05

AIM TRIMARK ENDEAVOR FUND

                                             ========================================

INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 10/31/05                   NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception                         12.35%     THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview      1 Year                            9.18      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                   6 Months*                         5.52      ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered       ========================================     PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      AVERAGE ANNUAL TOTAL RETURNS                 SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans         For periods ended 9/30/05, most recent       OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  calendar quarter-end                         FULL REPORT FOR INFORMATION ON
                                                                                          COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             Inception                         13.68%     YOUR FUND PROSPECTUS FOR MORE
                                              1 Year                           11.33      INFORMATION. FOR THE MOST CURRENT
                                              6 Months*                         2.32      MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT
                                             *Cumulative total return that has not        AIMINVESTMENTS.COM.
                                              been annualized

                                             ========================================         HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                          REIMBURSED EXPENSES IN THE PAST,
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     PERFORMANCE WOULD HAVE BEEN LOWER.
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV).

                                                 INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS APRIL 30, 2004. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
========================================     SHARES) AT NET ASSET VALUE AND REFLECT
                                             THE HIGHER RULE 12B-1 FEES APPLICABLE TO
NASDAQ SYMBOL                     ATDIX      CLASS A SHARES. CLASS A SHARES'
                                             INCEPTION DATE IS NOVEMBER 4, 2003.
========================================     PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES DUE TO DIFFERING
                                             SALES CHARGES AND CLASS EXPENSES.

                                                                                       Over for information on your Fund's expenses.

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [YOUR GOALS.
                                                        OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
                                                   - REGISTERED TRADEMARK -                        - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM          T-END-INS-1

     INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for           The hypothetical account values
                                             example, an $8,600 account value divided     and expenses may not be used to estimate
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          the actual ending account balance or
ongoing costs, including management          result by the number in the table under      expenses you paid for the period. You
fees and other Fund expenses. This           the heading entitled "Actual Expenses        may use this information to compare the
example is intended to help you              Paid During Period" to estimate the          ongoing costs of investing in the Fund
understand your ongoing costs (in            expenses you paid on your account during     and other funds. To do so, compare this
dollars) of investing in the Fund and to     this period.                                 5% hypothetical example with the 5%
compare these costs with ongoing costs                                                    hypothetical examples that appear in the
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
example is based on an investment of         PURPOSES
$1,000 invested at the beginning of the                                                         Please note that the expenses
period and held for the entire period        The table below also provides                shown in the table are meant to
May 1, 2005, through October 31, 2005.       information about hypothetical account       highlight your ongoing costs only.
                                             values and hypothetical expenses based       Therefore, the hypothetical informa-
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       tion is useful in comparing ongoing
                                             an assumed rate of return of 5% per year     costs only, and will not help you
The table below provides information         before expenses, which is not the Fund's     determine the relative total costs of
about actual account values and actual       actual return. The Fund's actual cumu-       owning different funds.
expenses. You may use the information in     lative total return after expenses for
this table, together with the amount you     the six months ended October 31, 2005,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                          ACTUAL                               HYPOTHETICAL
                                                                   (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING         ENDING          EXPENSES               ENDING          EXPENSES          ANNUALIZED
    SHARE      ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING          ACCOUNT VALUE     PAID DURING          EXPENSE
    CLASS        (5/1/05)       (10/31/05)(1)      PERIOD(2)             (10/31/05)       PERIOD(2)           RATIO
Institutional   $ 1,000.00        $ 1,055.20        $ 5.49               $ 1,019.86        $ 5.40             1.06%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October 31,
   2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM              T-END-INS-1

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2005


                                                 SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-71.66%

APPAREL RETAIL-5.80%

Ross Stores, Inc.                                 182,300   $ 4,929,392
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.29%

Liz Claiborne, Inc.                               103,400     3,639,680
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.21%

Investors Financial Services Corp.                 71,500     2,729,870
=======================================================================

AUTOMOTIVE RETAIL-2.33%

AutoZone, Inc.(a)                                  24,500     1,982,050
=======================================================================

BREWERS-3.36%

Molson Coors Brewing Co.-Class B                   46,204     2,850,787
=======================================================================

COMMUNICATIONS EQUIPMENT-3.84%

Plantronics, Inc.                                 109,400     3,265,590
=======================================================================

HEALTH CARE EQUIPMENT-6.91%

Cytyc Corp.(a)                                    137,100     3,475,485
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)            42,324     2,391,306
=======================================================================
                                                              5,866,791
=======================================================================

HEALTH CARE SUPPLIES-4.32%

DENTSPLY International Inc.                        66,500     3,666,810
=======================================================================

HOME FURNISHINGS-2.22%

Tempur-Pedic International Inc.(a)                170,500     1,885,730
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-4.95%

Manpower Inc.                                      92,800     4,201,984
=======================================================================

INSURANCE BROKERS-4.88%

Arthur J. Gallagher & Co.                         141,000     4,148,220
=======================================================================

LEISURE PRODUCTS-4.73%

Polaris Industries Inc.                            89,000     4,013,010
=======================================================================

MANAGED HEALTH CARE-5.50%

WellPoint, Inc.(a)                                 62,500     4,667,500
=======================================================================

PHARMACEUTICALS-5.49%

Endo Pharmaceuticals Holdings Inc.(a)             173,200     4,662,544
=======================================================================

                                                 SHARES        VALUE
-----------------------------------------------------------------------


REGIONAL BANKS-4.69%

North Fork Bancorp., Inc.                         157,150   $ 3,982,181
=======================================================================

RESTAURANTS-5.14%

Wendy's International, Inc.                        93,400     4,363,648
=======================================================================
    Total Domestic Common Stocks (Cost
      $58,950,442)                                           60,855,787
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-24.41%

AUSTRALIA-2.81%

Cochlear Ltd. (Health Care Equipment)(b)           83,700     2,382,809
=======================================================================

FRANCE-1.68%

Zodiac S.A. (Aerospace & Defense)                  26,200     1,428,342
=======================================================================

GERMANY-2.18%

Hugo Boss A.G.-Pfd. (Apparel, Accessories &
  Luxury Goods)(b)                                 55,800     1,849,116
=======================================================================

IRELAND-6.25%

DCC PLC (Industrial Conglomerates)(b)              71,200     1,322,822
-----------------------------------------------------------------------
Kingspan Group PLC (Building Products)            166,000     1,910,248
-----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             41,900     2,076,983
=======================================================================
                                                              5,310,053
=======================================================================

JAPAN-1.86%

Nintendo Co., Ltd. (Home Entertainment
  Software)(b)                                     14,100     1,582,890
=======================================================================

MEXICO-5.07%

Grupo Modelo, S.A. de C.V.-Series C (Brewers)     593,700     1,822,493
-----------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting &
  Cable TV)                                        33,900     2,478,090
=======================================================================
                                                              4,300,583
=======================================================================

NETHERLANDS-1.59%

Fugro N.V. (Oil & Gas Equipment &
  Services)(b)                                     49,864     1,347,915
=======================================================================

SWEDEN-2.97%

Hoganas A.B.-Class B (Steel)                       58,000     1,213,008
-----------------------------------------------------------------------
Munters A.B. (Industrial Machinery)(b)             54,400     1,312,152
=======================================================================
                                                              2,525,160
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $16,701,425)                           20,726,868
=======================================================================


                                                 SHARES        VALUE
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-3.36%

FEDERAL HOME LOAN BANK (FHLB)-3.36%

Unsec. Disc. Notes,
  3.72%, 11/01/05 (Cost $2,855,000)(c)         $2,855,000   $ 2,855,000
=======================================================================
TOTAL INVESTMENTS-99.43% (Cost $78,506,867)                  84,437,655
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.57%                             483,320
=======================================================================
NET ASSETS-100.00%                                          $84,920,975
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Disc.   - Discounted
Pfd.    - Preferred
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2005 was $9,797,704, which represented 11.54% of the Fund's Net Assets. See Note 1A.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS:

Investments, at value (cost $78,506,867)        $84,437,655
-----------------------------------------------------------
Receivables for:
  Investments sold                                    2,859
-----------------------------------------------------------
  Fund shares sold                                  510,573
-----------------------------------------------------------
  Dividends                                          75,666
-----------------------------------------------------------
  Foreign currency contracts outstanding            285,690
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,435
-----------------------------------------------------------
Other assets                                         32,543
===========================================================
  Total assets                                   85,349,421
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            325,100
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            5,545
-----------------------------------------------------------
Accrued distribution fees                            32,064
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,523
-----------------------------------------------------------
Accrued transfer agent fees                          13,586
-----------------------------------------------------------
Accrued operating expenses                           50,628
-----------------------------------------------------------
  Total liabilities                                 428,446
===========================================================
Net assets applicable to shares outstanding     $84,920,975
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $79,237,057
-----------------------------------------------------------
Undistributed net investment income (loss)         (134,308)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and foreign currency contracts                   (397,434)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                              6,215,660
===========================================================
                                                $84,920,975
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $55,124,361
___________________________________________________________
===========================================================
Class B                                         $13,236,911
___________________________________________________________
===========================================================
Class C                                         $12,910,024
___________________________________________________________
===========================================================
Class R                                         $   253,257
___________________________________________________________
===========================================================
Institutional Class                             $ 3,396,422
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           4,399,443
___________________________________________________________
===========================================================
Class B                                           1,069,467
___________________________________________________________
===========================================================
Class C                                           1,043,083
___________________________________________________________
===========================================================
Class R                                              20,288
___________________________________________________________
===========================================================
Institutional Class                                 269,400
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     12.53
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.53 divided by
       94.50%)                                  $     13.26
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     12.38
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     12.38
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     12.48
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     12.61
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $52,111)         $  939,402
------------------------------------------------------------------------
Interest                                                         311,543
========================================================================
  Total investment income                                      1,250,945
========================================================================


EXPENSES:

Advisory fees                                                    589,927
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    32,791
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        147,287
------------------------------------------------------------------------
  Class B                                                        115,390
------------------------------------------------------------------------
  Class C                                                        118,450
------------------------------------------------------------------------
  Class R                                                            464
------------------------------------------------------------------------
Transfer agent fees -- A, B, C & R                               151,194
------------------------------------------------------------------------
Transfer agent fees -- Institutional                               1,262
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         16,837
------------------------------------------------------------------------
Registration and filing fees                                      82,989
------------------------------------------------------------------------
Other                                                            103,654
========================================================================
     Total expenses                                            1,410,245
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (40,220)
========================================================================
     Net expenses                                              1,370,025
========================================================================
Net investment income (loss)                                    (119,080)
========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         (330,298)
------------------------------------------------------------------------
  Foreign currencies                                              (4,153)
------------------------------------------------------------------------
  Foreign currency contracts                                     (44,120)
========================================================================
                                                                (378,571)
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        4,180,341
------------------------------------------------------------------------
  Foreign currencies                                              (1,108)
------------------------------------------------------------------------
  Foreign currency contracts                                     320,658
========================================================================
                                                               4,499,891
========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   4,121,320
========================================================================
Net increase in net assets resulting from operations          $4,002,240
________________________________________________________________________
========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 2005 and the period November 4, 2003 (date operations commenced) through October 31, 2004

                                                                 2005           2004
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (119,080)   $   (93,039)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts            (378,571)        28,027
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                   4,499,891      1,715,769
========================================================================================
    Net increase in net assets resulting from operations        4,002,240      1,650,757
========================================================================================
Share transactions-net:
  Class A                                                      27,494,637     23,942,293
----------------------------------------------------------------------------------------
  Class B                                                       6,234,653      6,102,509
----------------------------------------------------------------------------------------
  Class C                                                       6,393,704      5,729,384
----------------------------------------------------------------------------------------
  Class R                                                         216,872         33,159
----------------------------------------------------------------------------------------
  Institutional Class                                           1,422,873      1,697,894
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              41,762,739     37,505,239
========================================================================================
    Net increase in net assets                                 45,764,979     39,155,996
========================================================================================

NET ASSETS:

  Beginning of year                                            39,155,996             --
========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(134,308) and $33,045, respectively).          $84,920,975    $39,155,996
________________________________________________________________________________________
========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.80%
-------------------------------------------------------------------
Over $1 billion                                               0.75%
 __________________________________________________________________
===================================================================

    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.90%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively, through October 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest;
(ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    For the year ended October 31, 2005, AIM waived fees of $36,105.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended October 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,575.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2005, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended October 31, 2005, the Fund paid AISI $151,194 for Class A, Class B, Class C and Class R share classes and $1,262 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2005, the Class A, Class B, Class C and Class R shares paid $147,287, $115,390, $118,450 and $464, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2005, ADI advised the Fund that it retained $58,928 in front-end sales commissions from the sale of Class A shares and $1,009, $8,589, $3,000 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,540.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2005, the Fund paid legal fees of $3,003 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--FOREIGN CURRENCY CONTRACTS

OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 CONTRACT TO
SETTLEMENT                                                    -------------------------------------------------     UNREALIZED
DATE                                                          CURRENCY     DELIVER      RECEIVE        VALUE       APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
11/15/05                                                       EURO       3,000,000    $3,884,700    $3,599,010      $285,690
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the year ended October 31, 2005 and the period November 4, 2003 (date operations commenced) through October 31, 2004.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
---------------------------------------------------------------------------
Undistributed ordinary income                                   $   156,055
---------------------------------------------------------------------------
Unrealized appreciation -- investments                            5,858,354
---------------------------------------------------------------------------
Temporary book/tax differences                                       (4,673)
---------------------------------------------------------------------------
Capital loss carryforward                                          (325,818)
---------------------------------------------------------------------------
Shares of beneficial interest                                    79,237,057
===========================================================================
Total net assets                                                $84,920,975
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(818).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2013                                                  $325,818
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2005 was $53,982,054 and $9,453,318, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 8,922,774
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,063,602)
===============================================================================
Net unrealized appreciation of investment securities               $ 5,859,172
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $78,578,483.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currencies, on October 31, 2005, undistributed net investment income (loss) was decreased by $48,273 and undistributed net realized gain (loss) was increased by $48,273. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                                               NOVEMBER 4, 2003
                                                                                               (DATE OPERATIONS
                                                                     YEAR ENDED               COMMENCED) THROUGH
                                                                     OCTOBER 31,                 OCTOBER 31,
                                                                       2005(A)                       2004
                                                              -------------------------    ------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,302,056    $40,928,055    2,289,460    $25,304,459
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        749,770      9,200,148      638,445      6,985,762
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        831,938     10,203,669      563,891      6,235,662
-------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                      17,955        225,131        3,090         34,259
-------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         182,873      2,271,573      159,465      1,758,356
===================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         44,313        549,458        3,316         36,925
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        (44,700)      (549,458)      (3,331)       (36,925)
===================================================================================================================
Reacquired:
  Class A                                                     (1,114,960)   (13,982,876)    (124,742)    (1,399,091)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (194,091)    (2,416,037)     (76,626)      (846,328)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       (307,262)    (3,809,965)     (45,484)      (506,278)
-------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                        (661)        (8,259)         (96)        (1,100)
-------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (67,551)      (848,700)      (5,387)       (60,462)
===================================================================================================================
                                                               3,399,680    $41,762,739    3,402,001    $37,505,239
___________________________________________________________________________________________________________________
===================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 19% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Class R shares and Institutional Class shares commenced sales on April 30, 2004.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ----------------------------------
                                                                                NOVEMBER 4, 2003
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.53             $ 10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.01(a)            (0.05)(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.99                1.58
================================================================================================
    Total from investment operations                               1.00                1.53
================================================================================================
Net asset value, end of period                                  $ 12.53             $ 11.53
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                    8.67%              15.30%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $55,124             $24,996
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.66%(c)            2.00%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.71%(c)            3.02%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets        0.04%(c)           (0.49)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           15%                 35%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $47,504,894.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS B
                                                              ----------------------------------
                                                                                NOVEMBER 4, 2003
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.47              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.08)(a)           (0.13)(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.99                1.60
================================================================================================
    Total from investment operations                               0.91                1.47
================================================================================================
Net asset value, end of period                                  $ 12.38              $11.47
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                    7.93%              14.70%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $13,237              $6,403
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.35%(c)            2.65%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.40%(c)            3.67%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (0.65)%(c)          (1.14)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           15%                 35%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,538,991.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS C
                                                              ----------------------------------
                                                                                NOVEMBER 4, 2003
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.47              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.08)(a)           (0.13)(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.99                1.60
================================================================================================
    Total from investment operations                               0.91                1.47
================================================================================================
Net asset value, end of period                                  $ 12.38              $11.47
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                    7.93%              14.70%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $12,910              $5,944
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.35%(c)            2.65%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.40%(c)            3.67%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (0.65)%(c)          (1.14)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           15%                 35%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,844,983.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS R
                                                              ----------------------------------
                                                                                 APRIL 30, 2004
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.51               $10.88
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)            (0.04)(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.99                 0.67
================================================================================================
    Total from investment operations                              0.97                 0.63
================================================================================================
Net asset value, end of period                                  $12.48               $11.51
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   8.43%                5.79%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  253               $   34
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.85%(c)             2.15%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.90%(c)             3.17%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets      (0.15)%(c)           (0.64)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                          15%                  35%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $92,838.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                                 APRIL 30, 2004
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.55               $10.88
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06(a)             (0.01)(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.00                 0.68
================================================================================================
    Total from investment operations                              1.06                 0.67
================================================================================================
Net asset value, end of period                                  $12.61               $11.55
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   9.18%                6.16%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $3,396               $1,779
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.18%(c)             1.62%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.23%(c)             2.64%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       0.52%(c)            (0.11)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                          15%                  35%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,759,208.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code ss. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Trimark Endeavor Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Trimark Endeavor Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period November 4, 2003 (date operations commenced) through October 31, 2004 and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 19, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2005



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and
                                                  A I M Distributors, Inc. (registered
                                                  broker dealer); Director and Chairman,
                                                  AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1987           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of October 31, 2005




The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1987           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc. (financial services holding
   Chief Compliance Officer                       company); Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
                                                                                                         AIM Funds Management,
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   Inc.
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      5140 Yonge St.
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    Suite 900
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Toronto, Canada M2N 6X7
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2005, April 30, 2005, July 31, 2005 and October 31, 2005 are 47.16%, 39.93%, 35.94% and 28.10%, respectively.

     DOMESTIC EQUITY                                    SECTOR EQUITY                          AIM ALLOCATION SOLUTIONS

AIM Aggressive Growth Fund                  AIM Advantage Health Sciences Fund           AIM Conservative Allocation Fund
AIM Basic Balanced Fund*                    AIM Energy Fund                              AIM Growth Allocation Fund(2)
AIM Basic Value Fund                        AIM Financial Services Fund                  AIM Moderate Allocation Fund
AIM Blue Chip Fund                          AIM Global Health Care Fund                  AIM Moderate Growth Allocation Fund
AIM Capital Development Fund                AIM Global Real Estate Fund                  AIM Moderately Conservative Allocation Fund
AIM Charter Fund                            AIM Gold & Precious Metals Fund
AIM Constellation Fund                      AIM Leisure Fund                                    DIVERSIFIED PORTFOLIOS
AIM Diversified Dividend Fund               AIM Multi-Sector Fund
AIM Dynamics Fund                           AIM Real Estate Fund(1)                      AIM Income Allocation Fund
AIM Large Cap Basic Value Fund              AIM Technology Fund                          AIM International Allocation Fund
AIM Large Cap Growth Fund                   AIM Utilities Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(1)                       FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                    TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                  AIM Floating Rate Fund
AIM Premier Equity Fund                     AIM High Yield Fund
AIM S&P 500 Index Fund                      AIM Income Fund
AIM Select Equity Fund                      AIM Intermediate Government Fund
AIM Small Cap Equity Fund                   AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(1)                AIM Money Market Fund
AIM Small Company Growth Fund               AIM Short Term Bond Fund
AIM Summit Fund                             AIM Total Return Bond Fund
AIM Trimark Endeavor Fund                   Premier Portfolio
AIM Trimark Small Companies Fund            Premier U.S. Government Money Portfolio
AIM Weingarten Fund
                                            TAX-FREE
*  Domestic equity and income fund
                                            AIM High Income Municipal Fund(1)
       INTERNATIONAL/GLOBAL EQUITY          AIM Municipal Bond Fund
                                            AIM Tax-Exempt Cash Fund
AIM Asia Pacific Growth Fund                AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund                 Premier Tax-Exempt Portfolio
AIM European Growth Fund
AIM European Small Company Fund(1)          =====================================================================================
AIM Global Aggressive Growth Fund           CONSIDER THE INVESTMENT OBJECTIVES,RISKS,AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
AIM Global Equity Fund                      AND OTHER INFORMATION ABOUT AIM FUNDS,OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
AIM Global Growth Fund                      AND READ IT CAREFULLY BEFORE INVESTING.
AIM Global Value Fund                       =====================================================================================
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

(1) This fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after January 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.

AIMinvestments.com                 T-END-AR-1            A I M Distributors,Inc.

                        YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash               [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management               --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

                                                                AIM TRIMARK FUND
                                Annual Report to Shareholders o October 31, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM TRIMARK FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2005, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged Standard & Poor's            The Fund provides a complete list of its
                                             Composite Index of 500 Stocks (the S&P       holdings four times in each fiscal year,
o Class B shares are not available as an     500--Registered Trademark--INDEX) is         at the quarter-ends. For the second and
investment for retirement plans              an index of common stocks frequently         fourth quarters, the lists appear in the
maintained pursuant to Section 401 of        used as a general measure of U.S. stock      Fund's semiannual and annual reports to
the Internal Revenue Code, including 401(k)  market performance.                          shareholders. For the first and third
plans, money purchase pension plans                                                       quarters, the Fund files the lists with
and profit sharing plans, except for         o The Fund is not managed to track the       the Securities and Exchange Commission
plans that have existing accounts            performance of any particular index,         (SEC) on Form N-Q. The most recent list
invested in Class B shares.                  including the indexes defined here, and      of portfolio holdings is available at
                                             consequently, the performance of the         AIMinvestments.com. From our home page,
o Class R shares are available only to       Fund may deviate significantly from the      click on Products & Performance, then
certain retirement plans. Please see the     performance of the indexes.                  Mutual Funds, then Fund Overview. Select
prospectus for more information.                                                          your Fund from the drop-down menu and
                                             o An investment cannot be made in an         click on Complete Quarterly Holdings.
PRINCIPAL RISKS OF INVESTING IN THE FUND     index. Unless otherwise indicated, index     Shareholders can also look up the Fund's
                                             results include reinvested dividends,        Forms N-Q on the SEC's Web site at
o International investing presents           and they do not reflect sales charges.       sec.gov. And copies of the Fund's Forms
certain risks not associated with            Performance of an index of funds             N-Q may be reviewed and copied at the
investing solely in the United States.       reflects fund expenses. Performance of a     SEC's Public Reference Room at 450 Fifth
These include risks relating to              market index does not.                       Street, N.W., Washington, D.C.
fluctuations in the value of the U.S.                                                     20549-0102. You can obtain information
dollar relative to the values of other       OTHER INFORMATION                            on the operation of the Public Reference
currencies, the custody arrangements                                                      Room, including information about
made for the Fund's foreign holdings,        o The returns shown in management's          duplicating fee charges, by calling
differences in accounting, political         discussion of Fund performance are based     202-942-8090 or 800-732-0330, or by
risks and the lesser degree of public        on net asset values calculated for           electronic request at the following
information required to be provided by       shareholder transactions. Generally          e-mail address: publicinfo@sec.gov. The
non-U.S. companies.                          accepted accounting principles require       SEC file numbers for the Fund are
                                             adjustments to be made to the net assets     811-05426 and 33-19338.
o By concentrating on a small number of      of the Fund at period end for financial
holdings, the Fund carries greater risk      reporting purposes, and as such, the net     A description of the policies and
because each investment has a greater        asset values for shareholder                 procedures that the Fund uses to
effect on the Fund's overall                 transactions and the returns based on        determine how to vote proxies relating
performance.                                 those net asset values may differ from       to portfolio securities is available
                                             the net asset values and returns             without charge, upon request, from our
o The Fund may not reach its objective       reported in the Financial Highlights.        Client Services department at
if the manager chooses to maintain a                                                      800-959-4246 or on the AIM Web site,
significant amount of cash in a rising       o Industry classifications used in this      AIMinvestments.com. On the home page,
market.                                      report are generally according to the        scroll down and click on AIM Funds Proxy
                                             Global Industry Classification Standard,     Policy. The information is also
ABOUT INDEXES USED IN THIS REPORT            which was developed by and is the            available on the Securities and Exchange
                                             exclusive property and a service mark of     Commission's Web site, sec.gov.
o The unmanaged MSCI WORLD INDEX is a        Morgan Stanley Capital International
group of global securities tracked by        Inc. and Standard & Poor's.                  Information regarding how the Fund voted
Morgan Stanley Capital International.                                                     proxies related to its portfolio
                                                                                          securities during the 12 months ended
o The unmanaged LIPPER GLOBAL MULTI-CAP                                                   June 30, 2005, is available at our Web
CORE FUND INDEX represents an average of                                                  site. Go to AIMinvestments.com, access
the performance of the 10 largest global                                                  the About Us tab, click on Required
multi-capitalization core funds tracked                                                   Notices and then click on Proxy Voting
by Lipper, Inc., an independent mutual                                                    Activity. Next, select the Fund from the
fund performance monitor.                                                                 drop-down menu. The information is also
                                                                                          available on the Securities and Exchange
                                                                                          Commission's Web site, sec.gov

                                                                                          ========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                 ATKAX

                                                                                          Class B Shares                 ATKBX

                                                                                          Class C Shares                 ATKCX

                                                                                          Class R Shares                 ATKRX

                                                                                          ========================================

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM TRIMARK FUND

                   DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                   The fiscal year covered by this report was quite good to
                   equity investors. Domestically, the broad-based S&P 500 Index returned 8.72%. Globally, Morgan Stanley's MSCI World Index
[GRAHAM            rose 13.27%. Much of this good performance, though, was
 PHOTO]            attained early in the fiscal year as virtually every equity index declined during October of 2005. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market weakness.

                       Within the indexes, there was considerable variability in
                   the performance of different sectors and markets.
                   Domestically, energy sector performance far outpaced that of
ROBERT H. GRAHAM   the other sectors in the S&P 500 Index, reflecting rising oil and gas prices. Overseas, emerging markets produced more attractive results than did developed markets, at least in part because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                   diversification of a stock portfolio using the performance data for the fiscal year ended October 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for
[WILLIAMSON        you.
   PHOTO]
                       For a discussion of the specific market conditions that
                   affected your Fund and how your Fund was managed during the fiscal year, please turn to Page 3.

                   NEW INFORMATION IN THIS REPORT

                   We would like to call your attention to two new elements
MARK H. WILLIAMSON in this report. First, on Page 2, is a message from Bruce
                   Crockett, the independent Chair of the Board of Trustees of the AIM Funds. We first introduced you to Mr. Crockett in the annual report on your Fund dated October 31, 2004. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair in October 2004.

                       Mr. Crockett plans to keep AIM shareholders informed of
                   the work of the Board regularly via letters in the Fund reports. We certainly think this is a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                   year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 8 and 9.

                       Further information about the markets, your Fund, and
                   investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                   you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                   Sincerely,

                   /s/ ROBERT H. GRAHAM               /s/ MARK H. WILLIAMSON

                   Robert H. Graham                   Mark H. Williamson
                   President & Vice Chair,            President, A I M
                   AIM Funds                          Advisors, Inc.

                   December 15, 2005

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TRIMARK FUND


                   DEAR AIM FUNDS SHAREHOLDERS:

                   As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.
[CROCKETT
  PHOTO]               At our most recent meeting in June 2005, your Board
                   approved voluntary fee reductions from A I M Advisors, Inc.
                   (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31,2005. The majority of these expense reductions, which took effect July 1,2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                   two and one-half months of review and discussions, took place BRUCE L. CROCKETT over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 8 and 9. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                   is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                   monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 14 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                   performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                   management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT


                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   December 15, 2005

AIM TRIMARK FUND



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


=====================================================================================

PERFORMANCE SUMMARY                          ========================================     growth. We also use a concentrated
                                                                                          portfolio approach, constructing the
Class A and R shares of AIM Trimark Fund     FUND VS. INDEXES                             Fund with about 30 to 50 stocks. We
delivered double-digit returns at net                                                     believe this allows each investment
asset value for the fiscal year ended        TOTAL RETURNS, 10/31/04-10/31/05,            opportunity to materially impact the
October 31, 2005. Returns were driven by     EXCLUDING APPLICABLE SALES CHARGES. IF       Fund. While the portfolio is
strong stock selection in the health         APPLICABLE SALES CHARGES WERE INCLUDED,      concentrated, it is also diversified by
care and materials sectors. Please turn      RETURNS WOULD BE LOWER.                      business idea/investment thesis.
to Pages 6 and 7 for long-term
performance results.                         Class A Shares             10.21%               While efforts are made to reduce risk
                                                                                          through industry diversification, our
   Overall, however, your Fund               Class B Shares              9.51             primary method of attempting to reduce
underperformed its benchmark. Virtually                                                   risk is to purchase businesses trading
all of the underperformance stemmed from     Class C Shares              9.51             below their estimated true value. Thus,
our lack of exposure to the energy and                                                    if our assessment of the company's
utilities sectors, the two best              Class R Shares             10.03             future is incorrect and the stock
performing sectors of the MSCI World                                                      retreats in price, the impact should be
Index during the 12-month period. The        MSCI World Index (Broad                      tempered since we originally acquired
"Market conditions and your Fund"            Market and Style-specific                    the stock at less than estimated true
section below offers our reasoning for       Index)                     13.27             value.
avoiding those sectors.
                                             Lipper Global Multi-Cap                         Holdings are considered for sale if:
                                             Core Fund Index (Peer
                                             Group Index)               15.58             o  a more attractive investment
                                                                                             opportunity exists
                                             SOURCE: LIPPER, INC.
                                                                                          o  full value of the investment is
                                             ========================================        deemed to have been realized

=====================================================================================        Holdings are also considered for sale
                                                                                          if the original thesis for buying the
HOW WE INVEST                                   In conducting a comprehensive             company has changed due to a fundamental
                                             analysis of a company, we strive to          negative change in management strategy
We view ourselves as business people         identify U.S. or foreign stocks which        or a fundamental negative change in
buying businesses and consider the           have:                                        competitive environment.
purchase of a stock as an ownership
interest in a business. We strive to         o  sustainable competitive advantages        MARKET CONDITIONS AND YOUR FUND
develop a proprietary view of businesses
through in-depth, fundamental research       o  strong growth prospects                   International stocks outperformed their
that includes careful financial                                                           U.S. counterparts during the fiscal
statement analysis and meetings with         o  high barriers to entry                    year, which aided your Fund's absolute
company management teams. We then seek                                                    returns. Global stocks fared especially
to purchase businesses whose stock           o  honest and capable management teams       well in the third quarter of 2005, when
prices are valued below what we have                                                      investors moved money into foreign
calculated to be the true value of the          Also central to the Trimark               equities in the wake of Hurricane
company based on its future cash flows,      discipline is our adherence to an            Katrina.
management performance and business          investment horizon of three to five
fundamentals.                                years. We use this long-term investment      During the fiscal year, global
                                             approach because we believe good             investors continued to chase energy and
                                             business strategies usually take that        utilities stocks--areas in which your
                                             amount of time to implement and to           Fund had no
                                             produce strong earnings                                                  (continued)


========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*
By sector
                                                1. Broadcasting & Cable TV       7.0%      1. CEMEX, S.A. de C.V.-ADR
             [PIE CHART]                                                                      (Mexico)                      5.1%
                                                2. Construction Materials        6.8
Consumer Discretionary             27.5%                                                   2. Reed Elsevier PLC (United
Information Technology             14.2%        3. Publishing                    4.4          Kingdom)                      4.4
Materials                          12.6%
Financials                         10.9%        4. Advertising                   4.3       3. WPP Group PLC (United
Consumer Staples                   11.0%                                                      Kingdom)                      4.3
Industrials                        10.4%        5. Office Electronics            3.7
Health Care                         8.3%                                                   4. Grupo Televisa, S.A.-ADR
U.S. Government Agencies Plus                  TOTAL NET ASSETS        $30.4 MILLION          (Mexico)                      4.1
Other Assets Less Liabilities       5.1%
                                               TOTAL NUMBER OF HOLDINGS*          38       5. Canon Inc. (Japan)            3.7

                                                                                           6. Smiths Group PLC (United
                                                                                              Kingdom)                      3.5

                                                                                           7. Costco Wholesale Corp.        3.4

                                                                                           8. Sherwin-Williams Co. (The)    3.2

                                                                                           9. Oracle Corp.                  3.1

                                                                                          10. Willis Group Holdings Ltd.
                                                                                              (United Kingdom)              3.0

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding U.S. Government Agency Securities.
========================================     ========================================     ========================================

AIM TRIMARK FUND


exposure. Our lack of exposure to oil        most hindered performance. The               business people who buy businesses and
and gas and base metal companies has         financials sector lagged as investors        to continuously strive to upgrade the
stemmed from our inability to predict        worried about the potentially adverse        quality of your Fund's portfolio.
the future prices of the underlying          impact rising interest rates could have      Meanwhile, we thank you for your
commodities. Unfortunately, the vast         on financial stocks.                         investment in AIM Trimark Fund and for
majority of oil and gas or base metal                                                     sharing our long-term investment
companies' fortunes rise and fall with          Among the top contributors to Fund        perspective.
the underlying unit price of their           performance was WELLPOINT, INC., the
commodities. Therefore, to be able to        largest health insurer in the United         THE VIEWS AND OPINIONS EXPRESSED IN
invest your money in one of these            States. WellPoint has an excellent track     MANAGEMENT'S DISCUSSION OF FUND
companies would mean we would have to        record and has gained control of a           PERFORMANCE ARE THOSE OF A I M ADVISORS,
have strong conviction on where the          significant portion of market share          INC. THESE VIEWS AND OPINIONS ARE
commodity prices are going over the long     through its relationships with Blue          SUBJECT TO CHANGE AT ANY TIME BASED ON
term. We do not have that level of           Cross--Registered Trademark--Blue            FACTORS SUCH AS MARKET AND ECONOMIC
necessary conviction, nor have we ever.      Shield--Registered Trademark--providers.     CONDITIONS. THESE VIEWS AND OPINIONS MAY
Similarly, we have tended to shy away        (WellPoint owns Blue Cross--Registered       NOT BE RELIED UPON AS INVESTMENT ADVICE
from investments in utility companies.       Trademark--Blue Shield--Registered           OR RECOMMENDATIONS, OR AS AN OFFER FOR A
In general, we believe these companies       Trademark--networks in 13 states             PARTICULAR SECURITY. THE INFORMATION IS
lack superior growth potential. The          including Georgia, California, Missouri      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
strong performance of utility companies      and Wisconsin.) Our long-term view of        OF ANY MARKET, COUNTRY, INDUSTRY,
during the fiscal year was driven by the     WellPoint came into play when a rumor        SECURITY OR THE FUND. STATEMENTS OF FACT
market's thirst for yields.                  spread that New York State Attorney          ARE FROM SOURCES CONSIDERED RELIABLE,
                                             General Elliot Spitzer was investigating     BUT A I M ADVISORS, INC. MAKES NO
   The investment discipline we have         U.S. insurer practices. This caused          REPRESENTATION OR WARRANTY AS TO THEIR
applied for over 24 years has not been       insurance company stock prices to            COMPLETENESS OR ACCURACY. ALTHOUGH
based on chasing yields or speculating       tumble, and we took the opportunity to       HISTORICAL PERFORMANCE IS NO GUARANTEE
which direction commodity prices will        buy WellPoint at an attractive               OF FUTURE RESULTS, THESE INSIGHTS MAY
go. Instead, our investment discipline       valuation. We believe WellPoint will         HELP YOU UNDERSTAND OUR INVESTMENT
is focused entirely on investing your        continue to expand by using its market       MANAGEMENT PHILOSOPHY.
money in businesses with capable             presence to drive costs down which will
management teams, superior growth            help to lower the price of its medical             See important Fund and index
prospects, and defendable barriers to        care plans further to attract more               disclosures inside front cover.
entry, where we have a proprietary           businesses.
long-term view. Sometimes this focused
discipline results in us being out of           Electronics retailer RADIOSHACK CORP.                 TYE BOUSADA, Chartered
step with equity markets on a shorter        was your Fund's leading detractor.           [BOUSADA    Financial Analyst, is lead
term basis, as we have been recently.        Wireless sales fell at company stores          PHOTO]    portfolio manager of AIM
However, the long term performance of        led by declining results for Verizon                     Trimark Fund. Prior to
your fund is our main focus.                 Wireless phones after the two companies                  joining AIM in 1999, Mr.
                                             ended a resale agreement. RadioShack's                   Bousada worked as an
   Currency fluctuations hindered total      chief executive said the company faced       investment analyst. He earned an Honors
return as the valuation of the U.S.          an uncertain fourth quarter as it            B.A. in business administration from The
dollar appreciated versus foreign            relates to wireless. By the end of the       University of Western Ontario.
currency, including the euro, British        year we had reduced our position in
pound and the Japanese yen. The rise in      RadioShack as our view of the future                     DANA LOVE, Chartered
the value of the dollar hurt your Fund's     prospects of the business became more                    Financial Analyst, joined
performance because stocks purchased in      uncertain.                                    [LOVE      AIM in 1999. He began his
foreign currencies were consequently                                                       PHOTO]     investment career in 1993.
worth less when translated into U.S.            Changes we made to your Fund during                   He is a Certified Financial
dollars.                                     the fiscal year included acquisition of                  Planner and received a M.S.
                                             hotel chain company ACCOR S. A. and the      in finance from the London Business
   Because of our investment approach of     sale of upscale eyeglass frame maker         School in 1998 and a B.A. in sociology
focusing on a portfolio of different         LUXOTTICA GROUP S.P.A. We believe Accor     from the University of Waterloo in 1992.
business ideas rather than market            should generate strong returns, once it
sectors, your Fund shares little in          has sold off its low-return assets to
common with benchmark sector weights.        invest in growth markets such as Asia,
However, if we were to broadly               Latin America and Eastern Europe. We
categorize businesses with which we had      purchased the stock at a significant
the most success during the fiscal year,     discount to our estimate of long-term
companies in the health care and             intrinsic value. We sold Luxottica Group
materials sectors contributed the most       when we believed the stock was fully
to Fund performance. Demand for health       valued and we saw better investment
care products and services tends to          opportunities.
remain constant regardless of economic
conditions, and the materials sector         IN CLOSING
benefited from efforts to improve
infrastructure in different markets          In a market that continues to focus
around the world. Although every sector      increasingly on short-term results, we
in which we invested had a positive          continue to believe that shareholders
absolute return, our investments in          will benefit from maintaining a                        [RIGHT ARROW GRAPHIC]
financials                                   long-term investment perspective. While
                                             we can never promise or predict              For a presentation of your Fund's
                                             performance, we pledge to adhere to our      long-term performance, please see
                                             discipline of being                          Pages 6 and 7.


AIM TRIMARK FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       actual ending account balance or
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then         expenses you paid for the period. You
costs, which may include sales charges       multiply the result by the number in the     may use this information to compare the
(loads) on purchase payments; contingent     table under the heading entitled "Actual     ongoing costs of investing in the Fund
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate     and other funds. To do so, compare this
and redemption fees, if any; and (2)         the expenses you paid on your account        5% hypothetical example with the 5%
ongoing costs, including management          during this period.                          hypothetical examples that appear in the
fees; distribution and/or service fees                                                    shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR
example is intended to help you              COMPARISON PURPOSES                             Please note that the expenses shown
understand your ongoing costs (in                                                         in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account       any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based       charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and       contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's     any. Therefore, the hypothetical
May 1, 2005, through October 31, 2005.       actual return. The Fund's actual             information is useful in comparing
                                             cumulative total returns at net asset        ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months      you determine the relative total costs
                                             ended October 31, 2005, appear in the        of owning different funds. In addition,
The table below provides information         table "Cumulative Total Returns" on          if these transactional costs were
about actual account values and actual       page 7.                                      included, your costs would have been
expenses. You may use the information in                                                  higher.
this table, together with the amount you
invested, to estimate the

====================================================================================================================================

                                                    ACTUAL                              HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)


                       BEGINNING           ENDING            EXPENSES             ENDING            EXPENSES          ANNUALIZED
     SHARE           ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE        PAID DURING         EXPENSE
     CLASS             (5/01/05)        (10/31/05)(1)      PERIOD(2),(3)        (10/31/05)        PERIOD(2),(4)         RATIO
       A              $1,000.00         $1,041.90             $11.27            $1,014.17            $11.12              2.19%
       B               1,000.00          1,038.60              14.90             1,010.59             14.70              2.90
       C               1,000.00          1,038.60              14.90             1,010.59             14.70              2.90
       R               1,000.00          1,040.10              12.34             1,013.11             12.18              2.40

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2005, appear in the table "Cumulative Total Returns" on page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on July 1, 2005, the distributor contractually agreed to reduce rule 12b-1 plan fees for Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 2.15% for Class A shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $11.07 for Class A shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $10.92 for Class A shares.

====================================================================================================================================

                                                                                          [ARROW     For More Information Visit
                                                                                          BUTTON     AIMinvestments.com
                                                                                          IMAGE]

AIM TRIMARK FUND


YOUR FUND'S LONG-TERM PERFORMANCE



RESULTS OF A $10,000 INVESTMENT

Fund data from 11/4/03, index data from 10/31/03

                                [MOUNTAIN CHART]

========================================================================================
      Date     AIM Trimark      AIM Trimark       AIM Trimark     Lipper      MSCI World
                 Fund-              Fund-            Fund-        Global         Index
                Class A         Class B Shares     Class C       Multi-Cap
                Shares                             Shares        Core Fund
                                                                   Index
     10/31/03     $9450            $10000           $10000         $10000      $10000
        11/03      9545             10090            10090          10199       10151
        12/03      9809             10369            10369          10724       10787
         1/04      9950             10509            10509          10937       10960
         2/04     10054             10620            10620          11134       11144
         3/04      9997             10560            10560          11108       11070
         4/04      9931             10480            10480          10884       10843
         5/04      9940             10480            10480          10951       10934
         6/04     10158             10710            10710          11155       11167
         7/04      9629             10140            10140          10789       10802
         8/04      9544             10039            10039          10833       10849
         9/04      9723             10229            10229          11054       11055
        10/04      9808             10309            10309          11364       11325
        11/04     10365             10889            10889          11928       11920
        12/04     10809             11349            11349          12404       12375
         1/05     10648             11179            11179          12247       12097
         2/05     10808             11339            11339          12631       12480
         3/05     10591             11108            11108          12400       12239
         4/05     10374             10868            10868          12178       11971
         5/05     10592             11088            11088          12385       12184
         6/05     10677             11178            11178          12533       12289
         7/05     11064             11578            11578          12992       12718
         8/05     11017             11518            11518          13054       12814
         9/05     11045             11537            11537          13413       13147
        10/05     10813             10890            11290          13134       12828
========================================================================================
                                                                    Source: Lipper, Inc.

The data shown in the chart include          reflect sales charges. Performance of an
reinvested distributions, applicable         index of funds reflects fund expenses
sales charges, Fund expenses and             and management fees; performance of a
management fees. Results for Class B         market index does not. Performance shown
shares are calculated as if a                in the chart and table(s) does not
hypothetical shareholder had liquidated      reflect deduction of taxes a shareholder
his entire investment in the Fund at the     would pay on Fund distributions or sale
close of the reporting period and paid       of Fund shares. Performance of the
the applicable contingent deferred sales     indexes does not reflect the effects of
charges. Index results include               taxes.
reinvested dividends, but they do not

AIM TRIMARK FUND

========================================     ========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
As of 10/31/05, including applicable         As of 9/30/05, most recent calendar          6 months ended 10/31/05, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                     4.19%
Inception (11/4/03)                4.00%     CLASS A SHARES
 1 Year                            4.19      Inception (11/4/03)                5.37%     Class B Shares                     3.86
                                              1 Year                            7.35
CLASS B SHARES                                                                            Class C Shares                     3.86
Inception (11/4/03)                4.37      CLASS B SHARES
 1 Year                            4.51      Inception (11/4/03)                5.82      Class R Shares                     4.01
                                              1 Year                            7.81
CLASS C SHARES
Inception (11/4/03)                6.28      CLASS C SHARES
 1 Year                            8.51      Inception (11/4/03)                7.80
                                              1 Year                           11.81
CLASS R SHARES
Inception                          6.81      CLASS R SHARES
 1 Year                           10.03      Inception                          8.35
                                              1 Year                           13.42

========================================     ========================================     ========================================

   CLASS R SHARES' INCEPTION DATE IS         PERFORMANCE FIGURES REFLECT REINVESTED       END SALES CHARGE; RETURNS SHOWN ARE AT
APRIL 30, 2004. RETURNS SINCE THAT DATE      DISTRIBUTIONS, CHANGES IN NET ASSET          NET ASSET VALUE AND DO NOT REFLECT A
ARE HISTORICAL RETURNS. ALL OTHER            VALUE AND THE EFFECT OF THE MAXIMUM          0.75% CDSC THAT MAY BE IMPOSED ON A
RETURNS ARE BLENDED RETURNS OF               SALES CHARGE UNLESS OTHERWISE STATED.        TOTAL REDEMPTION OF RETIREMENT PLAN
HISTORICAL CLASS R SHARE PERFORMANCE AND     INVESTMENT RETURN AND PRINCIPAL VALUE        ASSETS WITHIN THE FIRST YEAR.
RESTATED CLASS A SHARE PERFORMANCE (FOR      WILL FLUCTUATE SO THAT YOU MAY HAVE A
PERIODS PRIOR TO THE INCEPTION DATE OF       GAIN OR LOSS WHEN YOU SELL SHARES.              A REDEMPTION FEE OF 2% WILL BE
CLASS R SHARES) AT NET ASSET VALUE,                                                       IMPOSED ON CERTAIN REDEMPTIONS OR
ADJUSTED TO REFLECT THE HIGHER RULE             CLASS A SHARE PERFORMANCE REFLECTS        EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
12b-1 FEES APPLICABLE TO CLASS R SHARES.     THE MAXIMUM 5.50% SALES CHARGE, AND          OF PURCHASE. EXCEPTIONS TO THE
CLASS A SHARES' INCEPTION DATE IS            CLASS B AND CLASS C SHARE PERFORMANCE        REDEMPTION FEE ARE LISTED IN THE FUND'S
NOVEMBER 4, 2003.                            REFLECTS THE APPLICABLE CONTINGENT           PROSPECTUS.
                                             DEFERRED SALES CHARGE (CDSC) FOR THE
   THE PERFORMANCE DATA QUOTED REPRESENT     PERIOD INVOLVED. THE CDSC ON CLASS B            THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        SHARES DECLINES FROM 5% BEGINNING AT THE     CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT           TIME OF PURCHASE TO 0% AT THE BEGINNING      SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY BE LOWER OR HIGHER.          OF THE SEVENTH YEAR. THE CDSC ON CLASS C     EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      SHARES IS 1% FOR THE FIRST YEAR AFTER
MOST RECENT MONTH-END PERFORMANCE.           PURCHASE. CLASS R SHARES DO NOT HAVE A          HAD THE ADVISOR NOT WAIVED FEES
                                             FRONT-                                       AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

AIM TRIMARK FUND



APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      AIM currently is providing satisfactory      of this fee waiver and noted that it
Funds (the "Board") oversees the             services in accordance with the terms of     remains in effect until June 30,2006.
management of AIM Trimark Fund (the          the Advisory Agreement.                      The Board also noted that AIM has
"Fund") and, as required by law,                                                          contractually agreed to waive fees
determines annually whether to approve       o The performance of the Fund relative       and/or limit expenses of the Fund
the continuance of the Fund's advisory       to comparable funds. The Board reviewed      through October 31, 2005 so that total
agreement with A I M Advisors, Inc.          the performance of the Fund during the       annual operating expenses are limited to
("AIM"). Based upon the recommendation       past one calendar year against the           a specified percentage of average daily
of the Investments Committee of the          performance of funds advised by other        net assets for each class of the Fund.
Board, which is comprised solely of          advisors with investment strategies          The Board considered the contractual
independent trustees, at a meeting held      comparable to those of the Fund. The         nature of this fee waiver/expense
on June 30, 2005, the Board, including       Board noted that the Fund's performance      limitation and noted that it remains in
all of the independent trustees,             in such period was below the median          effect until October 31, 2005. The Board
approved the continuance of the advisory     performance of such comparable funds.        considered the effect these fee
agreement (the "Advisory Agreement")         The Board noted that, because the Fund       waivers/expense limitations would have
between the Fund and AIM for another         has recently commenced operations,           on the Fund's estimated expenses for the
year, effective July 1, 2005.                comparative performance information was      Fund.
                                             only available for one year and that
   The Board considered the factors          more time was needed to adequately           o Breakpoints and economies of scale.
discussed below in evaluating the            assess whether the Fund was                  The Board reviewed the structure of the
fairness and reasonableness of the           under-performing. Based on this review,      Fund's advisory fee under the Advisory
Advisory Agreement at the meeting on         the Board concluded that no changes          Agreement, noting that it includes one
June 30, 2005 and as part of the Board's     should be made to the Fund and that it       breakpoint. The Board reviewed the
ongoing oversight of the Fund. In their      was not necessary to change the Fund's       level of the Fund's advisory fees, and
deliberations, the Board and the             portfolio management team at this time.      noted that such fees, as a percentage of
independent trustees did not identify                                                     the Fund's net assets, would decrease as
any particular factor that was               o The performance of the Fund relative       net assets increase because the Advisory
controlling, and each trustee attributed     to indices. The Board reviewed the           Agreement includes a breakpoint. The
different weights to the various             performance of the Fund during the past      Board noted that, due to the Fund's
factors.                                     one calendar year against the                current asset levels and the way in
                                             performance of the Lipper Global             which the advisory fee breakpoints have
   One of the responsibilities of the        Multi-Cap Growth Index. The Board noted      been structured, the Fund has yet to
Senior Officer of the Fund, who is           that the Fund's performance in such          benefit from the breakpoint. The Board
independent of AIM and AIM's affiliates,     period was below the performance of such     noted that AIM has contractually agreed
is to manage the process by which the        Index. The Board noted that, because the     to waive advisory fees of the Fund
Fund's proposed management fees are          Fund has recently commenced operations,      through June 30, 2006 to the extent
negotiated to ensure that they are           comparative performance information was      necessary so that the advisory fees
negotiated in a manner which is at arm's     only available for one year and that         payable by the Fund do not exceed a
length and reasonable. To that end, the      more time was needed to adequately           specified maximum advisory fee rate,
Senior Officer must either supervise a       assess whether the Fund was                  which maximum rate includes breakpoints
competitive bidding process or prepare       under-performing. Based on this review,      and is based on net asset levels. The
an independent written evaluation. The       the Board concluded that no changes          Board concluded that the Fund's fee
Senior Officer has recommended an            should be made to the Fund and that it       levels under the Advisory Agreement
independent written evaluation in lieu       was not necessary to change the Fund's       therefore would reflect economies of
of a competitive bidding process and,        portfolio management team at this time.      scale at higher asset levels and that it
upon the direction of the Board, has                                                      was not necessary to change the advisory
prepared such an independent written         o Meeting with the Fund's portfolio          fee breakpoints in the Fund's advisory
evaluation. Such written evaluation also     managers and investment personnel. With      fee schedule.
considered certain of the factors            respect to the Fund, the Board is
discussed below. In addition, as             meeting periodically with such Fund's        o Investments in affiliated money market
discussed below, the Senior Officer made     portfolio managers and/or other              funds. The Board also took into account
certain recommendations to the Board in      investment personnel and believes that       the fact that uninvested cash and cash
connection with such written evaluation.     such individuals are competent and able      collateral from securities lending
                                             to continue to carry out their               arrangements (collectively, "cash
   The discussion below serves as a          responsibilities under the Advisory          balances") of the Fund may be invested
summary of the Senior Officer's              Agreement.                                   in money market funds advised by AIM
independent written evaluation and                                                        pursuant to the terms of an SEC
recommendations to the Board in              o Overall performance of AIM. The Board      exemptive order. The Board found that
connection therewith, as well as a           considered the overall performance of        the Fund may realize certain benefits
discussion of the material factors and       AIM in providing investment advisory and     upon investing cash balances in AIM
the conclusions with respect thereto         portfolio administrative services to the     advised money market funds, including a
that formed the basis for the Board's        Fund and concluded that such performance     higher net return, increased liquidity,
approval of the Advisory Agreement.          was satisfactory.                            increased diversification or decreased
After consideration of all of the                                                         transaction costs. The Board also found
factors below and based on its informed      o Fees relative to those of clients of       that the Fund will not receive reduced
business judgment, the Board determined      AIM with comparable investment               services if it invests its cash balances
that the Advisory Agreement is in the        strategies. The Board noted that AIM         in such money market funds. The Board
best interests of the Fund and its           does not serve as an advisor to other        noted that, to the extent the Fund
shareholders and that the compensation       mutual funds or other clients with           invests in affiliated money market
to AIM under the Advisory Agreement is       investment strategies comparable to          funds, AIM has voluntarily agreed to
fair and reasonable and would have been      those of the Fund.                           waive a portion of the advisory fees it
obtained through arm's length                                                             receives from the Fund attributable to
negotiations.                                o Fees relative to those of comparable       such investment. The Board further
                                             funds with other advisors. The Board         determined that the proposed securities
o The nature and extent of the advisory      reviewed the advisory fee rate for the       lending program and related procedures
services to be provided by AIM. The          Fund under the Advisory Agreement. The       with respect to the lending Fund is in
Board reviewed the services to be            Board compared effective contractual         the best interests of the lending Fund
provided by AIM under the Advisory           advisory fee rates at a common asset         and its respective shareholders. The
Agreement. Based on such review, the         level and noted that the Fund's rate was     Board therefore concluded that the
Board concluded that the range of            below the median rate of the funds           investment of cash collateral received
services to be provided by AIM under the     advised by other advisors with               in connection with the securities
Advisory Agreement was appropriate and       investment strategies comparable to          lending pro gram in the money market
that AIM currently is providing services     those of the Fund that the Board             funds according to the procedures is in
in accordance with the terms of the          reviewed. The Board noted that AIM has       the best interests of the lending Fund
Advisory Agreement.                          agreed to waive advisory fees of the         and its respective shareholders.
                                             Fund and to limit the Fund's total
o The quality of services to be provided     operating expenses, as discussed below.      o Independent written evaluation and
by AIM. The Board reviewed the               Based on this review, the Board              recommendations of the Fund's Senior
credentials and experience of the            concluded that the advisory fee rate for     Officer. The Board noted that, upon
officers and employees of AIM who will       the Fund under the Advisory Agreement        their direction, the Senior Officer of
provide investment advisory services to      was fair and reasonable.                     the Fund, who is independent of AIM and
the Fund. In reviewing the                                                                AIM's affiliates, had prepared an
qualifications of AIM to provide             o Expense limitations and fee waivers.       independent written evaluation in order
investment advisory services, the Board      The Board noted that AIM has                 to assist the Board in determining the
reviewed the qualifications of AIM's         contractually agreed to waive advisory       reasonableness of the proposed
investment personnel and considered such     fees of the Fund through June 30, 2006 to    management fees of the AIM Funds,
issues as AIM's portfolio and product        the extent necessary so that the             including the Fund.
review process, various back office          advisory fees payable by the Fund do not
support functions provided by AIM and        exceed a specified maximum advisory fee
AIM's equity and fixed income trading        rate, which maximum rate includes
operations. Based on the review of these     breakpoints and is based on net asset
and other factors, the Board concluded       levels. The Board considered the
that the quality of services to be           contractual nature
provided by AIM was appropriate and that

                                                                                                                         (continued)

AIM TRIMARK FUND

The Board noted that the Senior              The Board also considered the governance     funds. The Board noted that, because the
Officer's written evaluation had been        and compliance reforms being undertaken      Fund has recently commenced operations,
relied upon by the Board in this regard      by AIM and its affiliates, including         comparative performance information was
in lieu of a competitive bidding             maintaining an internal controls             only available for one year and that
process. In determining whether to           committee and retaining an independent       more time was needed to adequately
continue the Advisory Agreement for the      compliance consultant, and the fact that     assess whether the Fund was
Fund, the Board considered the Senior        AIM has undertaken to cause the Fund to      under-performing. Based on this review,
Officer's written evaluation and the         operate in accordance with certain           the Board concluded that no changes
recommendation made by the Senior            governance policies and practices. The       should be made to the Fund and that it
Officer to the Board that the Board          Board concluded that these actions           was not necessary to change the Fund's
consider implementing a process to           indicated a good faith effort on the         portfolio management team at this time.
assist them in more closely monitoring       part of AIM to adhere to the highest
the performance of the AIM Funds. The        ethical standards, and determined that       o The performance of the Fund relative
Board concluded that it would be             the current regulatory and litigation        to indices. The Board reviewed the
advisable to implement such a process as     environment to which AIM is subject          performance of the Fund during the past
soon as reasonably practicable.              should not prevent the Board from            one calendar year against the
                                             continuing the Advisory Agreement for        performance of the Lipper Global
o Profitability of AIM and its               the Fund.                                    Multi-Cap Growth Index. The Board noted
affiliates. The Board reviewed                                                            that the Fund's performance in such
information concerning the profitability     APPROVAL OF SUB-ADVISORY AGREEMENT           period was below the performance of such
of AIM's (and its affiliates')                                                            Index. The Board noted that, because the
investment advisory and other activities     The Board oversees the management of the     Fund has recently commenced operations,
and its financial condition. The Board       Fund and, as required by law, determines     comparative performance information was
considered the overall profitability of      annually whether to approve the              only available for one year and that
AIM, as well as the profitability of AIM     continuance of the Fund's sub-advisory       more time was needed to adequately
in connection with managing the Fund.        agreement. Based upon the recommendation     assess whether the Fund was
The Board noted that AIM's operations        of the Investments Committee of the          under-performing. Based on this review,
remain profitable, although increased        Board, which is comprised solely of          the Board concluded that no changes
expenses in recent years have reduced        independent trustees, at a meeting held      should be made to the Fund and that it
AIM's profitability. Based on the review     on June 30, 2005, the Board, including       was not necessary to change the Fund's
of the profitability of AIM's and its        all of the independent trustees,             portfolio management team at this time.
affiliates' investment advisory and          approved the continuance of the
other activities and its financial           sub-advisory agreement (the                  o Meetings with the Fund's portfolio
condition, the Board concluded that the      "Sub-Advisory Agreement") between AIM        managers and investment personnel. The
compensation to be paid by the Fund to       Funds Management Inc. (the                   Board is meeting periodically with the
AIM under its Advisory Agreement was not     "Sub-Advisor") and AIM with respect to       Fund's portfolio managers and/or other
excessive.                                   the Fund for another year, effective         investment personnel and believes that
                                             July 1, 2005.                                such individuals are competent and able
o Benefits of soft dollars to AIM. The                                                    to continue to carry out their
Board considered the benefits realized          The Board considered the factors          responsibilities under the Sub-Advisory
by AIM as a result of brokerage              discussed below in evaluating the            Agreement.
transactions executed through "soft          fairness and reasonableness of the
dollar" arrangements. Under these            Sub-Advisory Agreement at the meeting on     o Overall performance of the
arrangements, brokerage commissions paid     June 30, 2005 and as part of the Board's     Sub-Advisor. The Board considered the
by the Fund and/or other funds advised       ongoing oversight of the Fund. In their      overall performance of the Sub-Advisor
by AIM are used to pay for research and      deliberations, the Board and the             in providing investment advisory
execution services. This research is         independent trustees did not identify        services to the Fund and concluded that
used by AIM in making investment             any particular factor that was               such performance was satisfactory.
decisions for the Fund. The Board            controlling, and each trustee attributed
concluded that such arrangements were        different weights to the various             o Advisory fees, expense limitations and
appropriate.                                 factors.                                     fee waivers, and breakpoints and
                                                                                          economies of scale. In reviewing these
o AIM's financial soundness in light of         The discussion below serves as a          factors, the Board considered only the
the Fund's needs. The Board considered       discussion of the material factors and       advisory fees charged to the Fund by AIM
whether AIM is financially sound and has     the conclusions with respect thereto         and did not consider the sub- advisory
the resources necessary to perform its       that formed the basis for the Board's        fees paid by AIM to the Sub-Advisor. The
obligations under the Advisory               approval of the Sub-Advisory Agreement.      Board believes that this approach is
Agreement, and concluded that AIM has        After consideration of all of the            appropriate because the sub-advisory
the financial resources necessary to         factors below and based on its informed      fees have no effect on the Fund or its
fulfill its obligations under the            business judgment, the Board determined      share holders, as they are paid by AIM
Advisory Agreement.                          that the Sub-Advisory Agreement is in        rather than the Fund. Furthermore, AIM
                                             the best interests of the Fund and its       and the Sub-Advisor are affiliates and
o Historical relationship between the        shareholders.                                the Board believes that the allocation
Fund and AIM. In determining whether to                                                   of fees between them is a business
continue the Advisory Agreement for the      o The nature and extent of the advisory      matter, provided that the advisory fees
Fund, the Board also considered the          services to be provided by the               charged to the Fund are fair and
prior relationship between AIM and the       Sub-Advisor. The Board reviewed the          reasonable.
Fund, as well as the Board's knowledge       services to be provided by the
of AIM's operations, and concluded that      Sub-Advisor under the Sub-Advisory           o Profitability of AIM and its
it was beneficial to maintain the            Agreement. Based on such review, the         affiliates. The Board reviewed
current relationship, in part, because       Board concluded that the range of            information concerning the profitability
of such knowledge. The Board also            services to be provided by the               of AIM's (and its affiliates')
reviewed the general nature of the           Sub-Advisor under the Sub-Advisory           investment advisory and other activities
non-investment advisory services             Agreement was appropriate and that the       and its financial condition. The Board
currently performed by AIM and its           Sub-Advisor currently is providing           considered the overall profitability of
affiliates, such as administrative,          services in accordance with the terms of     AIM, as well as the profitability of AIM
transfer agency and distribution             the Sub-Advisory Agreement.                  in connection with managing the Fund.
services, and the fees received by AIM                                                    The Board noted that AIM's operations
and its affiliates for performing such       o The quality of services to be provided     remain profitable, although increased
services. In addition to reviewing such      by the Sub- Advisor. The Board reviewed      expenses in recent years have reduced
services, the trustees also considered       the credentials and experience of the        AIM's profitability. Based on the review
the organizational structure employed by     officers and employees of the                of the profitability of AIM's and its
AIM and its affiliates to provide those      Sub-Advisor who will provide investment      affiliates' investment advisory and
services. Based on the review of these       advisory services to the Fund. Based on      other activities and its financial
and other factors, the Board concluded       the review of these and other factors,       condition, the Board concluded that the
that AIM and its affiliates were             the Board concluded that the quality of      compensation to be paid by the Fund to
qualified to continue to provide             services to be provided by the               AIM under its Advisory Agreement was not
non-investment advisory services to the      Sub-Advisor was appropriate, and that        excessive.
Fund, including administrative, transfer     the Sub-Advisor currently is providing
agency and distribution services, and        satisfactory services in accordance with     o The Sub-Advisor's financial soundness
that AIM and its affiliates currently        the terms of the Sub-Advisory Agreement.     in light of the Fund's needs. The Board
are providing satisfactory                                                                considered whether the Sub-Advisor is
non-investment advisory services.            o The performance of the Fund relative       financially sound and has the resources
                                             to comparable funds. The Board reviewed      necessary to perform its obligations
o Other factors and current trends. In       the performance of the Fund during the       under the Sub-Advisory Agreement, and
determining whether to continue the          past one calendar year against the           concluded that the Sub-Advisor has the
Advisory Agreement for the Fund, the         performance of funds advised by other        financial resources necessary to fulfill
Board considered the fact that AIM,          advisors with investment strategies          its obligations under the Sub-Advisory
along with others in the mutual fund         comparable to those of the Fund. The         Agreement.
industry, is subject to regulatory           Board noted that the Fund's performance
inquiries and litigation related to a        in such period was below the median
wide range of issues.                        performance of such comparable

     SUPPLEMENT TO ANNUAL REPORT DATED 10/31/05

AIM TRIMARK FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES
                                             AVERAGE ANNUAL TOTAL RETURNS                       PLEASE NOTE THAT PAST PERFORMANCE
The following information has been           For periods ended 10/31/05                   IS NOT INDICATIVE OF FUTURE RESULTS.
prepared to provide Institutional Class                                                   MORE RECENT RETURNS MAY BE MORE OR LESS
shareholders with a performance overview     Inception                          7.27%     THAN THOSE SHOWN. ALL RETURNS ASSUME
specific to their holdings.                    1 Year                          10.58      REINVESTMENT OF DISTRIBUTIONS AT NET
Institutional Class shares are offered         6 Months*                        4.36      ASSET VALUE. INVESTMENT RETURN AND
exclusively to institutional investors,                                                   PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
including defined contribution plans         ========================================     SHARES, WHEN REDEEMED, MAY BE WORTH MORE
that meet certain criteria.                                                               OR LESS THAN THEIR ORIGINAL COST. SEE
                                             AVERAGE ANNUAL TOTAL RETURNS                 FULL REPORT FOR INFORMATION ON
                                             For periods ended 9/30/05, most recent       COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             calendar quarter-end                         YOUR FUND PROSPECTUS FOR MORE
                                                                                          INFORMATION. FOR THE MOST CURRENT
                                             Inception                          8.78%     MONTH-END PERFORMANCE, PLEASE CALL
                                               1 Year                          13.98      800-451-4246 OR VISIT
                                               6 Months*                        4.45      AIMINVESTMENTS.COM.

                                             * Cumulative total return that has not
                                               been annualized

                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV).

                                                   INSTITUTIONAL CLASS SHARES'
                                             INCEPTION DATE IS APRIL 30, 2004.
                                             RETURNS SINCE THAT DATE ARE HISTORICAL
                                             RETURNS. ALL OTHER RETURNS ARE BLENDED
                                             RETURNS OF HISTORICAL INSTITUTIONAL
                                             CLASS SHARE PER FORMANCE AND RESTATED
                                             CLASS A SHARE PERFORMANCE (FOR PERIODS
                                             PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
========================================     VALUE AND REFLECT THE HIGHER RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS
NASDAQ SYMBOL                     ATKIX      A SHARES' INCEPTION DATE IS NOVEMBER 4,
                                             2003. PERFORMANCE OF INSTITUTIONAL CLASS
========================================     SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES DUE TO DIFFERING
                                             SALES CHARGES AND CLASS EXPENSES.

                                                                                       Over for information on your Fund's expenses.

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [YOUR GOALS.
                                                        OUR SOLUTIONS.]                      [AIM INVESTMENTS LOGO]
                                                   - REGISTERED TRADEMARK -                 - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM      T-TRI-INS-1

     INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for           The hypothetical account values
                                             example, an $8,600 account value divided     and expenses may not be used to estimate
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          the actual ending account balance or
ongoing costs, including management          result by the number in the table under      expenses you paid for the period. You
fees and other Fund expenses. This           the heading entitled "Actual Expenses        may use this information to compare the
example is intended to help you              Paid During Period" to estimate the          ongoing costs of investing in the Fund
understand your ongoing costs (in            expenses you paid on your account during     and other funds. To do so, compare this
dollars) of investing in the Fund and to     this period.                                 5% hypothetical example with the 5%
compare these costs with ongoing costs                                                    hypothetical examples that appear in the
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
example is based on an investment of         PURPOSES
$1,000 invested at the beginning of the                                                         Please note that the expenses
period and held for the entire period        The table below also provides                shown in the table are meant to
May 1, 2005, through October 31, 2005.       information about hypothetical account       highlight your ongoing costs only.
                                             values and hypothetical expenses based       Therefore, the hypothetical informa-
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       tion is useful in comparing ongoing
                                             an assumed rate of return of 5% per year     costs only, and will not help you
The table below provides information         before expenses, which is not the Fund's     determine the relative total costs of
about actual account values and actual       actual return. The Fund's actual cumu-       owning different funds.
expenses. You may use the information in     lative total return after expenses for
this table, together with the amount you     the six months ended October 31, 2005,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                     ACTUAL                           HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING               EXPENSES         ENDING             EXPENSES       ANNUALIZED
SHARE               ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING      EXPENSE
CLASS                 (5/1/05)         (10/31/05)(1)           PERIOD(2)       (10/31/05)          PERIOD(2)        RATIO
Institutional        $ 1,000.00          $ 1,043.60             $  9.79        $ 1,015.63           $  9.65         1.90%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October 31,
   2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

====================================================================================================================================

AIMINVESTMENTS.COM           T-TRI-INS-1

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2005

                                                 SHARES        VALUE
-----------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-56.84%

FRANCE-4.32%

Accor S.A. (Hotels, Resorts & Cruise Lines)        14,300   $   714,111
-----------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)                 7,500       600,645
=======================================================================
                                                              1,314,756
=======================================================================

IRELAND-7.30%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                        46,301       626,867
-----------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods &
  Meats)                                           39,300       821,579
-----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(b)             15,600       773,292
=======================================================================
                                                              2,221,738
=======================================================================

JAPAN-5.68%

Canon Inc. (Office Electronics)(a)                 21,000     1,111,433
-----------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
  Software)(a)                                      5,500       617,439
=======================================================================
                                                              1,728,872
=======================================================================

MEXICO-11.02%

CEMEX, S.A. de C.V.-ADR (Construction
  Materials)                                       29,786     1,550,957
-----------------------------------------------------------------------
Grupo Modelo, S.A. de C.V.-Series C (Brewers)     182,000       558,689
-----------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting &
  Cable TV)                                        17,000     1,242,700
=======================================================================
                                                              3,352,346
=======================================================================

NETHERLANDS-2.87%

Vedior N.V. (Human Resource & Employment
  Services)(a)                                     65,268       871,899
=======================================================================

SWEDEN-2.64%

Telefonaktiebolaget LM Ericsson-Class B
  (Communications Equipment)(a)                   244,500       802,319
=======================================================================

SWITZERLAND-1.52%

Schindler Holding A.G. (Industrial
  Machinery)(a)                                       300       118,666
-----------------------------------------------------------------------
Schindler Holding A.G.-Participation Ctfs.
  (Industrial Machinery)                              900       343,160
=======================================================================
                                                                461,826
=======================================================================

UNITED KINGDOM-21.49%

Compass Group PLC (Restaurants)(a)                234,800       789,960
-----------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(a)                 145,000     1,323,922
-----------------------------------------------------------------------
Smith & Nephew PLC (Health Care Equipment)(a)      27,200       230,212
-----------------------------------------------------------------------
Smiths Group PLC (Industrial
  Conglomerates)(a)                                65,000     1,049,736
-----------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                        171,557       913,565
-----------------------------------------------------------------------

                                                 SHARES        VALUE
-----------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Willis Group Holdings Ltd. (Insurance
  Brokers)                                         24,700   $   917,358
-----------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                    133,600     1,314,145
=======================================================================
                                                              6,538,898
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $16,532,660)                           17,292,654
=======================================================================
DOMESTIC COMMON STOCKS-38.07%

APPAREL RETAIL-1.56%

Ross Stores, Inc.                                  17,600       475,904
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.94%

State Street Corp.                                 16,200       894,726
=======================================================================

AUTO PARTS & EQUIPMENT-0.42%

BorgWarner, Inc.                                    2,200       127,578
=======================================================================

BROADCASTING & CABLE TV-2.93%

Clear Channel Communications, Inc.                 29,300       891,306
=======================================================================

CASINOS & GAMING-1.01%

Harrah's Entertainment, Inc.                        5,100       308,448
=======================================================================

COMPUTER & ELECTRONICS RETAIL-0.68%

RadioShack Corp.                                    9,300       205,530
=======================================================================

CONSTRUCTION MATERIALS-1.73%

Vulcan Materials Co.                                8,100       526,500
=======================================================================

CONSUMER FINANCE-2.93%

American Express Co.                               17,900       890,883
=======================================================================

DIVERSIFIED CHEMICALS-3.01%

Engelhard Corp.                                    33,700       916,640
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-2.52%

Molex Inc.-Class A                                 32,100       766,869
=======================================================================

HEALTH CARE SERVICES-2.65%

IMS Health Inc.                                    34,700       806,081
=======================================================================

HOME IMPROVEMENT RETAIL-3.20%

Sherwin-Williams Co. (The)                         22,900       974,395
=======================================================================

HYPERMARKETS & SUPER CENTERS-3.42%

Costco Wholesale Corp.                             21,500     1,039,740
=======================================================================

MANAGED HEALTH CARE-2.95%

WellPoint, Inc.(b)                                 12,000       896,160
=======================================================================



                                                 SHARES        VALUE
-----------------------------------------------------------------------
SEMICONDUCTORS-0.25%

Altera Corp.(b)                                     4,600   $    76,590
=======================================================================

SPECIALTY CHEMICALS-2.74%

Sigma-Aldrich Corp.                                13,100       834,470
=======================================================================

SYSTEMS SOFTWARE-3.13%

Oracle Corp.(b)                                    75,100       952,268
=======================================================================
    Total Domestic Common Stocks (Cost
      $10,822,636)                                           11,584,088
=======================================================================

                                                 SHARES        VALUE
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-5.27%

FEDERAL HOME LOAN BANK (FHLB)-5.27%

Unsec. Disc. Notes, 3.72%, 11/01/05 (Cost
  $1,604,000)(c)                               $1,604,000   $ 1,604,000
=======================================================================
TOTAL INVESTMENTS-100.18% (Cost $28,959,296)                 30,480,742
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.18%)                           (55,535)
=======================================================================
NET ASSETS-100.00%                                          $30,425,207
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at October 31, 2005 was $10,370,808, which represented 34.09% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS:

Investments, at value (cost $28,959,296)        $30,480,742
-----------------------------------------------------------
Receivables for:
  Investments sold                                  194,247
-----------------------------------------------------------
  Fund shares sold                                   87,920
-----------------------------------------------------------
  Dividends                                          48,182
-----------------------------------------------------------
  Fund expenses absorbed                              4,200
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,019
-----------------------------------------------------------
Other assets                                         28,626
===========================================================
    Total assets                                 30,847,936
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             335,746
-----------------------------------------------------------
  Fund shares reacquired                              4,895
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             4,244
-----------------------------------------------------------
Accrued distribution fees                            13,549
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,470
-----------------------------------------------------------
Accrued transfer agent fees                           7,209
-----------------------------------------------------------
Accrued operating expenses                           55,616
===========================================================
    Total liabilities                               422,729
===========================================================
Net assets applicable to shares outstanding     $30,425,207
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $28,558,206
-----------------------------------------------------------
Undistributed net investment income (loss)           (3,743)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign currencies      347,969
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               1,522,775
===========================================================
                                                $30,425,207
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $18,367,975
___________________________________________________________
===========================================================
Class B                                         $ 6,315,479
___________________________________________________________
===========================================================
Class C                                         $ 5,670,590
___________________________________________________________
===========================================================
Class R                                         $    60,224
___________________________________________________________
===========================================================
Institutional Class                             $    10,939
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           1,605,660
___________________________________________________________
===========================================================
Class B                                             559,512
___________________________________________________________
===========================================================
Class C                                             502,264
___________________________________________________________
===========================================================
Class R                                               5,279
___________________________________________________________
===========================================================
Institutional Class                                     951
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     11.44
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.44 divided by
      94.50%)                                   $     12.11
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.29
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.29
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     11.41
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     11.50
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $5,936)          $  428,082
------------------------------------------------------------------------
Interest                                                          38,408
========================================================================
  Total investment income                                        466,490
========================================================================

EXPENSES:

Advisory fees                                                    226,802
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    44,143
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         47,837
------------------------------------------------------------------------
  Class B                                                         58,011
------------------------------------------------------------------------
  Class C                                                         53,995
------------------------------------------------------------------------
  Class R                                                            140
------------------------------------------------------------------------
Transfer agent fees -- A, B, C & R                                59,111
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   7
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         15,286
------------------------------------------------------------------------
Registration and filing fees                                      76,116
------------------------------------------------------------------------
Reports to shareholders fees                                      43,976
------------------------------------------------------------------------
Professional services fees                                        61,822
------------------------------------------------------------------------
Other                                                             15,663
========================================================================
    Total expenses                                               752,909
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (85,661)
========================================================================
    Net expenses                                                 667,248
========================================================================
Net investment income (loss)                                    (200,758)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                          739,641
========================================================================
  Foreign currencies                                              (8,374)
========================================================================
                                                                 731,267
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        1,424,137
------------------------------------------------------------------------
  Foreign currencies                                               1,333
========================================================================
                                                               1,425,470
========================================================================
Net gain from investment securities and foreign currencies     2,156,737
========================================================================
Net increase in net assets resulting from operations          $1,955,979
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2005 and November 4, 2003 (date operations commenced) through October 31, 2004

                                                                 2005           2004
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (200,758)   $   (83,482)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                            731,267       (196,705)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           1,425,470         97,305
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 1,955,979       (182,882)
========================================================================================
Share transactions-net:
  Class A                                                       7,497,457      9,842,778
----------------------------------------------------------------------------------------
  Class B                                                       1,525,150      4,399,603
----------------------------------------------------------------------------------------
  Class C                                                       1,223,419      4,094,575
----------------------------------------------------------------------------------------
  Class R                                                          49,128         10,000
----------------------------------------------------------------------------------------
  Institutional Class                                                  --         10,000
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              10,295,154     18,356,956
========================================================================================
    Net increase in net assets                                 12,251,133     18,174,074
========================================================================================

NET ASSETS:

  Beginning of year                                            18,174,074             --
========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(3,743) and $(1,873), respectively)            $30,425,207    $18,174,074
________________________________________________________________________________________
========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.80%
--------------------------------------------------------------------
Next $250 million                                             0.78%
--------------------------------------------------------------------
Next $500 million                                             0.76%
--------------------------------------------------------------------
Next $1.5 billion                                             0.74%
--------------------------------------------------------------------
Next $2.5 billion                                             0.72%
--------------------------------------------------------------------
Next $2.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.68%
--------------------------------------------------------------------
Over $10 billion                                              0.66%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.15%, 2.90%, 2.90%, 2.40% and 1.90% of average daily net assets, respectively, through October 31, 2006. Prior to July 1, 2005, AIM had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A shares to 2.25% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended October 31, 2005, AIM waived fees of $11,630 and reimbursed expenses of the Fund in the amount $72,367.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended October 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $884.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2005, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended October 31, 2005, the Fund paid AISI $59,111 for Class A, Class B, Class C, Class R share classes and $7 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2005, the Class A, Class B, Class C and Class R shares paid $47,837, $58,011, $53,995 and $140, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2005, ADI advised the Fund that it retained $19,200 in front-end sales commissions from the sale of Class A shares and $111, $6,791, $2,327 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $780.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended October 31, 2005, the Fund paid legal fees of $2,923 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities Exchange Commission ("SEC"), the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

  During the year ended October 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the year ended October 31, 2005 and during the period November 4, 2003 (date operations commenced) through October 31, 2004.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
---------------------------------------------------------------------------
Undistributed long-term gain                                        433,857
---------------------------------------------------------------------------
Unrealized appreciation -- investments                            1,436,887
---------------------------------------------------------------------------
Temporary book/tax differences                                       (3,743)
---------------------------------------------------------------------------
Shares of beneficial interest                                    28,558,206
===========================================================================
Total net assets                                                $30,425,207
___________________________________________________________________________
===========================================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $1,329.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  The Fund utilized $154,130 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has no capital loss carryforward as of October 31, 2005.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2005 was $20,817,195 and $11,120,281, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 2,586,877
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,151,319)
===============================================================================
Net unrealized appreciation of investment securities              $ 1,435,558
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $29,045,184.


NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currencies and net operating losses, on October 31, 2005, undistributed net investment income was increased by $198,888, undistributed net realized gain was decreased by $195,819 and shares of beneficial interest decreased by $3,069. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                             NOVEMBER 04, 2003
                                                                                              (DATE OPERATIONS
                                                                     YEAR ENDED                COMMENCED) TO
                                                                OCTOBER 31, 2005(a)           OCTOBER 31, 2004
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      966,575     $10,922,294    1,037,741    $10,842,516
------------------------------------------------------------------------------------------------------------------
  Class B                                                      266,236       2,975,818      441,749      4,598,409
------------------------------------------------------------------------------------------------------------------
  Class C                                                      262,297       2,940,934      404,000      4,219,660
------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                     4,822          54,684          952         10,000
------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                            --              --          951         10,000
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       16,450         186,973        5,961         62,836
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (16,626)       (186,973)      (5,984)       (62,836)
==================================================================================================================
Reacquired:(c)
  Class A                                                     (317,315)     (3,611,810)    (103,752)    (1,062,574)
------------------------------------------------------------------------------------------------------------------
  Class B                                                     (112,665)     (1,263,695)     (13,198)      (135,970)
------------------------------------------------------------------------------------------------------------------
  Class C                                                     (151,730)     (1,717,515)     (12,303)      (125,085)
------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                      (495)         (5,556)          --             --
==================================================================================================================
                                                               917,549     $10,295,154    1,756,117    $18,356,956
__________________________________________________________________________________________________________________
==================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 17% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) Class R shares and Institutional Class shares commenced sales on April 30, 2004.
(c) Amount is net of redemption fees of $1,281, $479, $462, $2 and $0 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the year ended October 31, 2005 and $193, $64, $59, $0 and $0 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the period November 4, 2003 (date operations commenced) through October 31, 2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           CLASS A
                                                              ----------------------------------
                                                                                NOVEMBER 4, 2003
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2005               2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.38              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.04)              (0.05)(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.10                0.43
================================================================================================
    Total from investment operations                               1.06                0.38
================================================================================================
Redemption fees added to shares of beneficial interest             0.00                0.00
================================================================================================
Net asset value, end of period                                  $ 11.44              $10.38
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   10.21%               3.80%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $18,368              $9,757
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.21%(c)            2.25%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.53%(c)            3.84%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (0.46)%(c)          (0.53)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           44%                 38%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $15,443,090.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                           CLASS B
                                                              ----------------------------------
                                                                                NOVEMBER 4, 2003
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2005               2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.31               $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.12)               (0.12)(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.10                 0.43
================================================================================================
    Total from investment operations                              0.98                 0.31
================================================================================================
Redemption fees added to shares of beneficial interest            0.00                 0.00
================================================================================================
Net asset value, end of period                                  $11.29               $10.31
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   9.51%                3.10%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,315               $4,358
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.90%(c)             2.90%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.22%(c)             4.49%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets      (1.15)%(c)           (1.18)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                          44%                  38%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,801,133.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS C
                                                              ----------------------------------
                                                                                NOVEMBER 4, 2003
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.31               $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.12)               (0.12)(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.10                 0.43
================================================================================================
    Total from investment operations                              0.98                 0.31
================================================================================================
Redemption fees added to shares of beneficial interest            0.00                 0.00
================================================================================================
Net asset value, end of period                                  $11.29               $10.31
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   9.51%                3.10%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,671               $4,040
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.90%(c)             2.90%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.22%(c)             4.49%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets      (1.15)%(c)           (1.18)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                          44%                  38%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,399,508.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                          CLASS R
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.37              $10.51
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)              (0.04)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.07               (0.10)
==============================================================================================
    Total from investment operations                              1.04               (0.14)
==============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
==============================================================================================
Net asset value, end of period                                  $11.41              $10.37
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  10.03%              (1.33)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   60              $   10
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.40%(c)            2.40%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.72%(c)            3.99%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets      (0.65)%(c)          (0.68)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          44%                 38%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $28,055.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.40              $10.51
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)              (0.01)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.12               (0.10)
==============================================================================================
    Total from investment operations                              1.10               (0.11)
==============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
==============================================================================================
Net asset value, end of period                                  $11.50              $10.40
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  10.58%              (1.05)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   11              $   10
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.90%(c)            1.90%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.00%(c)            3.42%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets      (0.15)%(c)          (0.18)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          44%                 38%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $10,832.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and Shareholders of AIM Trimark
Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Trimark Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period November 4, 2003 (date operations commenced) through October 31, 2004 and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

December 19, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2005



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc.(registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and
                                                  A I M Distributors, Inc. (registered
                                                  broker dealer); Director and Chairman,
                                                  AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1987           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of October 31, 2005





The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1987           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc. (financial services holding
   Chief Compliance Officer                       company); Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR               AUDITORS                  SUB-ADVISOR
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.  PricewaterhouseCoopers    AIM Funds Management,
Suite 100                 11 Greenway Plaza         11 Greenway Plaza         LLP                       Inc.
Houston, TX 77046-1173    Suite 100                 Suite 100                 1201 Louisiana Street     5140 Yonge St.
                          Houston, TX 77046-1173    Houston, TX 77046-1173    Suite 2900                Suite 900
                                                                              Houston, TX 77002-5678    Toronto, Canada M2N 6X7

COUNSEL TO THE FUND       COUNSEL TO THE            TRANSFER AGENT            CUSTODIAN
                          INDEPENDENT TRUSTEES
Ballard Spahr                                       AIM Investment Services,  State Street Bank and
Andrews & Ingersoll, LLP  Kramer, Levin, Naftalis   Inc.                      Trust Company
1735 Market Street        & Frankel LLP             P.O. Box 4739             225 Franklin Street
Philadelphia, PA 19103-7599 1177 Avenue of the      Houston, TX 77210-4739    Boston, MA 02110-2801
                          Americas
                          New York, NY 10036-2714


U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2005, April 30, 2005, July 31, 2005 and October 31, 2005 are 52.39%, 57.65%, 57.39% and 61.59%, respectively.

             DOMESTIC EQUITY                               SECTOR EQUITY                         AIM ALLOCATION SOLUTIONS

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Balanced Fund*                     AIM Energy Fund                             AIM Growth Allocation Fund(2)
AIM Basic Value Fund                         AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Blue Chip Fund                           AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund
AIM Constellation Fund                       AIM Leisure Fund                                     DIVERSIFIED PORTFOLIOS
AIM Diversified Dividend Fund                AIM Multi-Sector Fund
AIM Dynamics Fund                            AIM Real Estate Fund(1)                     AIM Income Allocation Fund
AIM Large Cap Basic Value Fund               AIM Technology Fund                         AIM International Allocation Fund
AIM Large Cap Growth Fund                    AIM Utilities Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(1)                            FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund
AIM S&P 500 Index Fund                       AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund                    AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(1)                 AIM Money Market Fund
AIM Small Company Growth Fund                AIM Short Term Bond Fund
AIM Summit Fund                              AIM Total Return Bond Fund
AIM Trimark Endeavor Fund                    Premier Portfolio
AIM Trimark Small Companies Fund             Premier U.S. Government Money Portfolio
AIM Weingarten Fund
                                             TAX-FREE

       INTERNATIONAL/GLOBAL EQUITY           AIM High Income Municipal Fund(1)
                                             AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                  AIM Tax-Free Intermediate Fund
AIM European Growth Fund                     Premier Tax-Exempt Portfolio
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                       ==============================================================================
AIM Global Growth Fund                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Global Value Fund                        FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Core Equity Fund           FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Growth Fund                ==============================================================================
AIM International Small Company Fund(1)
AIM Trimark Fund

 *  Domestic equity and income fund

(1) This fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after January 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.

AIMinvestments.com                 T-TRI-AR-1           A I M Distributors, Inc.

                                YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------
Mutual    Retirement    Annuities  College    Separately   Offshore   Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                 Savings    Managed      Products   Management                --Registered Trademark--
                                   Plans      Accounts
--------------------------------------------------------------------------------

                                                AIM TRIMARK SMALL COMPANIES FUND
                                Annual Report to Shareholders o October 31, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIM TRIMARK SMALL COMPANIES FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31,2005, and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            o Industry classifications used in this
                                                                                          report are generally according to the
o Class B shares are not available as an     o The unmanaged Standard & Poor's            Global Industry Classification Standard,
investment for retirement plans              Composite Index of 500 Stocks (the S&P       which was developed by and is the
maintained pursuant to Section 401 of        500--Registered Trademark-- INDEX) is an     exclusive property and a service mark of
the Internal Revenue Code, including         index of common stocks frequently used       Morgan Stanley Capital International
401(k) plans, money purchase pension         as a general measure of U.S. stock           Inc. and Standard & Poor's.
plans and profit sharing plans, except       market performance.
for plans that have existing accounts                                                     The Fund provides a complete list of its
invested in Class B shares.                  o The unmanaged LIPPER SMALL-CAP CORE        holdings four times in each fiscal year,
                                             FUND INDEX represents an average of the      at the quarter-ends. For the second and
o Class R shares are available only to       performance of the 30 largest                fourth quarters, the lists appear in the
certain retirement plans. Please see the     small-capitalization core equity funds       Fund's semiannual and annual reports to
prospectus for more information.             tracked by Lipper, Inc., an independent      shareholders. For the first and third
                                             mutual fund performance monitor.             quarters, the Fund files the lists with
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  the Securities and Exchange Commission
                                             o The unmanaged RUSSELL 2000--Registered     (SEC) on Form N-Q. The most recent list
o The Fund may invest up to 25% of its       Trademark-- INDEX represents the             of portfolio holdings is available at
assets in the securities of non-U.S.         performance of the stocks of                 AIMinvestments.com. From our home page,
issuers. International investing             small-capitalization companies.              click on Products & Performance, then
presents certain risks not associated                                                     Mutual Funds, then Fund Overview. Select
with investing solely in the United          o The unmanaged MSCI WORLD INDEX is a        your Fund from the drop-down menu and
States. These include risks relating to      group of global securities tracked by        click on Complete Quarterly Holdings.
fluctuations in the value of the U.S.        Morgan Stanley Capital International.        Shareholders can also look up the Fund's
dollar relative to the values of other                                                    Forms N-Q on the SEC's Web site at
currencies, the custody arrangements         o The Fund is not managed to track the       sec.gov. And copies of the Fund's Forms
made for the Fund's foreign holdings,        performance of any particular index,         N-Q may be reviewed and copied at the
differences in accounting, political         including the indexes defined here, and      SEC's Public Reference Room at 450 Fifth
risks and the lesser degree of public        consequently, the performance of the         Street, N.W., Washington, D.C.
information required to be provided by       Fund may deviate significantly from the      20549-0102. You can obtain information
non-U.S. companies.                          performance of the indexes.                  on the operation of the Public Reference
                                                                                          Room, including information about
o Investing in smaller companies             o A direct investment cannot be made in      duplicating fee charges, by calling
involves greater risk than investing in      an index. Unless otherwise indicated,        202-942-8090 or 800-732-0330, or by
more established companies, such as          index results include reinvested             electronic request at the following
business risk, significant stock price       dividends, and they do not reflect sales     e-mail address: publicinfo@sec.gov. The
fluctuations and illiquidity                 charges. Performance of an index of          SEC file numbers for the Fund are
                                             funds reflects fund expenses.                811-05426 and 33-19338.
o By concentrating on a small number of      Performance of a market index does not.
holdings, the Fund carries greater risk                                                   A description of the policies and
because each investment has a greater        OTHER INFORMATION                            procedures that the Fund uses to
effect on the Fund's overall                                                              determine how to vote proxies relating
performance.                                 o The returns shown in management's          to portfolio securities is available
                                             discussion of Fund performance are           without charge, upon request, from our
                                             based on net asset values calculated for     Client Services department at
                                             shareholder trans actions. Generally         800-959-4246 or on the AIM Web site,
                                             accepted accounting principles require       AIMinvestments.com. On the home page,
                                             adjustments to be made to the net assets     scroll down and click on AIM Funds Proxy
                                             of the Fund at period end for financial      Policy. The information is also
                                             reporting purposes, and as such, the net     available on the Securities and Exchange
                                             asset values for shareholder                 Commission's Web site, sec.gov.
                                             transactions and the returns based on
                                             those net asset values may differ from       Information regarding how the Fund voted
                                             the net asset values and returns             proxies related to its portfolio
                                             reported in the Financial Highlights.        securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the Securities and Exchange
                                                                                          Commission's Web site, sec.gov.

                                                                                          ========================================
                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class   A Shares                   ATIAX
                                                                                          Class   B Shares                   ATIBX
                                                                                          Class   C Shares                   ATICX
                                                                                          Class   R Shares                   ATIRX
                                                                                          ========================================

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM TRIMARK SMALL COMPANIES FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    The fiscal year covered by this report was quite good to
                    equity investors. Domestically, the broad-based S&P 500
                    Index returned 8.72%. Globally, Morgan Stanley's MSCI World
                    Index rose 13.27%. Much of this good performance, though,
     [GRAHAM        was attained early in the fiscal year as virtually every
      PHOTO]        equity index declined during October of 2005. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market weakness.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets.
 ROBERT H. GRAHAM   Domestically, energy sector performance far outpaced that of the other sectors in the S&P 500 Index, reflecting rising oil and gas prices. Overseas, emerging markets produced more attractive results than did developed markets, at least in part because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the fiscal year ended October 31,2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

   [WILLIAMSON         For a discussion of the specific market conditions that
      PHOTO] affected your Fund and how your Fund was managed during the fiscal year, please turn to Page 3.

                    NEW INFORMATION IN THIS REPORT

                    We would like to call your attention to two new elements in this report. First, on Page 2, is a message from Bruce
 MARK H. WILLIAMSON Crockett, the independent Chair of the Board of Trustees of the AIM Funds. We first introduced you to Mr. Crockett in the annual report on your Fund dated October 31,2004. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair in October 2004.

                       Mr. Crockett plans to keep AIM shareholders informed of
                    the work of the Board regularly via letters in the Fund reports. We certainly think this is a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 8 and 9.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--registered trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM         /s/ MARK H. WILLIAMSON

                    Robert H. Graham             Mark H. Williamson
                    President & Vice Chair,      President, A I M Advisors, Inc.
                    AIM Funds

                    December 15, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. AIM Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TRIMARK SMALL COMPANIES FUND

                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

    [CROCKETT          At our most recent meeting in June 2005, your Board
      PHOTO]        approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31,2005. The majority of these expense reductions, which took effect July 1,2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

 BRUCE L. CROCKETT     Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1,2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 8 and
                    9. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 14 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    December 15, 2005

AIM TRIMARK SMALL COMPANIES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                  Also central to the Trimark
=====================================================================================     discipline is our adherence to an
PERFORMANCE SUMMARY                                                                       investment horizon of three to five
                                             ========================================     years. We use this long-term approach
Propelled by strong stock selection in       FUND VS. INDEXES                             because we believe good business
the health care, information technology                                                   strategies usually take that amount of
and consumer discretionary sectors, AIM      TOTAL RETURNS, 10/31/04-10/31/05,            time to implement and to produce strong
Trimark Small Companies Fund, at net         EXCLUDING APPLICABLE SALES CHARGES. IF       earnings growth. We also use a
asset value, outperformed both the S&P       APPLICABLE SALES CHARGES WERE INCLUDED,      concentrated portfolio approach,
500 Index, the Fund's broad market           RETURNS WOULD BE LOWER.                      constructing the Fund with about 30 to
index, and the Russell 2000 Index, the                                                    35 stocks. We believe this allows each
Fund's style-specific benchmark, for the     Class A Shares                    15.55%     investment opportunity to materially
fiscal year ended October 31, 2005.          Class B Shares                    14.69      impact the Fund.
Please turn to Pages 6 and 7 for             Class C Shares                    14.79
long-term performance figures.               Class R Shares                    15.39         While deliberate efforts are made to
                                             S&P 500 Index                                reduce risk through industry
   Your Fund's outperformance was            (Broad  Market Index)              8.72      diversification, our primary method of
especially noteworthy in light of the        Russell 2000 Index                           attempting to reduce risk is to
fact that we had no holdings in the          (Style-specific Index)            12.08      purchases businesses that are trading
energy sector, which was the strongest       Lipper Small-Cap Core Fund Index             below their estimated value. Thus, if
performing sector in both the broad          (Peer Group Index)                12.43      our assessment of the company's future
market and style-specific indexes.           SOURCE: LIPPER, INC.                         is incorrect and the stock retreats in
Please see the "Market conditions and        ========================================     price, the impact should be tempered
your Fund" section below for an                                                           since we originally acquired the stock
explanation                                  about why we avoided investing in energy     at less than estimated value
                                             companies.
=====================================================================================        Holdings are considered for sale if:
HOW WE INVEST                                calculated to be the true value of the
                                             company based on its future cash flows,      o a more attractive investment
We view ourselves as business people         management performance and business          opportunity exists
buying businesses and consider the           fundamentals.
purchase of a stock as an ownership                                                       o full value of the investment is deemed
interest in a business. We strive to            In conducting a comprehensive             to have been realized
develop a proprietary view of businesses     analysis of a company, we strive to
through in-depth, fundamental research       identify primarily U.S. small-cap stocks        Holdings are also considered for sale
that includes careful financial              which have:                                  if the original thesis for buying the
statement analysis and meetings with                                                      company has changed due to a fundamental
company management teams. We then seek       o sustainable competitive advantages         negative change in management strategy
to purchase businesses whose stock                                                        or a fundamental negative change in
prices are below what we have                o strong growth prospects                    competitive environment.

========================================     o high barriers to entry                     MARKET CONDITIONS AND YOUR FUND
PORTFOLIO COMPOSITION
By sector                                    o honest and capable management teams        Despite widespread concern about the
                                                                                          potential impact of rising short-term
             [PIE CHART]                     ========================================     interest rates and historically high
Consumer Discretionary             34.1%     TOP 5 INDUSTRIES*                            energy prices, the U.S.
Industrials                        20.3%
Health Care                        14.7%      1. Leisure Products               10.3%                                   (continued)
Information Technology             10.5%      2. Air Freight & Logistics         7.4      ========================================
Consumer Staples                    8.0%      3. Diversified Commercial &                 TOP  10 EQUITY HOLDINGS*
Financials                          5.0%         Professional Services           6.9
U.S. Government Agency                        4. Pharmaceuticals                 6.5       1.  Endo Pharmaceuticals Inc.
Securities                                    5. Health Care Supplies            5.9           Holdings                       6.5%
Plus Other Assets Less              3.6%                                                   2.  Tempur-Pedic                   5.7
Liabilities                                  TOTAL NET ASSETS         $191.8 MILLION           International Inc.
Materials                           3.8%                                                   3.  Dynamex Inc.                   4.7
                                             TOTAL NUMBER OF HOLDINGS*            37       4.  Mega Bloks Inc. (Canada)       4.7
                                                                                           5.  Polaris Industries Inc.        4.2
                                                                                           6.  SpectraLink Corp.              3.7
                                                                                           7.  Sabre Holdings                 3.7
                                                                                               Corp.-Class A
                                                                                           8.  Alderwoods Group, Inc.         3.5
                                                                                           9.  FirstService Corp.             3.5
                                                                                               (Canada)
                                                                                          10.  FTI Consulting, Inc.           3.4



The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding U.S. Government Agency Securities.
========================================     ========================================     ========================================

AIM TRIMARK SMALL COMPANIES FUND

economy expanded, inflation remained         indicated the firm was uniquely              The views and opinions expressed in
contained and corporate profits              positioned to capitalize on a repeatable     management's discussion of Fund
generally rose during the fiscal year        revenue steam driven by the products it      performance are those of A I M Advisors,
covered by this report. Late in the          supplies to its large equipment              Inc. These views and opinions are
year, higher energy prices and rising        purchasing clients. We also believed the     subject to change at any time based on
interest rates threatened to crimp           firm had a sustainable advantage against     factors such as market and economic
consumer spending, which accounts for        its competitors due to the proprietary       conditions. These views and opinions may
approximately two-thirds of the U.S.         nature of both its product and               not be relied upon as investment advice
economy.                                     manufacturing technology. The                or recommendations, or as an offer for a
                                             performance of Illumina proved even          particular security. The information is
   There was wide variance in corporate      better than our original thesis, as the      not a complete analysis of every aspect
profits during the fiscal year. Rising       company's share price rose nearly 100%.      of any market, country, industry,
oil prices caused many companies in the      We saw this as an excellent opportunity      security or the Fund. Statements of fact
energy and utilities sectors to report       to sell the business and take profits.       are from sources considered reliable,
record earnings and profits, while                                                        but A I M Advisors, Inc. makes no
profits of companies that use a lot of          Among health care stocks, eyeglass        representation or warranty as to their
energy, such as chemical companies and       manufacturer SOLA INTERNATIONAL and drug     completeness or accuracy. Although
airlines, were depressed. The broad          manufacturer ENDO PHARMACEUTICAL             historical performance is no guarantee
stock market rose for the fiscal year.       HOLDINGS INC., were two of your Fund's       of future results, these insights may
Not surprisingly, energy and utilities       top five contributors to performance and     help you understand our investment
stocks led the market with strong            were among the reasons for your Fund's       management philosophy.
double-digit returns. Consumer               outperformance versus the benchmark.
discretionary and telecommunications                                                         See important Fund and index
services were the only sectors that             Luxury mattress manufacturer                 disclosures inside front cover.
declined for the fiscal year.                TEMPUR-PEDIC INTERNATIONAL INC. was the
                                             leading detractor to Fund performance.
   Although the energy sector flourished     Tempur-Pedic shares fell as investors                            ROB MIKALACHKI,
during the fiscal year, we continued to      feared the introduction of lower-priced                          Chartered Financial
avoid investing in oil, gas and base         mattresses could hurt demand for luxury                          Analyst, is
metal companies. In order to invest in       mattresses. The company's price slid          [MIKALACHKI        portfolio manager of
these companies, we would need to have a     again when it announced in September             PHOTO]          AIM Trimark Small
strong conviction about the direction of     that net income for the year would miss                          Companies Fund.
commodities prices in the long term-and      forecasts. We believe the outlook for                            Prior joining AIM in
we do not have that level of conviction.     Tempur-Pedic remains strong, and we took     1999 as a small-cap analyst, he worked
Additionally, most of these companies        the recent sell-off as an opportunity to     with small- and medium-sized businesses
are trading at very high prices that         add to our position in the company.          in the areas of valuation, financing and
reflect a much higher long-term                                                           merger and acquisition advising. Mr.
commodity price than we believe is              During the fiscal year, we                Mikalachki earned an undergraduate
sustainable.                                 sold INVERNESS MEDICAL INNOVATIONS INC.      degree in business at Wilfrid Laurier.
                                             because we found it difficult to
   Our focused discipline sometimes          understand management's vision for the       Assisted by AIM Trimark Small Companies
results in your Fund being out of step       business.                                    Team
with our peers, but it is the long-term
performance of the portfolio that is our     IN CLOSING
primary concern.
                                             We are pleased with results over the
   Because our investment approach           past year and since the Fund's inception
focuses on individual businesses rather      almost two years ago. However, we place
than market sectors, your Fund shares        much more weight on longer-term
little in common with benchmark sector       performance and continue to work hard to
weights. However, if we were to broadly      deliver attractive future returns to
categorize businesses with which we had      shareholders.
the most success during the fiscal year,
our investments in the health care,             Our application of the AIM Trimark
industrials, consumer discretionary and      discipline has resulted in a portfolio
information technology sectors aided         that may be able to navigate more
Fund performance versus the Russell 2000     challenging market environments. Our
Index, while holdings in the consumer        proprietary research, which is central
staples, financials and materials            to the Trimark discipline, has the
holdings hindered performance.               potential to be rewarded in the
                                             small-cap environment, where
   Among the top contributors to Fund        high-quality companies can go
performance was ILLUMINA, a firm that        under-followed for long periods. As
develops instruments that measure            always, we thank you for your investment
genetic variation in individuals to help     in AIM Trimark Small Companies Fund and
create new treatments for various            for sharing our long-term investment                   [RIGHT ARROW GRAPHIC]
diseases. Only a handful of market           perspective.
analysts followed the company when we                                                     FOR A PRESENTATION OF YOUR FUND'S
purchased it in 2004. Our proprietary                                                     LONG-TERM PERFORMANCE, PLEASE SEE PAGES
research                                                                                  6 AND 7.

AIM TRIMARK SMALL COMPANIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       actual ending account balance or
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then         expenses you paid for the period. You
costs, which may include sales charges       multiply the result by the number in the     may use this information to compare the
(loads) on purchase payments; contingent     table under the heading entitled "Actual     ongoing costs of investing in the Fund
deferred sales charges on redemptions;       Expenses Paid During Period" to estimate     and other funds. To do so, compare this
and redemption fees, if any; and (2)         the expenses you paid on your account        5% hypothetical example with the 5%
ongoing costs, including management          during this period.                          hypothetical examples that appear in the
fees; distribution and/or service fees                                                    shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON
example is intended to help you              PURPOSES                                        Please note that the expenses shown
understand your ongoing costs (in                                                         in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account       any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based       charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and       contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's     any. Therefore, the hypothetical
May 1, 2005, through October 31, 2005.       actual return. The Fund's actual             information is useful in comparing
                                             cumulative total returns at net asset        ongoing costs only, and will not help
ACTUAL EXPENSES                              value after expenses for the six months      you determine the relative total costs
                                             ended October 31, 2005, appear in the        of owning different funds. In addition,
The table below provides information         table "Cumulative Total Returns" on Page     if these transactional costs were
about actual account values and actual       7.                                           included, your costs would have been
expenses. You may use the information in                                                  higher.
this table, together with the amount you
invested, to estimate the

====================================================================================================================================
                                                    ACTUAL                             HYPOTHETICAL
                                                                            (5% annual return before expenses)

                        BEGINNING         ENDING             EXPENSES           ENDING             EXPENSES           ANNUALIZED
      SHARE           ACCOUNT VALUE    ACCOUNT VALUE       PAID DURING       ACCOUNT VALUE        PAID DURING           EXPENSE
      CLASS             (5/01/05)      (10/31/05)(1)       PERIOD(2),(3)       (10/31/05)        PERIOD(2),(4)           RATIO
        A              $1,000.00         $1,089.20             $7.37           $1,018.15             $7.12               1.40%
        B               1,000.00          1,085.20             11.14            1,014.52             10.76                2.12
        C               1,000.00          1,086.10             11.15            1,014.52             10.76                2.12
        R               1,000.00          1,088.60              8.53            1,017.04              8.24                1.62

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2005, appear in the table "Cumulative Total Returns" on page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on July 1, 2005, the distributor contractually agreed to reduce Rule 12b-1 plan fees for Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 1.37% for the Class A shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $7.21 for the Class A shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $6.97 for the Class A shares.
====================================================================================================================================

                                                                                               [ARROW
                                                                                               BUTTON     For More Information Visit
                                                                                               IMAGE]     AIMinvestments.com

AIM TRIMARK SMALL COMPANIES FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

FUND DATA FROM 11/4/03, INDEX DATA FROM 10/31/03

                                [MOUNTAIN CHART]

====================================================================================================================================
                   AIM Trimark Small    AIM Trimark Small    AIM Trimark Small    Lipper Small-Cap
                    Companies Fund-      Companies Fund-      Companies Fund-        Core Fund          Russell 2000         S&P 500
    Date            Class A Shares       Class B Shares       Class C Shares           Index                Index             Index

10/31/03                $9450               $10000               $10000               $10000               $10000            $10000
   11/03                 9488                10040                10040                10360                10355             10088
   12/03                 9639                10190                10200                10648                10565             10617
    1/04                 9723                10279                10279                10986                11024             10811
    2/04                 9894                10449                10459                11177                11123             10962
    3/04                10149                10718                10729                11298                11226             10796
    4/04                 9978                10529                10539                10910                10654             10627
    5/04                10082                10638                10639                11005                10824             10773
    6/04                10479                11058                11049                11474                11279             10982
    7/04                10016                10549                10549                10870                10520             10619
    8/04                10044                10589                10579                10775                10466             10661
    9/04                10677                11248                11239                11311                10957             10777
   10/04                11244                11838                11829                11496                11173             10941
   11/04                11821                12427                12429                12404                12142             11384
   12/04                12223                12842                12844                12604                12501             11771
    1/05                12308                12923                12925                12239                11980             11484
    2/05                12536                13165                13156                12525                12183             11726
    3/05                12460                13085                13076                12209                11834             11518
    4/05                11927                12512                12503                11550                11156             11300
    5/05                12260                12853                12846                12169                11886             11659
    6/05                12688                13295                13298                12584                12345             11676
    7/05                13382                14009                14012                13332                13127             12110
    8/05                13297                13908                13911                13208                12884             11999
    9/05                13344                13958                13952                13334                12924             12097
   10/05                12996                13179                13580                12925                12523             11895
====================================================================================================================================
                                                                                                                 SOURCE LIPPER, INC.

The data shown in the chart include          reflect sales charges. Performance of an
reinvested distributions, applicable         index of funds reflects fund expenses
sales charges, Fund expenses and             and management fees; performance of a
management fees. Results for Class B         market index does not. Performance shown
shares are calculated as if a                in the chart and table(s) does not
hypothetical shareholder had liquidated      reflect deduction of taxes a shareholder
his entire investment in the Fund at the     would pay on Fund distributions or sale
close of the reporting period and paid       of Fund shares. Performance of the
the applicable contingent deferred sales     indexes does not reflect the effects of
charges. Index results include               taxes.
reinvested dividends, but they do not

AIM TRIMARK SMALL COMPANIES FUND

========================================     ========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
As of 10/31/05, including applicable         As of 9/30/05, most recent calendar          6 months ended 10/31/05, excluding
sales charges                                quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                     8.92%
Inception (11/4/03)               14.06%     CLASS A SHARES                               Class B Shares                     8.52
 1 Year                            9.21      Inception (11/4/03)               16.35%     Class C Shares                     8.61
CLASS B SHARES                                1 Year                           18.08      Class R Shares                     8.86
Inception (11/4/03)               14.87%     CLASS B SHARES                               ========================================
 1 Year                            9.69      Inception (11/4/03)               17.32%
CLASS C SHARES                                1 Year                           19.10
Inception (11/4/03)               16.60%     CLASS C SHARES
 1 Year                           13.79      Inception (11/4/03)               19.08%
CLASS R SHARES                                1 Year                           23.13
Inception                         17.16%     CLASS R SHARES
 1 Year                           15.39      Inception                         19.66%
========================================      1 Year                           24.82
                                             ========================================

CLASS R SHARES' INCEPTION DATE IS APRIL      AIMINVESTMENTS.COM FOR THE MOST RECENT       TO 0% AT THE BEGINNING OF THE SEVENTH
30, 2004. RETURNS SINCE THAT DATE ARE        MONTH-END PERFORMANCE. PERFORMANCE           YEAR. THE CDSC ON CLASS C SHARES IS 1%
HISTORICAL RETURNS. ALL OTHER RETURNS        FIGURES REFLECT REINVESTED                   FOR THE FIRST YEAR AFTER PURCHASE. CLASS
ARE BLENDED RETURNS OF HISTORICAL CLASS      DISTRIBUTIONS, CHANGES IN NET ASSET          R SHARES DO NOT HAVE A FRONT-END SALES
R SHARE PERFORMANCE AND RESTATED CLASS A     VALUE AND THE EFFECT OF THE MAXIMUM          CHARGE; RETURNS SHOWN ARE AT NET ASSET
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      SALES CHARGE UNLESS OTHERWISE STATED.        VALUE AND DO NOT REFLECT A 0.75% CDSC
THE INCEPTION DATE OF CLASS R SHARES) AT     INVESTMENT RETURN AND PRINCIPAL VALUE        THAT MAY BE IMPOSED ON A TOTAL
NET ASSET VALUE, ADJUSTED TO REFLECT THE     WILL FLUCTUATE SO THAT YOU MAY HAVE A        REDEMPTION OF RETIREMENT PLAN ASSETS
HIGHER RULE 12B-1 FEES APPLICABLE TO         GAIN OR LOSS WHEN YOU SELL SHARES.           WITHIN THE FIRST YEAR.
CLASS R SHARES. CLASS A SHARES'
INCEPTION DATE IS NOVEMBER 4, 2003.             CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
                                             THE MAXIMUM 5.50% SALES CHARGE, AND          CLASSES WILL DIFFER DUE TO DIFFERENT
   THE PERFORMANCE DATA QUOTED REPRESENT     CLASS B AND CLASS C SHARE PERFORMANCE        SALES CHARGE STRUCTURES AND CLASS
PAST PERFORMANCE AND CANNOT GUARANTEE        REFLECTS THE APPLICABLE CONTINGENT           EXPENSES.
COMPARABLE FUTURE RESULTS; CURRENT           DEFERRED SALES CHARGE (CDSC) FOR THE
PERFORMANCE MAY BE LOWER OR HIGHER.          PERIOD INVOLVED. THE CDSC ON CLASS B            HAD THE ADVISOR NOT WAIVED FEES
PLEASE VISIT                                 SHARES DECLINES FROM 5% BEGINNING AT THE     AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             TIME OF PURCHASE                             PERFORMANCE WOULD HAVE BEEN LOWER.

AIM TRIMARK SMALL COMPANIES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Investment      and other factors, the Board concluded       the Fund through October 31, 2005 so that
Funds (the "Board") oversees the             that the quality of services to be           total annual operating expenses are
management of AIM Trimark Small              provided by AIM was appropriate and that     limited to a specified percentage of
Companies Fund (the "Fund") and, as          AIM currently is providing satisfactory      average daily net assets for each class
required by law, determines annually         services in accordance with the terms of     of the Fund. The Board considered the
whether to approve the continuance of        the Advisory Agreement.                      contractual nature of this fee
the Fund's advisory agreement with A I M                                                  waiver/expense limitation and noted that
Advisors, Inc. ("AIM"). Based upon the       o The performance of the Fund relative       it remains in effect until October
recommendation of the Investments            to comparable funds. The Board reviewed      31, 2005. The Board considered these
Committee of the Board, which is             the performance of the Fund during the       effect these fee waivers/expense
comprised solely of independent              past one calendar year against the           limitations would have on the Fund's
trustees, at a meeting held on June          performance of funds advised by other        estimated expenses and concluded that
30, 2005, the Board, including all of the    advisors with investment strategies          the levels of fee waivers/expense
independent trustees, approved the           comparable to those of the Fund. The         limitations for the Fund were fair and
continuance of the advisory agreement        Board noted that the Fund's performance      reasonable.
(the "Advisory Agreement") between the       in such period was above the median
Fund and AIM for another year, effective     performance of such comparable funds.        o Breakpoints and economies of scale.
July 1, 2005.                                Based on this review, the Board              The Board reviewed the structure of the
                                             concluded that no changes should be made     Fund's advisory fee under the Advisory
   The Board considered the factors          to the Fund and that it was not              Agreement, noting that it includes one
discussed below in evaluating the            necessary to change the Fund's portfolio     breakpoint. The Board reviewed the level
fairness and reasonableness of the           management team at this time.                of the Fund's advisory fees, and noted
Advisory Agreement at the meeting on                                                      that such fees, as a percentage of the
June 30, 2005 and as part of the Board's     o The performance of the Fund relative       Fund's net assets, would decrease as net
ongoing oversight of the Fund. In their      to indices. The Board reviewed the           assets increase because the Advisory
deliberations, the Board and the             performance of the Fund during the past      Agreement includes a breakpoint. The
independent trustees did not identify        one calendar year against the                Board noted that, due to the Fund's cur-
any particular factor that was               performance of the Lipper Small-Cap Core     rent asset levels and the way in which
controlling, and each trustee attributed     Index. The Board noted that the Fund's       the advisory fee breakpoints have been
different weights to the various             performance in such period was above the     structured, the Fund has yet to benefit
factors.                                     performance of such Index. Based on          from the breakpoint. The Board noted
                                             this review, the Board concluded that no     that AIM has contractually agreed to
   One of the responsibilities of the        changes should be made to the Fund and       waive advisory fees of the Fund through
Senior Officer of the Fund, who is           that it was not necessary to change the      June 30, 2006 to the extent necessary so
independent of AIM and AIM's affiliates,     Fund's port folio management team at         that the advisory fees payable by the
is to manage the process by which the        this time.                                   Fund do not exceed a specified maximum
Fund's proposed management fees are                                                       advisory fee rate, which maximum rate
negotiated to ensure that they are           o Meeting with the Fund's portfolio          includes breakpoints and is based on net
negotiated in a manner which is at arm's     managers and investment personnel. With      asset levels. The Board concluded that
length and reasonable. To that end, the      respect to the Fund, the Board is            the Fund's fee levels under the Advisory
Senior Officer must either supervise a       meeting periodically with such Fund's        Agreement therefore would reflect
competitive bidding process or prepare       portfolio managers and/or other              economies of scale at higher asset
an independent written evaluation. The       investment personnel and believes that       levels and that it was not necessary to
Senior Officer has recommended an            such individuals are competent and able      change the advisory fee breakpoints in
independent written evaluation in lieu       to continue to carry out their               the Fund's advisory fee schedule.
of a competitive bidding process and,        responsibilities under the Advisory
upon the direction of the Board, has         Agreement.                                   o Investments in affiliated money market
prepared such an independent written                                                      funds. The Board also took into account
evaluation. Such written evaluation also     o Overall performance of AIM. The Board      the fact that uninvested cash and cash
considered certain of the factors            considered the overall performance of        collateral from securities lending
discussed below. In addition, as             AIM in providing investment advisory and     arrangements (collectively, "cash
discussed below, the Senior Officer made     portfolio administrative services to the     balances") of the Fund may be invested
certain recommendations to the Board in      Fund and concluded that such performance     in money market funds advised by AIM
connection with such written evaluation.     was satisfactory.                            pursuant to the terms of an SEC
                                                                                          exemptive order. The Board found that
   The discussion below serves as a          o Fees relative to those of clients of       the Fund may realize certain benefits
summary of the Senior Officer's              AIM with comparable investment               upon investing cash balances in AIM
independent written evaluation and           strategies. The Board noted that AIM         advised money market funds, including a
recommendations to the Board in              does not serve as an advisor to other        higher net return, increased liquidity,
connection therewith, as well as a           mutual funds or other clients with           increased diversification or decreased
discussion of the material factors and       investment strategies comparable to          transaction costs. The Board also found
the conclusions with respect thereto         those of the Fund.                           that the Fund will not receive reduced
that formed the basis for the Board's                                                     services if it invests its cash balances
approval of the Advisory Agreement.          o Fees relative to those of comparable       in such money market funds. The Board
After consideration of all of the            funds with other advisors. The Board         noted that, to the extent the Fund
factors below and based on its informed      reviewed the advisory fee rate for the       invests in affiliated money market
business judgment, the Board determined      Fund under the Advisory Agreement. The       funds, AIM has voluntarily agreed to
that the Advisory Agreement is in the        Board compared effective contractual         waive a portion of the advisory fees it
best interests of the Fund and its           advisory fee rates at a common asset         receives from the Fund attributable to
shareholders and that the compensation       level and noted that the Fund's rate was     such investment. The Board further
to AIM under the Advisory Agreement is       comparable to the median rate of the         determined that the proposed securities
fair and reasonable and would have been      funds advised by other advisors with         lending program and related procedures
obtained through arm's length                investment strategies comparable to          with respect to the lending Fund is in
negotiations.                                those of the Fund that the Board             the best interests of the lending Fund
                                             reviewed. The Board noted that AIM has       and its respective shareholders. The
o The nature and extent of the advisory      agreed to waive advisory fees of the         Board therefore concluded that the
services to be provided by AIM. The          Fund and to limit the Fund's total           investment of cash collateral received
Board reviewed the services to be provided   operating expenses, as discussed below.      in connection with the securities
by AIM under the Advisory Agreement.         Based on this review, the Board concluded    lending program in the money market
Based on such review, the Board              that the advisory fee rate for the           funds according to the procedures is in
concluded that the range of services to      Fund under the Advisory Agreement was        the best interests of the lending Fund
be provided by AIM under the Advisory        fair and reasonable.                         and its respective shareholders.
Agreement was appropriate and that AIM
currently is providing services in           o Expense limitations and fee waivers.       o Independent written evaluation and
accordance with the terms of the             The Board noted that AIM has                 recommendations of the Fund's Senior
Advisory Agreement.                          contractually agreed to waive advisory       Officer. The Board noted that, upon
                                             fees of the Fund through June 30, 2006 to    their direction, the Senior Officer of
o The quality of services to be provided     the extent necessary so that the             the Fund, who is independent of AIM and
by AIM. The Board reviewed the               advisory fees payable by the Fund do not     AIM's affiliates, had prepared an
credentials and experience of the            exceed a specified maximum advisory fee      independent written evaluation in order
officers and employees of AIM who will       rate, which maximum rate includes            to assist the Board in determining the
provide investment advisory services to      breakpoints and is based on net asset        reasonableness of the proposed
the Fund. In reviewing the qualifica-        levels. The Board considered the
tions of AIM to provide investment           contractual nature of this fee waiver
advisory services, the Board reviewed        and noted that it remains in effect
the qualifications of AIM's investment       until June 30, 2006. The Board also noted
personnel and considered such issues as      that AIM has contractually agreed to
AIM's portfolio and product review           waive fees and/or limit expenses of
process, various back office support
functions provided by AIM and AIM's
equity and fixed income trading
operations. Based on the review of these

                                                                                                                         (continued)

AIM TRIMARK SMALL COMPANIES FUND

management fees of the AIM Funds,            o Other factors and current trends. In       o The performance of the Fund relative
including the Fund. The Board noted that     determining whether to continue the          to comparable funds. The Board reviewed
the Senior Officer's written evaluation      Advisory Agreement for the Fund, the         the performance of the Fund during the
had been relied upon by the Board in         Board considered the fact that AIM,          past one calendar year against the
this regard in lieu of a competitive         along with others in the mutual fund         performance of funds advised by other
bidding process. In determining whether      industry, is subject to regulatory           advisors with investment strategies
to continue the Advisory Agreement for       inquiries and litigation related to a        comparable to those of the Fund. The
the Fund, the Board considered the           wide range of issues. The Board also         Board noted that the Fund's performance
Senior Officer's written evaluation and      considered the governance and compli-        in such period was above the median
the recommendation made by the Senior        ance reforms being undertaken by AIM and     performance of such comparable funds.
Officer to the Board that the Board          its affiliates, including maintaining an     Based on this review, the Board
consider implementing a process to           internal controls committee and              concluded that no changes should be made
assist them in more closely monitoring       retaining an independent compliance          to the Fund and that it was not
the performance of the AIM Funds. The        consultant, and the fact that AIM has        necessary to change the Fund's portfolio
Board concluded that it would be             undertaken to cause the Fund to operate      management team at this time.
advisable to implement such a process as     in accordance with certain governance
soon as reasonably practicable.              policies and practices. The Board            o The performance of the Fund relative
                                             concluded that these actions indicated a     to indices. The Board reviewed the
o Profitability of AIM and its               good faith effort on the part of AIM to      performance of the Fund during the past
affiliates. The Board reviewed               adhere to the highest ethical standards,     one calendar year against the
information concerning the profitability     and determined that the current              performance of the Lipper Small-Cap Core
of AIM's (and its affiliates')               regulatory and litigation environment to     Index. The Board noted that the Fund's
investment advisory and other activi-        which AIM is subject should not prevent      performance in such period was above the
ties and its financial condition. The        the Board from continuing the Advisory       performance of such Index. Based on
Board considered the overall                 Agreement for the Fund.                      this review, the Board concluded that no
profitability of AIM, as well as the                                                      changes should be made to the Fund and
profitability of AIM in connection with      APPROVAL OF SUB-ADVISORY AGREEMENT           that it was not necessary to change the
managing the Fund. The Board noted that                                                   Fund's port folio management team at
AIM's operations remain profitable,          The Board oversees the management of the     this time.
although increased expenses in recent        Fund and, as required by law, determines
years have reduced AIM's profitability.      annually whether to approve the              o Meetings with the Fund's portfolio
Based on the review of the profitability     continuance of the Fund's sub-advisory       managers and investment personnel. The
of AIM's and its affiliates' investment      agreement. Based upon the recommendation     Board is meeting periodically with the
advisory and other activities and its        of the Investments Committee of the          Fund's portfolio managers and/or other
financial condition, the Board concluded     Board, which is comprised solely of          investment personnel and believes that
that the compensation to be paid by the      independent trustees, at a meeting held      such individuals are competent and able
Fund to AIM under its Advisory Agreement     on June 30,2005, the Board, including        to continue to carry out their
was not excessive.                           all of the independent trustees,             responsibilities under the Sub-Advisory
                                             approved the continuance of the              Agreement.
o Benefits of soft dollars to AIM. The       sub-advisory agreement (the
Board considered the benefits realized       "Sub-Advisory Agreement") between AIM        o Overall performance of the
by AIM as a result of brokerage              Funds Management Inc. (the                   Sub-Advisor. The Board considered the
transactions executed through "soft          "Sub-Advisor") and AIM with respect to       overall performance of the Sub-Advisor
dollar" arrangements. Under these            the Fund for another year, effective         in providing investment advisory
arrangements, brokerage commissions          July 1,2005.                                 services to the Fund and concluded that
paid by the Fund and/or other funds                                                       such performance was satisfactory.
advised by AIM are used to pay for              The Board considered the factors
research and execution services. This        discussed below in evaluating the            o Advisory fees, expense limitations and
research is used by AIM in making            fairness and reasonableness of the           fee waivers, and breakpoints and
investment decisions for the Fund. The       Sub-Advisory Agreement at the meeting on     economies of scale. In reviewing these
Board concluded that such arrangements       June 30,2005 and as part of the Board's      factors, the Board considered only the
were appropriate.                            ongoing oversight of the Fund. In their      advisory fees charged to the Fund by AIM
                                             deliberations, the Board and the             and did not consider the sub-advisory
o AIM's financial soundness in light of      independent trustees did not identify        fees paid by AIM to the Sub-Advisor. The
the Fund's needs. The Board considered       any particular factor that was               Board believes that this approach is
whether AIM is financially sound and has     controlling, and each trustee attributed     appropriate because the sub-advisory
the resources necessary to perform its       different weights to the various             fees have no effect on the Fund or its
obligations under the Advisory               factors.                                     share holders, as they are paid by AIM
Agreement, and concluded that AIM has                                                     rather than the Fund. Furthermore, AIM
the financial resources necessary to            The discussion below serves as a          and the Sub-Advisor are affiliates and
fulfill its obligations under the            discussion of the material factors and       the Board believes that the allocation
Advisory Agreement.                          the conclusions with respect thereto         of fees between them is a business
                                             that formed the basis for the Board's        matter, provided that the advisory fees
o Historical relationship between the        approval of the Sub-Advisory Agreement.      charged to the Fund are fair and
Fund and AIM. In determining whether to      After consideration of all of the            reasonable.
continue the Advisory Agreement for the      factors below and based on its informed
Fund, the Board also considered the          business judgment, the Board determined      o Profitability of AIM and its
prior relationship between AIM and the       that the Sub-Advisory Agreement is in        affiliates. The Board reviewed
Fund, as well as the Board's knowledge       the best interests of the Fund and its       information concerning the profitability
of AIM's operations, and concluded that      shareholders.                                of AIM's (and its affiliates')
it was beneficial to maintain the                                                         investment advisory and other activities
current relationship, in part, because       o The nature and extent of the advisory      and its financial condition. The
of such knowledge. The Board also            services to be provided by the               Board considered the overall
reviewed the general nature of the           Sub-Advisor. The Board reviewed the serv-    profitability of AIM, as well as the
non-investment advisory services             ices to be provided by the Sub-Advisor       profitability of AIM in connection with
currently performed by AIM and its           under the Sub-Advisory Agreement. Based      managing the Fund. The Board noted that
affiliates, such as administrative,          on such review, the Board concluded that     AIM's operations remain profitable,
transfer agency and distribution             the range of services to be provided by      although increased expenses in recent
services, and the fees received by AIM       the Sub-Advisor under the Sub-Advisory       years have reduced AIM's profitability.
and its affiliates for performing such       Agreement was appropriate and that the       Based on the review of the profitability
services. In addition to reviewing such      Sub-Advisor currently is providing           of AIM's and its affiliates' investment
services, the trustees also considered       services in accordance with the terms of     advisory and other activities and its
the organizational structure employed by     the Sub-Advisory Agreement.                  financial condition, the Board concluded
AIM and its affiliates to provide those                                                   that the compensation to be paid by the
services. Based on the review of these       o The quality of services to be provided     Fund to AIM under its Advisory Agreement
and other factors, the Board concluded       by the Sub-Advisor. The Board reviewed       was not excessive.
that AIM and its affiliates were             the credentials and experience of the
qualified to continue to provide             officers and employees of the                o The Sub-Advisor's financial soundness
non-investment advisory services to the      Sub-Advisor who will provide investment      in light of the Fund's needs. The Board
Fund, including administrative, transfer     advisory services to the Fund. Based on      considered whether the Sub- Advisor is
agency and distribution services, and        the review of these and other factors,       financially sound and has the resources
that AIM and its affiliates currently        the Board concluded that the quality of      necessary to perform its obligations
are providing satisfactory non-              services to be provided by the               under the Sub-Advisory Agreement, and
investment advisory services.                Sub-Advisor was appropriate, and that        concluded that the Sub-Advisor has the
                                             the Sub-Advisor currently is providing       financial resources necessary to fulfill
                                             satisfactory services in accordance with     its obligations under the Sub-Advisory
                                             the terms of the Sub-Advisory Agreement.     Agreement.

     SUPPLEMENT TO ANNUAL REPORT DATED 10/31/05

AIM TRIMARK SMALL COMPANIES FUND

                                             ========================================

INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                       PLEASE NOTE THAT PAST PERFORMANCE
                                             For periods ended 10/31/05                   IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been                                                        MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class      Inception                         17.72%     THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview      1 Year                           16.11      REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                   6 Months*                         9.21      ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered                                                    PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,      ========================================     SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                      OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  AVERAGE ANNUAL TOTAL RETURNS                 FULL REPORT FOR INFORMATION ON
                                             For periods ended 9/30/05, most recent       COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             calendar quarter-end                         YOUR FUND PROSPECTUS FOR MORE
                                                                                          INFORMATION. FOR THE MOST CURRENT
                                             Inception                         20.24%     MONTH-END PERFORMANCE, PLEASE CALL
                                              1 Year                           25.55      800-451-4246 OR VISIT
                                              6 Months*                         7.37      AIMINVESTMENTS.COM.

                                             *Cumulative total return that has not              HAD THE ADVISOR NOT WAIVED FEES
                                              been annualized                             AND/OR REIMBURSED EXPENSES IN THE PAST,
                                                                                          PERFORMANCE WOULD HAVE BEEN LOWER.
                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV).

                                                   INSTITUTIONAL CLASS SHARES'
                                             INCEPTION DATE IS APRIL 30, 2004.
                                             RETURNS SINCE THAT DATE ARE HISTORICAL
                                             RETURNS. ALL OTHER RETURNS ARE BLENDED
                                             RETURNS OF HISTORICAL INSTITUTIONAL
                                             CLASS SHARE PERFORMANCE AND RESTATED
                                             CLASS A SHARE PERFORMANCE (FOR PERIODS
                                             PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
========================================     VALUE AND REFLECT THE HIGHER RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS
NASDAQ SYMBOL                      ATIIX     A SHARES' INCEPTION DATE IS NOVEMBER 4,
                                             2003. PERFORMANCE OF INSTITUTIONAL CLASS
========================================     SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES DUE TO DIFFERING
                                             SALES CHARGES AND CLASS EXPENSES.

                                                                                      Over for information on your Fund's expenses.

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                         [YOUR GOALS.
                                                        OUR SOLUTIONS.]                         [AIM INVESTMENTS LOGO]
                                                   - REGISTERED TRADEMARK -                    - REGISTERED TRADEMARK -
AIMINVESTMENTS.COM      T-SCO-INS-1

  INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for           The hypothetical account values
                                             example, an $8,600 account value divided     and expenses may not be used to estimate
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          the actual ending account balance or
ongoing costs, including management          result by the number in the table under      expenses you paid for the period. You
fees and other Fund expenses. This           the heading entitled "Actual Expenses        may use this information to compare the
example is intended to help you              Paid During Period" to estimate the          ongoing costs of investing in the Fund
understand your ongoing costs (in            expenses you paid on your account during     and other funds. To do so, compare this
dollars) of investing in the Fund and to     this period.                                 5% hypothetical example with the 5%
compare these costs with ongoing costs                                                    hypothetical examples that appear in the
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
example is based on an investment of         PURPOSES
$1,000 invested at the beginning of the                                                         Please note that the expenses
period and held for the entire period        The table below also provides                shown in the table are meant to
May 1, 2005, through October 31, 2005.       information about hypothetical account       highlight your ongoing costs only.
                                             values and hypothetical expenses based       Therefore, the hypothetical information
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       is useful in comparing ongoing
                                             an assumed rate of return of 5% per year     costs only, and will not help you
The table below provides information         before expenses, which is not the Fund's     determine the relative total costs of
about actual account values and actual       actual return. The Fund's actual             owning different funds.
expenses. You may use the information in     cumulative total return after expenses for
this table, together with the amount you     the six months ended October 31, 2005,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================
                                                ACTUAL                             HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING           ENDING          EXPENSES         ENDING              EXPENSES       ANNUALIZED
   SHARE          ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING     ACCOUNT VALUE        PAID DURING       EXPENSE
   CLASS             (5/1/05)       (10/31/05)(1)      PERIOD(2)       (10/31/05)           PERIOD(2)         RATIO
Institutional      $ 1,000.00        $  1,092.10        $ 4.85         $ 1,020.57            $ 4.69            0.92%

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October 31,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended October 31, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMINVESTMENTS.COM         T-SCO-INS-1

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2005



                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-79.38%

ADVERTISING-1.78%

Harte-Hanks, Inc.                               133,400    $  3,415,040
=======================================================================

AGRICULTURAL PRODUCTS-3.08%

Delta and Pine Land Co.                         236,700       5,905,665
=======================================================================

AIR FREIGHT & LOGISTICS-7.36%

Dynamex Inc.(a)                                 549,209       9,018,012
-----------------------------------------------------------------------
Pacer International, Inc.                       197,200       5,097,620
=======================================================================
                                                             14,115,632
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.80%

Columbia Sportswear Co.(a)                      118,500       5,027,955
-----------------------------------------------------------------------
Hampshire Group, Ltd.(a)                        178,800       4,178,914
=======================================================================
                                                              9,206,869
=======================================================================

AUTOMOTIVE RETAIL-3.20%

Lithia Motors, Inc.-Class A                     225,000       6,129,000
=======================================================================

BUILDING PRODUCTS-2.51%

Trex Co., Inc.(a)                               231,700       4,812,409
=======================================================================

COMMUNICATIONS EQUIPMENT-3.74%

SpectraLink Corp.                               570,762       7,180,186
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.73%

Sabre Holdings Corp.-Class A                    366,000       7,147,980
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-3.40%

FTI Consulting, Inc.(a)                         238,400       6,525,008
=======================================================================

HEALTH CARE EQUIPMENT-2.30%

Bio-Rad Laboratories, Inc.-Class A(a)            75,400       4,412,408
=======================================================================

HEALTH CARE SUPPLIES-5.88%

Cooper Cos., Inc. (The)                          71,224       4,903,060
-----------------------------------------------------------------------
DENTSPLY International Inc.                      58,700       3,236,718
-----------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)               73,300       3,144,570
=======================================================================
                                                             11,284,348
=======================================================================

HOME FURNISHINGS-5.72%

Tempur-Pedic International Inc.(a)              991,600      10,967,096
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.65%

Learning Tree International, Inc.(a)            233,100       3,160,836
=======================================================================


                                                SHARES        VALUE
-----------------------------------------------------------------------


LEISURE PRODUCTS-5.41%

Oakley, Inc.                                    155,700    $  2,304,360
-----------------------------------------------------------------------
Polaris Industries Inc.                         178,800       8,062,092
=======================================================================
                                                             10,366,452
=======================================================================

OFFICE SERVICES & SUPPLIES-1.62%

HNI Corp.                                        63,400       3,100,260
=======================================================================

PHARMACEUTICALS-6.48%

Endo Pharmaceuticals Holdings Inc.(a)           461,700      12,428,964
=======================================================================

PUBLISHING-3.24%

ADVO, Inc.                                      251,600       6,214,520
=======================================================================

REGIONAL BANKS-2.04%

Alabama National BanCorp.                        60,400       3,906,672
=======================================================================

SPECIALIZED CONSUMER SERVICES-3.49%

Alderwoods Group, Inc.(a)                       425,600       6,698,944
=======================================================================

SPECIALTY CHEMICALS-2.02%

MacDermid, Inc.                                 138,400       3,875,200
=======================================================================

SYSTEMS SOFTWARE-3.01%

Embarcadero Technologies, Inc.(a)               742,600       5,777,428
=======================================================================

THRIFTS & MORTGAGE FINANCE-2.92%

Northwest Bancorp, Inc.                         247,400       5,598,662
=======================================================================
    Total Domestic Common Stocks (Cost
      $146,246,041)                                         152,229,579
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-17.06%

CANADA-17.06%

Chemtrade Logistics Income Fund (Commodity
  Chemicals)                                    259,900       2,585,686
-----------------------------------------------------------------------
Cymat Corp. (Aluminum)(a)(b)(d)                 700,000         257,827
-----------------------------------------------------------------------
Cymat Corp. (Aluminum)(a)                      1,797,500        662,049
-----------------------------------------------------------------------
Cymat Corp.-Wts., expiring 06/23/08
  (Aluminum) (Acquired 06/22/05; Cost
  $0)(b)(c)(d)                                  700,000               0
-----------------------------------------------------------------------
FirstService Corp. (Diversified Commercial &
  Professional Services)(a)                     287,200       6,687,270
-----------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)(a)                    1,092,000      3,763,126
-----------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products)(a)           452,400       8,948,024
-----------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products) (Acquired
  07/11/05;Cost $372,083)(a)(b)(d)               20,600         366,703
-----------------------------------------------------------------------



                                                SHARES        VALUE
-----------------------------------------------------------------------
CANADA-(CONTINUED)

Sleeman Breweries Ltd. (Brewers)(a)             457,400    $  4,744,211
-----------------------------------------------------------------------
Vincor International Inc. (Distillers &
  Vintners)(a)                                  160,900       4,708,271
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $28,352,421)                           32,723,167
=======================================================================


                                                SHARES        VALUE
-----------------------------------------------------------------------


                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
=======================================================================
U.S. GOVERNMENT AGENCY SECURITIES-11.91%

FEDERAL HOME LOAN BANK (FHLB)-11.91%

Unsec. Disc. Notes, 3.72%, 11/01/05 (Cost
  $22,847,000)(e)                              $ 22,847    $ 22,847,000
=======================================================================
TOTAL INVESTMENTS-108.35% (Cost $197,445,462)               207,799,746
=======================================================================
OTHER ASSETS LESS LIABILITIES-(8.35%)                       (16,018,727)
=======================================================================
NET ASSETS-100.00%                                         $191,781,019
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Disc.   - Discounted
Unsec.  - Unsecured
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at October 31, 2005 was $624,530, which represented 0.33% of the Fund's Net Assets. See Note 1A.
(c) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at October 31, 2005 was $624,530, which represented 0.33% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(e) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS:

Investments at value (cost $197,445,462)       $207,799,746
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,750,791
-----------------------------------------------------------
  Dividends                                          76,343
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,467
-----------------------------------------------------------
Other assets                                         48,417
===========================================================
    Total assets                                209,679,764
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,797,135
-----------------------------------------------------------
  Fund shares reacquired                         13,955,821
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  6,122
-----------------------------------------------------------
Accrued distribution fees                            63,510
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,551
-----------------------------------------------------------
Accrued transfer agent fees                          22,098
-----------------------------------------------------------
Accrued operating expenses                           52,508
===========================================================
    Total liabilities                            17,898,745
===========================================================
Net assets applicable to shares outstanding    $191,781,019
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $177,858,170
-----------------------------------------------------------
Undistributed net investment income (loss)           (5,235)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      3,553,642
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              10,374,442
===========================================================
                                               $191,781,019
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $127,012,842
___________________________________________________________
===========================================================
Class B                                        $ 19,581,575
___________________________________________________________
===========================================================
Class C                                        $ 24,723,934
___________________________________________________________
===========================================================
Class R                                        $  1,754,935
___________________________________________________________
===========================================================
Institutional Class                            $ 18,707,733
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           9,290,998
___________________________________________________________
===========================================================
Class B                                           1,450,182
___________________________________________________________
===========================================================
Class C                                           1,831,895
___________________________________________________________
===========================================================
Class R                                             128,693
___________________________________________________________
===========================================================
Institutional Class                               1,359,305
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.67
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.67 / 94.50%)       $      14.47
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      13.50
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      13.50
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      13.64
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      13.76
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2005

INVESTMENT INCOME:

Dividends                                                     $   741,461
-------------------------------------------------------------------------
Interest                                                          569,881
=========================================================================
    Total investment income                                     1,311,342
=========================================================================

EXPENSES:

Advisory fees                                                   1,057,747
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     31,092
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         249,302
-------------------------------------------------------------------------
  Class B                                                         135,891
-------------------------------------------------------------------------
  Class C                                                         141,100
-------------------------------------------------------------------------
  Class R                                                           3,082
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              218,400
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                1,094
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          17,904
-------------------------------------------------------------------------
Registration and filing fees                                      109,716
-------------------------------------------------------------------------
Other                                                             115,962
=========================================================================
    Total expenses                                              2,131,290
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (130,025)
=========================================================================
    Net expenses                                                2,001,265
=========================================================================
Net investment income (loss)                                     (689,923)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         4,637,697
-------------------------------------------------------------------------
  Foreign currencies                                              (28,354)
=========================================================================
                                                                4,609,343
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         7,534,072
-------------------------------------------------------------------------
  Foreign currencies                                               22,207
=========================================================================
                                                                7,556,279
=========================================================================
Net gain from investment securities and foreign currencies     12,165,622
=========================================================================
Net increase in net assets resulting from operations          $11,475,699
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 2005 and the period November 4, 2003 (Date operations commenced) through October 31, 2004

                                                                  2005           2004
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (689,923)   $  (149,909)
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   4,609,343        458,107
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            7,556,279      2,818,163
=========================================================================================
    Net increase in net assets resulting from operations        11,475,699      3,126,361
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (196,595)            --
-----------------------------------------------------------------------------------------
  Class B                                                          (50,849)            --
-----------------------------------------------------------------------------------------
  Class C                                                          (38,970)            --
-----------------------------------------------------------------------------------------
  Class R                                                             (275)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                              (41,277)            --
=========================================================================================
    Decrease in net assets resulting from distributions           (327,966)            --
=========================================================================================
Share transactions-net:
  Class A                                                       98,110,668     20,158,818
-----------------------------------------------------------------------------------------
  Class B                                                       11,658,554      5,987,958
-----------------------------------------------------------------------------------------
  Class C                                                       18,887,288      4,134,003
-----------------------------------------------------------------------------------------
  Class R                                                        1,673,597         30,917
-----------------------------------------------------------------------------------------
  Institutional Class                                           12,205,626      4,659,496
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                              142,535,733     34,971,192
=========================================================================================
    Net increase in net assets                                 153,683,466     38,097,553
_________________________________________________________________________________________
=========================================================================================

NET ASSETS:

  Beginning of year                                             38,097,553             --
=========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(5,235) and $(1,922), respectively)            $191,781,019    $38,097,553
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    Effective September 30, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.75% and 1.25% of average daily net assets, respectively, through October 31, 2006. Prior to September 30, 2005, AIM had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.90%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest;
(ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended October 31, 2005, AIM waived fees of $121,616.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended October 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $1,756.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2005, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended October 31, 2005, the Fund paid AISI $218,400 for Class A, Class B, Class C and Class R share classes and $1,094 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2005, the Class A, Class B, Class C and Class R shares paid $249,302, $135,891, $141,100 and $3,082, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2005, ADI advised the Fund that it retained $105,490 in front-end sales commissions from the sale of Class A shares and $11,776, $7,923, $4,783 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,653.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2005, the Fund paid legal fees of $3,071 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the year ended October 31, 2005 and the period November 4, 2003 (date operations commenced) through October 31, 2004 was as follows:

                                                                2005        2004
----------------------------------------------------------------------------------
Distributions paid from ordinary income                       $327,966          --
__________________________________________________________________________________
==================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2005, the components of net assets on a tax basis were as follows:

                                                                    2005
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  3,321,429
----------------------------------------------------------------------------
Undistributed long-term gain                                         352,868
----------------------------------------------------------------------------
Unrealized appreciation -- investments                            10,253,787
----------------------------------------------------------------------------
Temporary book/tax differences                                        (5,235)
----------------------------------------------------------------------------
Shares of beneficial interest                                    177,858,170
============================================================================
Total net assets                                                $191,781,019
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $20,158.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has no capital loss carryforward as of October 31, 2005.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2005 was $161,998,390 and $21,478,670, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $19,170,701
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (8,937,072)
===============================================================================
Net unrealized appreciation of investment securities               $10,233,629
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $197,566,117.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, the treatment of a portion of the proceeds from redemptions as a tax distribution and net operating losses, on October 31, 2005, undistributed net investment income was increased by $686,610, undistributed net realized gain
(loss) was decreased by $1,054,410 and shares of beneficial interest increased by $367,800. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                                 NOVEMBER 4, 2003
                                                                                                 (DATE OPERATIONS
                                                                                                  COMMENCED) TO
                                                                YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                                                       2005(a)                         2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     10,119,625    $133,711,057     2,059,644    $ 22,545,293
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,147,251      14,931,995       593,305       6,419,319
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,683,952      21,999,614       420,237       4,528,577
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                     134,259       1,788,046         2,956          32,022
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         987,101      12,936,760       431,390       4,705,451
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         15,350         191,412            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                          3,944          48,870            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          2,967          36,729            --              --
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                          22             275            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           3,302          41,277            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         41,792         550,687         8,450          94,770
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (42,178)       (550,687)       (8,485)        (94,770)
======================================================================================================================
Reacquired:
  Class A                                                     (2,722,736)    (36,342,488)     (231,127)     (2,481,245)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (212,921)     (2,771,624)      (30,734)       (336,591)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (239,629)     (3,149,055)      (35,632)       (394,574)
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                      (8,448)       (114,724)          (96)         (1,105)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (58,298)       (772,411)       (4,190)        (45,955)
======================================================================================================================
                                                              10,855,355    $142,535,733     3,205,718    $ 34,971,192
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 27% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. 10% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are advised by AIM.
(b) Class R shares and Institutional Class shares commenced sales on April 30, 2004.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ----------------------------------
                                                                                NOVEMBER 4, 2003
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  11.90             $ 10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.06)(a)           (0.04)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.90                1.94
================================================================================================
    Total from investment operations                               1.84                1.90
================================================================================================
Less distributions from net realized gains                        (0.07)                 --
================================================================================================
Net asset value, end of period                                 $  13.67             $ 11.90
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   15.55%              19.00%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $127,013             $21,862
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.51%(c)            2.01%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.61%(c)            3.26%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (0.45)%(c)          (1.17)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           20%                 29%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $83,328,341.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS B
                                                              ----------------------------------
                                                                                NOVEMBER 4, 2003
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.84              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.15)(a)           (0.08)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.88                1.92
================================================================================================
    Total from investment operations                               1.73                1.84
================================================================================================
Less distributions from net realized gains                        (0.07)                 --
================================================================================================
Net asset value, end of period                                  $ 13.50              $11.84
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   14.69%              18.40%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $19,582              $6,558
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.21%(c)            2.66%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.31%(c)            3.91%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (1.15)%(c)          (1.82)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           20%                 29%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $13,589,128.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                           CLASS C
                                                              ----------------------------------
                                                                                NOVEMBER 4, 2003
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,         OCTOBER 31,
                                                                 2005                 2004
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.83              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.15)(a)           (0.07)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.89                1.90
================================================================================================
    Total from investment operations                               1.74                1.83
================================================================================================
Less distributions from net realized gains                        (0.07)                 --
================================================================================================
Net asset value, end of period                                  $ 13.50              $11.83
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   14.79%              18.30%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $24,724              $4,550
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.21%(c)            2.66%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.31%(c)            3.91%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets       (1.15)%(c)          (1.82)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                           20%                 29%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,110,041.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                          CLASS R
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.89              $10.56
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.09)(a)           (0.04)
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.91                1.37
==============================================================================================
    Total from investment operations                              1.82                1.33
==============================================================================================
Less distributions from net realized gains                       (0.07)                 --
==============================================================================================
Net asset value, end of period                                  $13.64              $11.89
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  15.39%              12.59%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,755              $   34
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.71%(c)            2.16%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.81%(c)            3.41%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets      (0.65)%(c)          (1.32)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          20%                 29%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $616,485.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                APRIL 30, 2004
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2005                2004
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.92             $10.56
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.00(a)           (0.02)
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.91               1.38
==============================================================================================
    Total from investment operations                               1.91               1.36
==============================================================================================
Less distributions from net realized gains                        (0.07)                --
==============================================================================================
Net asset value, end of period                                  $ 13.76             $11.92
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   16.11%             12.88%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $18,708             $5,094
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.02%(c)           1.60%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.12%(c)           2.86%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets        0.04%(c)          (0.77)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                           20%                29%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustment in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,796,863.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

    As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Funds and
Shareholders of AIM Trimark Small Companies Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Trimark Small Companies Fund (one of the funds constituting AIM Investment Funds, hereafter referred to as the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period November 4, 2003 (date operations commenced) through October 31, 2004 and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP

December 19, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2005



The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and
                                                  A I M Distributors, Inc. (registered
                                                  broker dealer); Director and Chairman,
                                                  AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1987           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of October 31, 2005





The address of each trustee and officer of AIM Investment Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1987           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc. (financial services holding
   Chief Compliance Officer                       company); Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   AIM Funds Management,
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Inc.
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    5140 Yonge St.
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Suite 900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Toronto, Canada M2N 6X7

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended October 31, 2005, 18.04% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $367,800 for the Fund's tax year ended October 31, 2005.

For its tax year ended October 31, 2005, the Fund designates 17.58% of the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2005, April 30, 2005, July 31, 2005 and October 31, 2005 are 33.17%, 33.45%, 31.55% and 26.62%, respectively.

   DOMESTIC EQUITY                              SECTOR EQUITY                              TAX-FREE

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund            AIM High Income Municipal Fund(1)
AIM Basic Balanced Fund*                     AIM Energy Fund                               AIM Municipal Bond Fund
AIM Basic Value Fund                         AIM Financial Services Fund                   AIM Tax-Exempt Cash Fund
AIM Blue Chip Fund                           AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Charter Fund                             AIM Gold & Precious Metals Fund
AIM Constellation Fund                       AIM Leisure Fund                                AIM ALLOCATION SOLUTIONS
AIM Diversified Dividend Fund                AIM Multi-Sector Fund
AIM Dynamics Fund                            AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
AIM Large Cap Basic Value Fund               AIM Technology Fund                          AIM Growth Allocation Fund(2)
AIM Large Cap Growth Fund                    AIM Utilities Fund                           AIM Moderate Allocation Fund
AIM Mid Cap Basic Value Fund                                                              AIM Moderate Growth Allocation Fund
AIM Mid Cap Core Equity Fund(1)                 FIXED INCOME                              AIM Moderately Conservative Allocation
AIM Mid Cap Growth Fund                                                                   Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund                                                                    DIVERSIFIED PORTFOLIOS
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund                          AIM Income Allocation Fund
AIM S&P 500 Index Fund                       AIM Income Fund                              AIM International Allocation Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund                    AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(1)                 AIM Money Market Fund
AIM Small Company Growth Fund                AIM Short Term Bond Fund
AIM Summit Fund                              AIM Total Return Bond Fund
AIM Trimark Endeavor Fund                    Premier Portfolio
AIM Trimark Small Companies Fund             Premier U.S. Government Money Portfolio
AIM Weingarten Fund

   INTERNATIONAL/GLOBAL EQUITY               ===================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM Asia Pacific Growth Fund                 THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM Developing Markets Fund                  ADVISOR AND READ IT CAREFULLY BEFORE INVESTING
AIM European Growth Fund                     ===================================================================================
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Value Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

*  Domestic equity and income fund

(1) This fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the fund, please see the appropriate prospectus.

(2) Effective April 29,2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after January 20,2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by AIM Distributors, Inc.

AIM Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.

AIMinvestments.com                  T-SCO-AR-1         A I M  Distributors, Inc.

                                YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------
Mutual    Retirement    Annuities  College    Separately   Offshore   Cash              [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                 Savings    Managed      Products   Management              --Registered Trademark--
                                   Plans      Accounts
--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

      As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

      On the date of the reporting period, October 31, 2005, the Registrant's audit committee financial expert was Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

      On October 27, 2005, the Board of Trustees determined that Raymond Stickel, Jr. is an audit committee financial expert. Mr. Stickel was appointed to the Registrant's Audit Committee effective as of October 1, 2005. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

FEES BILLED BY PWC RELATED TO THE REGISTRANT

      PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                      Percentage of Fees                                    Percentage of Fees
                                                     Billed Applicable to                                  Billed Applicable to
                                                     Non-Audit Services                                    Non-Audit Services
                                                      Provided for fiscal                                  Provided for fiscal
                              Fees Billed for           year end 2005          Fees Billed for                year end 2004
                            Services Rendered to     Pursuant to Waiver of   Services Rendered to         Pursuant to Waiver of
                             the Registrant for         Pre-Approval          the Registrant for              Pre-Approval
                            fiscal year end 2005        Requirement(1)       fiscal year end 2004             Requirement(1)
                           ----------------------    ---------------------   --------------------         ---------------------
Audit Fees                     $      192,225                N/A                $      203,653                     N/A
Audit-Related Fees(2)          $        5,625                  0%               $            0                       0%
Tax Fees(3)                    $       45,783                  0%               $       42,925                       0%
All Other Fees                 $            0                  0%               $            0                       0%
                               --------------                                   --------------
Total Fees                     $      243,633                  0%               $      246,578                       0%

PWC billed the Registrant aggregate non-audit fees of $51,408 for the fiscal year ended 2005, and $42,925 for the fiscal year ended 2004, for non-audit services rendered to the Registrant.


----------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Audit-Related fees for the fiscal year end October 31, 2005 includes fees billed for completing agreed upon procedures related to fund mergers.

(3) Tax fees for the fiscal year end October 31, 2005 includes fees billed for reviewing tax returns. Tax fees for fiscal year end October 31, 2004 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

      PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                            Fees Billed for                                Fees Billed for
                           Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                          Rendered to AIM and    Billed Applicable to    Rendered to AIM and    Billed Applicable to
                           AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                          fiscal year end 2005    Provided for fiscal   fiscal year end 2004    Provided for fiscal
                           That Were Required        year end 2005       That Were Required        year end 2004
                           to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                          by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                            Audit Committee         Requirement(1)         Audit Committee         Requirement(1)
                          -------------------    --------------------    -------------------   ----------------------
Audit-Related Fees                 $0                     0%                     $0                      0%
Tax Fees                           $0                     0%                     $0                      0%
All Other Fees                     $0                     0%                     $0                      0%
                                   --                                            --
Total Fees(2)                      $0                     0%                     $0                      0%

----------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and
      (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2005, and $0 for the fiscal year ended 2004, for non-audit services rendered to AIM and AIM Affiliates.

      The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005


I.    STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC

Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.   DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III.  AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.   NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.    PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.   PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

      o Bookkeeping or other services related to the accounting records or financial statements of the audit client

      o     Financial information systems design and implementation

      o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

      o     Actuarial services

      o     Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

      o     Management functions

      o     Human resources

      o     Broker-dealer, investment adviser, or investment banking services

      o     Legal services

      o     Expert services unrelated to the audit

      o Any other service that the Public Company Oversight Board determines by regulation is impermissible.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

            Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

            Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None

ITEM 11.  CONTROLS AND PROCEDURES.

(a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

12(a)(1)    Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)    Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Funds

By:         /s/ Robert H. Graham
            ---------------------------------
            Robert H. Graham
            Principal Executive Officer

Date:       January 6, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:         /s/ Robert H. Graham
            ---------------------------------
            Robert H. Graham
            Principal Executive Officer

Date:       January 6, 2006


By:
            /s/ Sidney M. Dilgren
            ---------------------------------
            Sidney M. Dilgren
            Principal Financial Officer

Date:       January 6, 2006

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.